UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Value Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Fund	(4.14)%	6.29%	12.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Period Ending Values
$32,471	Fidelity® Value Fund
$35,010	Russell Midcap® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale. Materials (-9%) and industrials (-1%) fared worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Lead Portfolio Manager Matthew Friedman:  For the year, the fund’s Retail Class shares returned -4.14%, lagging the 0.16% result of its benchmark, the Russell Midcap® Value Index. Stock selection hurt the fund’s relative performance this period – particularly within the materials, communication services and energy sectors. Among individual stocks, Colony Capital (formerly Colony NorthStar) detracted more than any other single holding. Shares of this diversified real estate investment trust (REIT) returned about -48%, plunging in late February after the firm issued disappointing quarterly sales and earnings and made a substantial cut to its dividend. Avoiding index component Twitter, also detracted notably, as shares of the news and social networking platform rallied about 123% the past 12 months. Conversely, an underweighting, on average, in data storage solutions provider Western Digital added value. The fund did not own Western Digital at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On June 11, 2018, Matt Friedman assumed management responsibilities of the financials and real estate sleeves, succeeding Justin Bennett, who has moved into a new role. On March 31, 2018, Kathy Buck retired from portfolio management, leaving Lead Manager Matt Friedman, who co-managed the consumer sleeves with Kathy since December 1, 2017, sole manager of these sleeves.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
PPL Corp.	1.1
Dollar Tree, Inc.	1.1
AECOM	1.1
Sempra Energy	1.0
Cheniere Energy, Inc.	1.0
Nielsen Holdings PLC	1.0
American Tower Corp.	1.0
HD Supply Holdings, Inc.	1.0
Vistra Energy Corp.	1.0
Ameriprise Financial, Inc.	0.9
10.2

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	14.1
Industrials	14.0
Consumer Discretionary	10.6
Materials	9.8
Real Estate	9.5

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 19.9%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.2%
Entertainment - 0.4%
The Walt Disney Co.	259,100	$29,752
Media - 3.8%
Discovery Communications, Inc. Class A (a)(b)	1,214,200	39,328
DISH Network Corp. Class A (a)	1,154,300	35,483
Entercom Communications Corp. Class A (b)	3,585,700	23,271
GCI Liberty, Inc. (a)	1,083,900	51,301
Grupo Televisa SA de CV (CPO) sponsored ADR	883,900	12,710
Interpublic Group of Companies, Inc.	1,383,300	32,037
Liberty Global PLC Class C (a)	1,100,100	27,547
Nexstar Broadcasting Group, Inc. Class A	562,500	42,126
		263,803

TOTAL COMMUNICATION SERVICES		293,555

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,655,600	25,115
BorgWarner, Inc.	310,100	12,221
		37,336
Distributors - 0.7%
LKQ Corp. (a)	1,827,500	49,836
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	51,140	1,741
Houghton Mifflin Harcourt Co. (a)	4,390,406	29,416
ServiceMaster Global Holdings, Inc. (a)	76,963	3,300
		34,457
Hotels, Restaurants & Leisure - 2.2%
Eldorado Resorts, Inc. (a)	1,265,165	46,179
Hilton Grand Vacations, Inc. (a)	441,000	11,850
The Stars Group, Inc. (a)	1,735,900	36,055
U.S. Foods Holding Corp. (a)	2,142,700	62,503
		156,587
Household Durables - 2.0%
D.R. Horton, Inc.	1,545,200	55,565
Mohawk Industries, Inc. (a)	323,800	40,388
Tempur Sealy International, Inc. (a)(b)	971,900	44,911
		140,864
Internet & Direct Marketing Retail - 1.2%
eBay, Inc. (a)	1,232,664	35,784
Liberty Interactive Corp. QVC Group Series A (a)	2,153,000	47,237
		83,021
Leisure Products - 0.7%
Mattel, Inc. (a)(b)	2,844,300	38,626
Vista Outdoor, Inc. (a)	1,075,300	13,441
		52,067
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	916,000	77,219
Specialty Retail - 1.7%
Lowe's Companies, Inc.	411,200	39,154
Michaels Companies, Inc. (a)(b)	2,224,000	35,250
Sally Beauty Holdings, Inc. (a)	2,339,600	41,668
		116,072

TOTAL CONSUMER DISCRETIONARY		747,459

CONSUMER STAPLES - 5.9%
Food Products - 4.2%
Bunge Ltd.	234,200	14,474
Conagra Brands, Inc.	1,142,000	40,655
Danone SA	569,900	40,357
Darling International, Inc. (a)	2,483,800	51,315
Greencore Group PLC	11,360,900	27,475
Nomad Foods Ltd. (a)	1,600,017	30,560
TreeHouse Foods, Inc. (a)	637,500	29,045
Tyson Foods, Inc. Class A	965,800	57,871
		291,752
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	758,000	49,232
Personal Products - 0.4%
Coty, Inc. Class A	2,858,009	30,152
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	978,837	42,433

TOTAL CONSUMER STAPLES		413,569

ENERGY - 9.0%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	1,659,671	44,297
TechnipFMC PLC	171,927	4,522
		48,819
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	981,600	52,221
Cabot Oil & Gas Corp.	329,700	7,989
Cenovus Energy, Inc. (Canada)	3,528,200	29,856
Cheniere Energy, Inc. (a)	1,208,600	73,012
CNX Resources Corp. (a)	1,892,800	29,622
Concho Resources, Inc. (a)	146,500	20,377
Devon Energy Corp.	696,000	22,550
Diamondback Energy, Inc.	149,917	16,845
Encana Corp.	3,815,769	38,956
Energen Corp. (a)	165,079	11,881
Enterprise Products Partners LP	527,300	14,142
Golar LNG Ltd.	713,748	19,114
Lundin Petroleum AB	1,126,900	34,406
Magnolia Oil & Gas Corp. Class A (a)	1,083,100	13,485
Marathon Petroleum Corp.	240,199	16,922
Newfield Exploration Co. (a)	266,710	5,388
Noble Energy, Inc.	2,341,900	58,196
Teekay LNG Partners LP	2,157,980	30,665
Teekay Offshore Partners LP	11,287,527	24,607
Valero Energy Corp.	497,000	45,272
WPX Energy, Inc. (a)	1,200,900	19,262
		584,768

TOTAL ENERGY		633,587

FINANCIALS - 14.1%
Banks - 3.4%
CIT Group, Inc.	657,174	31,137
First Citizen Bancshares, Inc.	63,092	26,917
PNC Financial Services Group, Inc.	361,500	46,449
Signature Bank	121,100	13,309
U.S. Bancorp	1,165,915	60,942
Wells Fargo & Co.	1,193,028	63,505
		242,259
Capital Markets - 4.4%
Ameriprise Financial, Inc.	504,500	64,193
Apollo Global Management LLC Class A	1,653,632	48,650
Ares Management LP	2,086,300	40,912
Invesco Ltd.	1,565,100	33,978
LPL Financial	426,700	26,285
State Street Corp.	550,500	37,847
The Blackstone Group LP	1,198,804	38,793
Tullett Prebon PLC	4,047,611	15,004
		305,662
Consumer Finance - 2.9%
Capital One Financial Corp.	377,191	33,683
Discover Financial Services	425,700	29,659
Navient Corp.	316,365	3,664
OneMain Holdings, Inc. (a)	1,349,338	38,483
SLM Corp. (a)	4,827,700	48,953
Synchrony Financial	1,687,700	48,741
		203,183
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	179,291	36,805
Donnelley Financial Solutions, Inc. (a)	1,546,250	24,044
		60,849
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	2,040,459	41,993
American International Group, Inc.	764,600	31,570
Chubb Ltd.	290,648	36,305
FNF Group	1,265,000	42,314
Sul America SA unit	3,724,400	24,819
		177,001

TOTAL FINANCIALS		988,954

HEALTH CARE - 7.4%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	190,800	21,383
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	56,300	4,734
Teleflex, Inc.	24,720	5,951
The Cooper Companies, Inc.	23,100	5,967
Zimmer Biomet Holdings, Inc.	118,746	13,488
		30,140
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	107,500	5,440
Centene Corp. (a)	46,300	6,034
Cigna Corp.	205,100	43,852
CVS Health Corp.	644,100	46,626
DaVita HealthCare Partners, Inc. (a)	30,300	2,040
Henry Schein, Inc. (a)	67,200	5,578
Laboratory Corp. of America Holdings (a)	54,500	8,750
McKesson Corp.	202,100	25,214
Molina Healthcare, Inc. (a)	29,900	3,790
Quest Diagnostics, Inc.	85,100	8,009
Universal Health Services, Inc. Class B	444,592	54,045
		209,378
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	224,300	14,532
Bio-Rad Laboratories, Inc. Class A (a)	25,200	6,876
PerkinElmer, Inc.	42,400	3,667
QIAGEN NV (a)	89,900	3,263
Quintiles Transnational Holdings, Inc. (a)	26,600	3,270
		31,608
Pharmaceuticals - 3.2%
Allergan PLC	242,900	38,381
Bayer AG	528,000	40,472
Indivior PLC (a)	3,968,748	9,555
Jazz Pharmaceuticals PLC (a)	377,709	59,988
Mylan NV (a)	1,401,100	43,784
Perrigo Co. PLC	90,600	6,369
The Medicines Company (a)(b)	1,085,201	25,242
		223,791

TOTAL HEALTH CARE		516,300

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	214,700	46,908
Ultra Electronics Holdings PLC	613,600	11,278
United Technologies Corp.	401,100	49,821
		108,007
Airlines - 1.7%
Air Canada (a)	1,099,300	20,860
American Airlines Group, Inc.	1,777,817	62,366
JetBlue Airways Corp. (a)	2,149,899	35,968
		119,194
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd. (b)	548,700	8,664
Masco Corp.	64,000	1,920
		10,584
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	204,839	6,299
Stericycle, Inc. (a)	96,000	4,797
The Brink's Co.	783,900	51,988
		63,084
Construction & Engineering - 1.6%
AECOM (a)	2,595,923	75,645
Arcadis NV	950,370	12,863
Williams Scotsman Corp. (a)(b)	1,782,400	26,451
		114,959
Electrical Equipment - 0.8%
Regal Beloit Corp.	460,800	33,039
Sensata Technologies, Inc. PLC (a)	424,106	19,891
		52,930
Machinery - 1.5%
Allison Transmission Holdings, Inc.	423,729	18,678
SPX Corp. (a)	876,600	25,702
WABCO Holdings, Inc. (a)	529,057	56,847
		101,227
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	12,102	15,275
Professional Services - 1.5%
Manpower, Inc.	491,900	37,527
Nielsen Holdings PLC	2,691,600	69,928
		107,455
Road & Rail - 0.8%
CSX Corp.	115,732	7,969
Knight-Swift Transportation Holdings, Inc. Class A	1,301,900	41,661
Norfolk Southern Corp.	46,687	7,835
		57,465
Trading Companies & Distributors - 2.8%
AerCap Holdings NV (a)	612,996	30,699
Ashtead Group PLC	1,831,700	45,315
Fortress Transportation & Infrastructure Investors LLC	2,396,900	39,908
HD Supply Holdings, Inc. (a)	1,793,274	67,373
MRC Global, Inc. (a)	902,899	14,293
		197,588
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	901,200	33,299

TOTAL INDUSTRIALS		981,067

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	1,630,900	39,239
Electronic Equipment & Components - 0.8%
Avnet, Inc.	500,800	20,067
Flextronics International Ltd. (a)	819,500	6,441
Jabil, Inc.	1,334,703	33,007
		59,515
IT Services - 4.4%
Alliance Data Systems Corp.	141,900	29,257
Amdocs Ltd.	762,500	48,243
Cognizant Technology Solutions Corp. Class A	571,300	39,437
Conduent, Inc. (a)	2,122,500	40,540
DXC Technology Co.	628,900	45,803
First Data Corp. Class A (a)	1,756,300	32,913
Leidos Holdings, Inc.	769,349	49,838
Unisys Corp. (a)(b)	1,170,019	21,540
		307,571
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.	160,100	35,781
Marvell Technology Group Ltd.	996,000	16,344
Micron Technology, Inc. (a)	174,500	6,582
NXP Semiconductors NV	393,400	29,501
Qualcomm, Inc.	542,254	34,102
		122,310
Software - 1.3%
Micro Focus International PLC	2,874,700	44,564
Nuance Communications, Inc. (a)	1,534,900	26,692
Totvs SA	2,967,900	20,017
		91,273

TOTAL INFORMATION TECHNOLOGY		619,908

MATERIALS - 9.8%
Chemicals - 6.5%
Axalta Coating Systems Ltd. (a)	1,783,646	44,020
Celanese Corp. Class A	150,700	14,609
DowDuPont, Inc.	1,054,906	56,881
FMC Corp.	783,700	61,191
LyondellBasell Industries NV Class A	614,080	54,819
Nutrien Ltd.	888,880	47,055
Olin Corp.	416,500	8,413
Orion Engineered Carbons SA	1,144,300	29,534
Platform Specialty Products Corp. (a)	3,089,700	33,431
The Chemours Co. LLC	1,314,238	43,383
Tronox Ltd. Class A	1,292,074	14,794
Westlake Chemical Corp.	700,800	49,967
		458,097
Construction Materials - 0.8%
Eagle Materials, Inc.	556,500	41,092
Summit Materials, Inc.	1,276,500	17,233
		58,325
Containers & Packaging - 1.7%
Avery Dennison Corp.	120,556	10,937
Ball Corp.	385,600	17,275
Crown Holdings, Inc. (a)	1,233,300	52,156
Graphic Packaging Holding Co.	3,541,200	38,989
		119,357
Metals & Mining - 0.8%
Antofagasta PLC	481,400	4,829
Constellium NV (a)	2,849,700	25,818
Randgold Resources Ltd. sponsored ADR (b)	106,300	8,349
Steel Dynamics, Inc.	341,265	13,514
		52,510

TOTAL MATERIALS		688,289

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Tower Corp.	448,404	69,866
Colony Capital, Inc.	4,542,808	26,666
Corporate Office Properties Trust (SBI)	1,513,599	39,111
Douglas Emmett, Inc.	979,600	35,452
Equinix, Inc.	142,700	54,046
Equity Lifestyle Properties, Inc.	534,561	50,618
Grivalia Properties REIC	806,084	6,930
National Retail Properties, Inc. (b)	1,128,288	52,747
Outfront Media, Inc.	1,458,200	25,839
Public Storage	284,500	58,456
SL Green Realty Corp.	479,100	43,723
Spirit Realty Capital, Inc.	4,199,500	32,840
Taubman Centers, Inc.	685,800	37,726
Urban Edge Properties	1,825,300	37,400
		571,420
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	1,013,900	40,850
Cushman & Wakefield PLC (b)	2,057,200	33,450
Howard Hughes Corp. (a)	215,000	23,977
		98,277

TOTAL REAL ESTATE		669,697

UTILITIES - 6.4%
Electric Utilities - 3.6%
Evergy, Inc.	998,600	55,912
PG&E Corp.	988,700	46,281
PPL Corp.	2,663,700	80,980
Vistra Energy Corp. (a)	2,972,800	67,274
		250,447
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	1,586,100	57,401
The AES Corp.	1,879,500	27,403
		84,804
Multi-Utilities - 1.6%
Ameren Corp.	617,200	39,859
Sempra Energy	680,697	74,958
		114,817

TOTAL UTILITIES		450,068

TOTAL COMMON STOCKS
(Cost $7,034,013)		7,002,453
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.28% 1/17/19
(Cost $1,373)	1,380	1,373
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.23% (c)	32,108,944	$32,115
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	182,256,783	182,275
TOTAL MONEY MARKET FUNDS
(Cost $214,389)		214,390
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $7,249,775)		7,218,216
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(194,103)
NET ASSETS - 100%		$7,024,113

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,603
Fidelity Securities Lending Cash Central Fund	2,657
Total	$4,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Donnelley Financial Solutions, Inc.	$26,445	$26,467	$21,431	$--	$(2,523)	$(4,914)	$--
Total	$26,445	$26,467	$21,431	$--	$(2,523)	$(4,914)	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$293,555	$293,555	$--	$--
Consumer Discretionary	747,459	747,459	--	--
Consumer Staples	413,569	330,779	82,790	--
Energy	633,587	633,587	--	--
Financials	988,954	988,954	--	--
Health Care	516,300	475,828	40,472	--
Industrials	981,067	965,792	15,275	--
Information Technology	619,908	575,344	44,564	--
Materials	688,289	688,289	--	--
Real Estate	669,697	669,697	--	--
Utilities	450,068	450,068	--	--
U.S. Government and Government Agency Obligations	1,373	--	1,373	--
Money Market Funds	214,390	214,390	--	--
Total Investments in Securities:	$7,218,216	$7,033,742	$184,474	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
United Kingdom	4.6%
Netherlands	2.8%
Canada	2.5%
Ireland	1.9%
Bermuda	1.8%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $178,050) — See accompanying schedule: Unaffiliated issuers (cost $7,035,386)	$7,003,826
Fidelity Central Funds (cost $214,389)	214,390
Total Investment in Securities (cost $7,249,775)		$7,218,216
Cash		64
Receivable for investments sold		45,812
Receivable for fund shares sold		1,040
Dividends receivable		4,226
Distributions receivable from Fidelity Central Funds		257
Prepaid expenses		15
Other receivables		1,262
Total assets		7,270,892
Liabilities
Payable for investments purchased	$53,857
Payable for fund shares redeemed	6,714
Accrued management fee	2,171
Other affiliated payables	945
Other payables and accrued expenses	824
Collateral on securities loaned	182,268
Total liabilities		246,779
Net Assets		$7,024,113
Net Assets consist of:
Paid in capital		$6,250,673
Total distributable earnings (loss)		773,440
Net Assets		$7,024,113
Net Asset Value and Maximum Offering Price
Value:
Net Asset Value, offering price and redemption price per share ($6,180,540 ÷ 554,432 shares)		$11.15
Class K:
Net Asset Value, offering price and redemption price per share ($843,573 ÷ 75,559 shares)		$11.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends		$143,988
Interest		204
Income from Fidelity Central Funds		4,260
Total income		148,452
Expenses
Management fee
Basic fee	$44,382
Performance adjustment	(10,566)
Transfer agent fees	10,525
Accounting and security lending fees	1,245
Custodian fees and expenses	220
Independent trustees' fees and expenses	41
Registration fees	97
Audit	84
Legal	121
Miscellaneous	61
Total expenses before reductions	46,210
Expense reductions	(1,368)
Total expenses after reductions		44,842
Net investment income (loss)		103,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	851,753
Fidelity Central Funds	24
Other affiliated issuers	(2,523)
Futures contracts	(264)
Total net realized gain (loss)		848,990
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,207,729)
Fidelity Central Funds	(18)
Other affiliated issuers	(4,914)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(71)
Total change in net unrealized appreciation (depreciation)		(1,212,733)
Net gain (loss)		(363,743)
Net increase (decrease) in net assets resulting from operations		$(260,133)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,610	$126,851
Net realized gain (loss)	848,990	556,415
Change in net unrealized appreciation (depreciation)	(1,212,733)	795,816
Net increase (decrease) in net assets resulting from operations	(260,133)	1,479,082
Distributions to shareholders	(401,193)	–
Distributions to shareholders from net investment income	–	(100,620)
Distributions to shareholders from net realized gain	–	(1,989)
Total distributions	(401,193)	(102,609)
Share transactions - net increase (decrease)	(731,672)	(621,951)
Total increase (decrease) in net assets	(1,392,998)	754,522
Net Assets
Beginning of period	8,417,111	7,662,589
End of period	$7,024,113	$8,417,111
Other Information
Undistributed net investment income end of period		$97,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.19	$10.30	$11.07	$11.30	$9.95
Income from Investment Operations
Net investment income (loss)B	.15	.18C	.17	.12	.10
Net realized and unrealized gain (loss)	(.62)	1.85	.11	(.10)D	1.35
Total from investment operations	(.47)	2.03	.28	.02	1.45
Distributions from net investment income	(.17)	(.14)	(.12)	(.09)	(.08)
Distributions from net realized gain	(.41)	–E	(.93)	(.16)	(.02)
Total distributions	(.57)F	(.14)	(1.05)	(.25)	(.10)
Net asset value, end of period	$11.15	$12.19	$10.30	$11.07	$11.30
Total ReturnG	(4.14)%	19.86%	2.85%	.12%D	14.68%
Ratios to Average Net AssetsH,I
Expenses before reductions	.58%	.58%	.62%	.79%	.73%
Expenses net of fee waivers, if any	.58%	.58%	.62%	.79%	.73%
Expenses net of all reductions	.56%	.57%	.61%	.78%	.73%
Net investment income (loss)	1.25%	1.51%C	1.71%	1.02%	.95%
Supplemental Data
Net assets, end of period (in millions)	$6,181	$7,344	$6,741	$7,437	$8,024
Portfolio turnover rateJ	100%	73%	72%	80%	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .01%

 E Amount represents less than $.005 per share.

 F Total distributions of $.57 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.409 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.21	$10.32	$11.09	$11.32	$9.97
Income from Investment Operations
Net investment income (loss)B	.16	.19C	.18	.13	.12
Net realized and unrealized gain (loss)	(.62)	1.85	.11	(.10)D	1.35
Total from investment operations	(.46)	2.04	.29	.03	1.47
Distributions from net investment income	(.18)	(.15)	(.13)	(.10)	(.10)
Distributions from net realized gain	(.41)	–E	(.93)	(.16)	(.02)
Total distributions	(.59)	(.15)	(1.06)	(.26)	(.12)
Net asset value, end of period	$11.16	$12.21	$10.32	$11.09	$11.32
Total ReturnF	(4.11)%	19.98%	2.96%	.24%D	14.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%	.48%	.50%	.68%	.62%
Expenses net of fee waivers, if any	.48%	.48%	.50%	.68%	.62%
Expenses net of all reductions	.46%	.48%	.49%	.67%	.61%
Net investment income (loss)	1.34%	1.61%C	1.82%	1.13%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$844	$1,073	$922	$1,404	$1,499
Portfolio turnover rateI	100%	73%	72%	80%	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .13%

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective May 11, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $688 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$703,626
Gross unrealized depreciation	(777,748)
Net unrealized appreciation (depreciation)	$(74,122)
Tax Cost	$7,292,338

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$187,690
Undistributed long-term capital gain	$664,321
Net unrealized appreciation (depreciation) on securities and other investments	$(77,883)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$302,079	$ 102,609
Long-term Capital Gains	99,114	–
Total	$401,193	$ 102,609

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,097,192 and $8,947,599, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIOOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Value	$10,010.14
Class K	515.05
	$10,525

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $280 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,657, including $10 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,281 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $87.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Value	$341,788	$–
Class K	59,405	–
Total	$401,193	$–
From net investment income
Value	$–	$87,700
Class K	–	12,920
Total	$–	$100,620
From net realized gain
Value	$–	$1,751
Class K	–	238
Total	$–	$1,989

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018(a)	Year ended October 31, 2017(a)	Year ended October 31, 2018	Year ended October 31, 2017
Value
Shares sold	16,805	31,280	$201,914	$356,778
Reinvestment of distributions	26,848	7,550	319,599	84,080
Shares redeemed	(91,551)	(91,050)	(1,103,877)	(1,047,226)
Net increase (decrease)	(47,898)	(52,220)	$(582,364)	$(606,368)
Class K
Shares sold	26,637	20,810	$323,494	$241,638
Reinvestment of distributions	4,987	1,180	59,405	13,157
Shares redeemed	(43,915)	(23,490)	(532,207)	(270,378)
Net increase (decrease)	(12,291)	(1,500)	$(149,308)	$(15,583)

(a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Value Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Value Fund (one of the funds constituting Fidelity Capital Trust, hereafter referred to as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee [Include if document contains trusts for which the individual serves as Trustee and trusts for which he/she does not serve as Trustee: of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Value	.55%
Actual		$1,000.00	$949.70	$2.70
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Class K	.45%
Actual		$1,000.00	$949.50	$2.21
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Value Fund
Value	12/10/18	12/07/18	$0.121	$1.293
Class K	12/10/18	12/07/18	$0.132	$1.293

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $664,321,105, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 34%; Class K designates 33%; of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 41%; Class K designates 40%; of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VAL-ANN-1218
1.538531.121

Fidelity® Value Fund Class K Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	(4.11)%	6.39%	12.65%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Value Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund - Class K on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Period Ending Values
$32,896	Fidelity® Value Fund - Class K
$35,010	Russell Midcap® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale. Materials (-9%) and industrials (-1%) fared worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Lead Portfolio Manager Matthew Friedman:  For the year, the fund’s Retail Class shares returned -4.14%, lagging the 0.16% result of its benchmark, the Russell Midcap® Value Index. Stock selection hurt the fund’s relative performance this period – particularly within the materials, communication services and energy sectors. Among individual stocks, Colony Capital (formerly Colony NorthStar) detracted more than any other single holding. Shares of this diversified real estate investment trust (REIT) returned about -48%, plunging in late February after the firm issued disappointing quarterly sales and earnings and made a substantial cut to its dividend. Avoiding index component Twitter, also detracted notably, as shares of the news and social networking platform rallied about 123% the past 12 months. Conversely, an underweighting, on average, in data storage solutions provider Western Digital added value. The fund did not own Western Digital at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On June 11, 2018, Matt Friedman assumed management responsibilities of the financials and real estate sleeves, succeeding Justin Bennett, who has moved into a new role. On March 31, 2018, Kathy Buck retired from portfolio management, leaving Lead Manager Matt Friedman, who co-managed the consumer sleeves with Kathy since December 1, 2017, sole manager of these sleeves.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
PPL Corp.	1.1
Dollar Tree, Inc.	1.1
AECOM	1.1
Sempra Energy	1.0
Cheniere Energy, Inc.	1.0
Nielsen Holdings PLC	1.0
American Tower Corp.	1.0
HD Supply Holdings, Inc.	1.0
Vistra Energy Corp.	1.0
Ameriprise Financial, Inc.	0.9
10.2

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	14.1
Industrials	14.0
Consumer Discretionary	10.6
Materials	9.8
Real Estate	9.5

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 19.9%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.2%
Entertainment - 0.4%
The Walt Disney Co.	259,100	$29,752
Media - 3.8%
Discovery Communications, Inc. Class A (a)(b)	1,214,200	39,328
DISH Network Corp. Class A (a)	1,154,300	35,483
Entercom Communications Corp. Class A (b)	3,585,700	23,271
GCI Liberty, Inc. (a)	1,083,900	51,301
Grupo Televisa SA de CV (CPO) sponsored ADR	883,900	12,710
Interpublic Group of Companies, Inc.	1,383,300	32,037
Liberty Global PLC Class C (a)	1,100,100	27,547
Nexstar Broadcasting Group, Inc. Class A	562,500	42,126
		263,803

TOTAL COMMUNICATION SERVICES		293,555

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,655,600	25,115
BorgWarner, Inc.	310,100	12,221
		37,336
Distributors - 0.7%
LKQ Corp. (a)	1,827,500	49,836
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	51,140	1,741
Houghton Mifflin Harcourt Co. (a)	4,390,406	29,416
ServiceMaster Global Holdings, Inc. (a)	76,963	3,300
		34,457
Hotels, Restaurants & Leisure - 2.2%
Eldorado Resorts, Inc. (a)	1,265,165	46,179
Hilton Grand Vacations, Inc. (a)	441,000	11,850
The Stars Group, Inc. (a)	1,735,900	36,055
U.S. Foods Holding Corp. (a)	2,142,700	62,503
		156,587
Household Durables - 2.0%
D.R. Horton, Inc.	1,545,200	55,565
Mohawk Industries, Inc. (a)	323,800	40,388
Tempur Sealy International, Inc. (a)(b)	971,900	44,911
		140,864
Internet & Direct Marketing Retail - 1.2%
eBay, Inc. (a)	1,232,664	35,784
Liberty Interactive Corp. QVC Group Series A (a)	2,153,000	47,237
		83,021
Leisure Products - 0.7%
Mattel, Inc. (a)(b)	2,844,300	38,626
Vista Outdoor, Inc. (a)	1,075,300	13,441
		52,067
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	916,000	77,219
Specialty Retail - 1.7%
Lowe's Companies, Inc.	411,200	39,154
Michaels Companies, Inc. (a)(b)	2,224,000	35,250
Sally Beauty Holdings, Inc. (a)	2,339,600	41,668
		116,072

TOTAL CONSUMER DISCRETIONARY		747,459

CONSUMER STAPLES - 5.9%
Food Products - 4.2%
Bunge Ltd.	234,200	14,474
Conagra Brands, Inc.	1,142,000	40,655
Danone SA	569,900	40,357
Darling International, Inc. (a)	2,483,800	51,315
Greencore Group PLC	11,360,900	27,475
Nomad Foods Ltd. (a)	1,600,017	30,560
TreeHouse Foods, Inc. (a)	637,500	29,045
Tyson Foods, Inc. Class A	965,800	57,871
		291,752
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	758,000	49,232
Personal Products - 0.4%
Coty, Inc. Class A	2,858,009	30,152
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	978,837	42,433

TOTAL CONSUMER STAPLES		413,569

ENERGY - 9.0%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	1,659,671	44,297
TechnipFMC PLC	171,927	4,522
		48,819
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	981,600	52,221
Cabot Oil & Gas Corp.	329,700	7,989
Cenovus Energy, Inc. (Canada)	3,528,200	29,856
Cheniere Energy, Inc. (a)	1,208,600	73,012
CNX Resources Corp. (a)	1,892,800	29,622
Concho Resources, Inc. (a)	146,500	20,377
Devon Energy Corp.	696,000	22,550
Diamondback Energy, Inc.	149,917	16,845
Encana Corp.	3,815,769	38,956
Energen Corp. (a)	165,079	11,881
Enterprise Products Partners LP	527,300	14,142
Golar LNG Ltd.	713,748	19,114
Lundin Petroleum AB	1,126,900	34,406
Magnolia Oil & Gas Corp. Class A (a)	1,083,100	13,485
Marathon Petroleum Corp.	240,199	16,922
Newfield Exploration Co. (a)	266,710	5,388
Noble Energy, Inc.	2,341,900	58,196
Teekay LNG Partners LP	2,157,980	30,665
Teekay Offshore Partners LP	11,287,527	24,607
Valero Energy Corp.	497,000	45,272
WPX Energy, Inc. (a)	1,200,900	19,262
		584,768

TOTAL ENERGY		633,587

FINANCIALS - 14.1%
Banks - 3.4%
CIT Group, Inc.	657,174	31,137
First Citizen Bancshares, Inc.	63,092	26,917
PNC Financial Services Group, Inc.	361,500	46,449
Signature Bank	121,100	13,309
U.S. Bancorp	1,165,915	60,942
Wells Fargo & Co.	1,193,028	63,505
		242,259
Capital Markets - 4.4%
Ameriprise Financial, Inc.	504,500	64,193
Apollo Global Management LLC Class A	1,653,632	48,650
Ares Management LP	2,086,300	40,912
Invesco Ltd.	1,565,100	33,978
LPL Financial	426,700	26,285
State Street Corp.	550,500	37,847
The Blackstone Group LP	1,198,804	38,793
Tullett Prebon PLC	4,047,611	15,004
		305,662
Consumer Finance - 2.9%
Capital One Financial Corp.	377,191	33,683
Discover Financial Services	425,700	29,659
Navient Corp.	316,365	3,664
OneMain Holdings, Inc. (a)	1,349,338	38,483
SLM Corp. (a)	4,827,700	48,953
Synchrony Financial	1,687,700	48,741
		203,183
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	179,291	36,805
Donnelley Financial Solutions, Inc. (a)	1,546,250	24,044
		60,849
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	2,040,459	41,993
American International Group, Inc.	764,600	31,570
Chubb Ltd.	290,648	36,305
FNF Group	1,265,000	42,314
Sul America SA unit	3,724,400	24,819
		177,001

TOTAL FINANCIALS		988,954

HEALTH CARE - 7.4%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	190,800	21,383
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	56,300	4,734
Teleflex, Inc.	24,720	5,951
The Cooper Companies, Inc.	23,100	5,967
Zimmer Biomet Holdings, Inc.	118,746	13,488
		30,140
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	107,500	5,440
Centene Corp. (a)	46,300	6,034
Cigna Corp.	205,100	43,852
CVS Health Corp.	644,100	46,626
DaVita HealthCare Partners, Inc. (a)	30,300	2,040
Henry Schein, Inc. (a)	67,200	5,578
Laboratory Corp. of America Holdings (a)	54,500	8,750
McKesson Corp.	202,100	25,214
Molina Healthcare, Inc. (a)	29,900	3,790
Quest Diagnostics, Inc.	85,100	8,009
Universal Health Services, Inc. Class B	444,592	54,045
		209,378
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	224,300	14,532
Bio-Rad Laboratories, Inc. Class A (a)	25,200	6,876
PerkinElmer, Inc.	42,400	3,667
QIAGEN NV (a)	89,900	3,263
Quintiles Transnational Holdings, Inc. (a)	26,600	3,270
		31,608
Pharmaceuticals - 3.2%
Allergan PLC	242,900	38,381
Bayer AG	528,000	40,472
Indivior PLC (a)	3,968,748	9,555
Jazz Pharmaceuticals PLC (a)	377,709	59,988
Mylan NV (a)	1,401,100	43,784
Perrigo Co. PLC	90,600	6,369
The Medicines Company (a)(b)	1,085,201	25,242
		223,791

TOTAL HEALTH CARE		516,300

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	214,700	46,908
Ultra Electronics Holdings PLC	613,600	11,278
United Technologies Corp.	401,100	49,821
		108,007
Airlines - 1.7%
Air Canada (a)	1,099,300	20,860
American Airlines Group, Inc.	1,777,817	62,366
JetBlue Airways Corp. (a)	2,149,899	35,968
		119,194
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd. (b)	548,700	8,664
Masco Corp.	64,000	1,920
		10,584
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	204,839	6,299
Stericycle, Inc. (a)	96,000	4,797
The Brink's Co.	783,900	51,988
		63,084
Construction & Engineering - 1.6%
AECOM (a)	2,595,923	75,645
Arcadis NV	950,370	12,863
Williams Scotsman Corp. (a)(b)	1,782,400	26,451
		114,959
Electrical Equipment - 0.8%
Regal Beloit Corp.	460,800	33,039
Sensata Technologies, Inc. PLC (a)	424,106	19,891
		52,930
Machinery - 1.5%
Allison Transmission Holdings, Inc.	423,729	18,678
SPX Corp. (a)	876,600	25,702
WABCO Holdings, Inc. (a)	529,057	56,847
		101,227
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	12,102	15,275
Professional Services - 1.5%
Manpower, Inc.	491,900	37,527
Nielsen Holdings PLC	2,691,600	69,928
		107,455
Road & Rail - 0.8%
CSX Corp.	115,732	7,969
Knight-Swift Transportation Holdings, Inc. Class A	1,301,900	41,661
Norfolk Southern Corp.	46,687	7,835
		57,465
Trading Companies & Distributors - 2.8%
AerCap Holdings NV (a)	612,996	30,699
Ashtead Group PLC	1,831,700	45,315
Fortress Transportation & Infrastructure Investors LLC	2,396,900	39,908
HD Supply Holdings, Inc. (a)	1,793,274	67,373
MRC Global, Inc. (a)	902,899	14,293
		197,588
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	901,200	33,299

TOTAL INDUSTRIALS		981,067

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	1,630,900	39,239
Electronic Equipment & Components - 0.8%
Avnet, Inc.	500,800	20,067
Flextronics International Ltd. (a)	819,500	6,441
Jabil, Inc.	1,334,703	33,007
		59,515
IT Services - 4.4%
Alliance Data Systems Corp.	141,900	29,257
Amdocs Ltd.	762,500	48,243
Cognizant Technology Solutions Corp. Class A	571,300	39,437
Conduent, Inc. (a)	2,122,500	40,540
DXC Technology Co.	628,900	45,803
First Data Corp. Class A (a)	1,756,300	32,913
Leidos Holdings, Inc.	769,349	49,838
Unisys Corp. (a)(b)	1,170,019	21,540
		307,571
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.	160,100	35,781
Marvell Technology Group Ltd.	996,000	16,344
Micron Technology, Inc. (a)	174,500	6,582
NXP Semiconductors NV	393,400	29,501
Qualcomm, Inc.	542,254	34,102
		122,310
Software - 1.3%
Micro Focus International PLC	2,874,700	44,564
Nuance Communications, Inc. (a)	1,534,900	26,692
Totvs SA	2,967,900	20,017
		91,273

TOTAL INFORMATION TECHNOLOGY		619,908

MATERIALS - 9.8%
Chemicals - 6.5%
Axalta Coating Systems Ltd. (a)	1,783,646	44,020
Celanese Corp. Class A	150,700	14,609
DowDuPont, Inc.	1,054,906	56,881
FMC Corp.	783,700	61,191
LyondellBasell Industries NV Class A	614,080	54,819
Nutrien Ltd.	888,880	47,055
Olin Corp.	416,500	8,413
Orion Engineered Carbons SA	1,144,300	29,534
Platform Specialty Products Corp. (a)	3,089,700	33,431
The Chemours Co. LLC	1,314,238	43,383
Tronox Ltd. Class A	1,292,074	14,794
Westlake Chemical Corp.	700,800	49,967
		458,097
Construction Materials - 0.8%
Eagle Materials, Inc.	556,500	41,092
Summit Materials, Inc.	1,276,500	17,233
		58,325
Containers & Packaging - 1.7%
Avery Dennison Corp.	120,556	10,937
Ball Corp.	385,600	17,275
Crown Holdings, Inc. (a)	1,233,300	52,156
Graphic Packaging Holding Co.	3,541,200	38,989
		119,357
Metals & Mining - 0.8%
Antofagasta PLC	481,400	4,829
Constellium NV (a)	2,849,700	25,818
Randgold Resources Ltd. sponsored ADR (b)	106,300	8,349
Steel Dynamics, Inc.	341,265	13,514
		52,510

TOTAL MATERIALS		688,289

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Tower Corp.	448,404	69,866
Colony Capital, Inc.	4,542,808	26,666
Corporate Office Properties Trust (SBI)	1,513,599	39,111
Douglas Emmett, Inc.	979,600	35,452
Equinix, Inc.	142,700	54,046
Equity Lifestyle Properties, Inc.	534,561	50,618
Grivalia Properties REIC	806,084	6,930
National Retail Properties, Inc. (b)	1,128,288	52,747
Outfront Media, Inc.	1,458,200	25,839
Public Storage	284,500	58,456
SL Green Realty Corp.	479,100	43,723
Spirit Realty Capital, Inc.	4,199,500	32,840
Taubman Centers, Inc.	685,800	37,726
Urban Edge Properties	1,825,300	37,400
		571,420
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	1,013,900	40,850
Cushman & Wakefield PLC (b)	2,057,200	33,450
Howard Hughes Corp. (a)	215,000	23,977
		98,277

TOTAL REAL ESTATE		669,697

UTILITIES - 6.4%
Electric Utilities - 3.6%
Evergy, Inc.	998,600	55,912
PG&E Corp.	988,700	46,281
PPL Corp.	2,663,700	80,980
Vistra Energy Corp. (a)	2,972,800	67,274
		250,447
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	1,586,100	57,401
The AES Corp.	1,879,500	27,403
		84,804
Multi-Utilities - 1.6%
Ameren Corp.	617,200	39,859
Sempra Energy	680,697	74,958
		114,817

TOTAL UTILITIES		450,068

TOTAL COMMON STOCKS
(Cost $7,034,013)		7,002,453
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.28% 1/17/19
(Cost $1,373)	1,380	1,373
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.23% (c)	32,108,944	$32,115
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	182,256,783	182,275
TOTAL MONEY MARKET FUNDS
(Cost $214,389)		214,390
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $7,249,775)		7,218,216
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(194,103)
NET ASSETS - 100%		$7,024,113

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,603
Fidelity Securities Lending Cash Central Fund	2,657
Total	$4,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Donnelley Financial Solutions, Inc.	$26,445	$26,467	$21,431	$--	$(2,532)	$(4,914)	$--
Total	$26,445	$26,467	$21,431	$--	$(2,532)	$(4,914)	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$293,555	$293,555	$--	$--
Consumer Discretionary	747,459	747,459	--	--
Consumer Staples	413,569	330,779	82,790	--
Energy	633,587	633,587	--	--
Financials	988,954	988,954	--	--
Health Care	516,300	475,828	40,472	--
Industrials	981,067	965,792	15,275	--
Information Technology	619,908	575,344	44,564	--
Materials	688,289	688,289	--	--
Real Estate	669,697	669,697	--	--
Utilities	450,068	450,068	--	--
U.S. Government and Government Agency Obligations	1,373	--	1,373	--
Money Market Funds	214,390	214,390	--	--
Total Investments in Securities:	$7,218,216	$7,033,742	$184,474	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
United Kingdom	4.6%
Netherlands	2.8%
Canada	2.5%
Ireland	1.9%
Bermuda	1.8%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $178,050) — See accompanying schedule: Unaffiliated issuers (cost $7,035,386)	$7,003,826
Fidelity Central Funds (cost $214,389)	214,390
Total Investment in Securities (cost $7,249,775)		$7,218,216
Cash		64
Receivable for investments sold		45,812
Receivable for fund shares sold		1,040
Dividends receivable		4,226
Distributions receivable from Fidelity Central Funds		257
Prepaid expenses		15
Other receivables		1,262
Total assets		7,270,892
Liabilities
Payable for investments purchased	$53,857
Payable for fund shares redeemed	6,714
Accrued management fee	2,171
Other affiliated payables	945
Other payables and accrued expenses	824
Collateral on securities loaned	182,268
Total liabilities		246,779
Net Assets		$7,024,113
Net Assets consist of:
Paid in capital		$6,250,673
Total distributable earnings (loss)		773,440
Net Assets		$7,024,113
Net Asset Value and Maximum Offering Price
Value:
Net Asset Value, offering price and redemption price per share ($6,180,540 ÷ 554,432 shares)		$11.15
Class K:
Net Asset Value, offering price and redemption price per share ($843,573 ÷ 75,559 shares)		$11.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends		$143,988
Interest		204
Income from Fidelity Central Funds		4,260
Total income		148,452
Expenses
Management fee
Basic fee	$44,382
Performance adjustment	(10,566)
Transfer agent fees	10,525
Accounting and security lending fees	1,245
Custodian fees and expenses	220
Independent trustees' fees and expenses	41
Registration fees	97
Audit	84
Legal	121
Miscellaneous	61
Total expenses before reductions	46,210
Expense reductions	(1,368)
Total expenses after reductions		44,842
Net investment income (loss)		103,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	851,753
Fidelity Central Funds	24
Other affiliated issuers	(2,523)
Futures contracts	(264)
Total net realized gain (loss)		848,990
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,207,729)
Fidelity Central Funds	(18)
Other affiliated issuers	(4,914)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(71)
Total change in net unrealized appreciation (depreciation)		(1,212,733)
Net gain (loss)		(363,743)
Net increase (decrease) in net assets resulting from operations		$(260,133)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,610	$126,851
Net realized gain (loss)	848,990	556,415
Change in net unrealized appreciation (depreciation)	(1,212,733)	795,816
Net increase (decrease) in net assets resulting from operations	(260,133)	1,479,082
Distributions to shareholders	(401,193)	–
Distributions to shareholders from net investment income	–	(100,620)
Distributions to shareholders from net realized gain	–	(1,989)
Total distributions	(401,193)	(102,609)
Share transactions - net increase (decrease)	(731,672)	(621,951)
Total increase (decrease) in net assets	(1,392,998)	754,522
Net Assets
Beginning of period	8,417,111	7,662,589
End of period	$7,024,113	$8,417,111
Other Information
Undistributed net investment income end of period		$97,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.19	$10.30	$11.07	$11.30	$9.95
Income from Investment Operations
Net investment income (loss)B	.15	.18C	.17	.12	.10
Net realized and unrealized gain (loss)	(.62)	1.85	.11	(.10)D	1.35
Total from investment operations	(.47)	2.03	.28	.02	1.45
Distributions from net investment income	(.17)	(.14)	(.12)	(.09)	(.08)
Distributions from net realized gain	(.41)	–E	(.93)	(.16)	(.02)
Total distributions	(.57)F	(.14)	(1.05)	(.25)	(.10)
Net asset value, end of period	$11.15	$12.19	$10.30	$11.07	$11.30
Total ReturnG	(4.14)%	19.86%	2.85%	.12%D	14.68%
Ratios to Average Net AssetsH,I
Expenses before reductions	.58%	.58%	.62%	.79%	.73%
Expenses net of fee waivers, if any	.58%	.58%	.62%	.79%	.73%
Expenses net of all reductions	.56%	.57%	.61%	.78%	.73%
Net investment income (loss)	1.25%	1.51%C	1.71%	1.02%	.95%
Supplemental Data
Net assets, end of period (in millions)	$6,181	$7,344	$6,741	$7,437	$8,024
Portfolio turnover rateJ	100%	73%	72%	80%	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .01%

 E Amount represents less than $.005 per share.

 F Total distributions of $.57 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.409 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.21	$10.32	$11.09	$11.32	$9.97
Income from Investment Operations
Net investment income (loss)B	.16	.19C	.18	.13	.12
Net realized and unrealized gain (loss)	(.62)	1.85	.11	(.10)D	1.35
Total from investment operations	(.46)	2.04	.29	.03	1.47
Distributions from net investment income	(.18)	(.15)	(.13)	(.10)	(.10)
Distributions from net realized gain	(.41)	–E	(.93)	(.16)	(.02)
Total distributions	(.59)	(.15)	(1.06)	(.26)	(.12)
Net asset value, end of period	$11.16	$12.21	$10.32	$11.09	$11.32
Total ReturnF	(4.11)%	19.98%	2.96%	.24%D	14.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%	.48%	.50%	.68%	.62%
Expenses net of fee waivers, if any	.48%	.48%	.50%	.68%	.62%
Expenses net of all reductions	.46%	.48%	.49%	.67%	.61%
Net investment income (loss)	1.34%	1.61%C	1.82%	1.13%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$844	$1,073	$922	$1,404	$1,499
Portfolio turnover rateI	100%	73%	72%	80%	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .13%

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective May 11, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $688 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$703,626
Gross unrealized depreciation	(777,748)
Net unrealized appreciation (depreciation)	$(74,122)
Tax Cost	$7,292,338

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$187,690
Undistributed long-term capital gain	$664,321
Net unrealized appreciation (depreciation) on securities and other investments	$(77,883)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$302,079	$ 102,609
Long-term Capital Gains	99,114	–
Total	$401,193	$ 102,609

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,097,192 and $8,947,599, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIOOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Value	$10,010.14
Class K	515.05
	$10,525

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $280 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,657, including $10 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,281 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $87.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Value	$341,788	$–
Class K	59,405	–
Total	$401,193	$–
From net investment income
Value	$–	$87,700
Class K	–	12,920
Total	$–	$100,620
From net realized gain
Value	$–	$1,751
Class K	–	238
Total	$–	$1,989

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018(a)	Year ended October 31, 2017(a)	Year ended October 31, 2018	Year ended October 31, 2017
Value
Shares sold	16,805	31,280	$201,914	$356,778
Reinvestment of distributions	26,848	7,550	319,599	84,080
Shares redeemed	(91,551)	(91,050)	(1,103,877)	(1,047,226)
Net increase (decrease)	(47,898)	(52,220)	$(582,364)	$(606,368)
Class K
Shares sold	26,637	20,810	$323,494	$241,638
Reinvestment of distributions	4,987	1,180	59,405	13,157
Shares redeemed	(43,915)	(23,490)	(532,207)	(270,378)
Net increase (decrease)	(12,291)	(1,500)	$(149,308)	$(15,583)

(a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Value Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Value Fund (one of the funds constituting Fidelity Capital Trust, hereafter referred to as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee [Include if document contains trusts for which the individual serves as Trustee and trusts for which he/she does not serve as Trustee: of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Value	.55%
Actual		$1,000.00	$949.70	$2.70
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Class K	.45%
Actual		$1,000.00	$949.50	$2.21
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Value Fund
Value	12/10/18	12/07/18	$0.121	$1.293
Class K	12/10/18	12/07/18	$0.132	$ 1.293

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $664,321,105, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 34%; Class K designates 33%; of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 41%; Class K designates 40%; of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VAL-K-ANN-1218
1.863247.110

Fidelity® Capital Appreciation Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital Appreciation Fund	6.93%	9.75%	14.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$37,121	Fidelity® Capital Appreciation Fund
$34,668	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Co-Portfolio Manager Fergus Shiel:  For the fiscal year, the fund’s share classes gained about 7%, modestly behind the benchmark S&P 500®. Versus the benchmark, stock picking in consumer discretionary was by far the biggest negative for fund performance, followed by picks in communication services and a sizable overweighting in materials. Also, the fund's foreign holdings detracted overall, hampered in part by a surging U.S. dollar. At the stock level, e-tailer and web services provider Amazon.com was the largest relative detractor. We didn’t own this strong-performing stock for some of the period and then underweighted it. Shares of casino operator Las Vegas Sands, a core out-of-benchmark holding, performed poorly. An out-of-benchmark stake in French cable and wireless company Altice Europe also hurt, and I sold it from the fund. Conversely, positioning in information technology aided relative performance, as did stock picking in financials. A large overweighting in publishing software developer Adobe was the fund’s top relative contributor. Overweighting futures and options exchange CME Group also was timely, along with non-benchmark exposure to discount retailer Five Below.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2018, Asher Anolic and Jason Weiner assumed co-management responsibilities for the fund, joining Fergus Shiel, who will retire on March 31, 2019.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	6.4
Microsoft Corp.	4.3
Amazon.com, Inc.	4.0
Adobe, Inc.	3.5
Las Vegas Sands Corp.	2.8
Visa, Inc. Class A	2.8
PayPal Holdings, Inc.	2.5
Alphabet, Inc. Class C	2.5
CME Group, Inc.	2.4
UnitedHealth Group, Inc.	2.4
33.6

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	27.3
Consumer Discretionary	16.2
Health Care	14.9
Financials	11.1
Industrials	9.2

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	94.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 7.1%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	653,700	$37,320
Entertainment - 1.6%
Activision Blizzard, Inc.	497,433	34,348
Electronic Arts, Inc. (a)	299,538	27,252
Take-Two Interactive Software, Inc. (a)	297,499	38,339
		99,939
Interactive Media & Services - 2.5%
Alphabet, Inc. Class C (a)	149,315	160,778
Media - 1.5%
Interpublic Group of Companies, Inc.	3,432,294	79,492
Omnicom Group, Inc.	274,316	20,387
		99,879
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	282,889	19,392

TOTAL COMMUNICATION SERVICES		417,308

CONSUMER DISCRETIONARY - 16.2%
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	826,066	11,879
Hotels, Restaurants & Leisure - 7.8%
Dalata Hotel Group PLC (b)	10,210,929	63,263
Dunkin' Brands Group, Inc.	587,417	42,623
Las Vegas Sands Corp.	3,611,199	184,279
Marriott International, Inc. Class A	1,108,772	129,604
Royal Caribbean Cruises Ltd.	865,892	90,685
		510,454
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	161,000	257,280
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	312,200	26,318
Ollie's Bargain Outlet Holdings, Inc. (a)	458,032	42,551
		68,869
Specialty Retail - 3.1%
Five Below, Inc. (a)	808,100	91,978
Home Depot, Inc.	349,966	61,552
TJX Companies, Inc.	450,525	49,504
		203,034

TOTAL CONSUMER DISCRETIONARY		1,051,516

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	165,764	37,899
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Berry Petroleum Corp.	199,600	2,794
Canadian Natural Resources Ltd.	878,100	23,990
Cheniere Energy, Inc. (a)	489,560	29,574
ConocoPhillips Co.	1,466,420	102,503
Encana Corp.	3,590,700	36,769
EOG Resources, Inc.	157,542	16,595
Oasis Petroleum, Inc. (a)	683,000	6,871
Whiting Petroleum Corp. (a)	1,102,900	41,138
		260,234
FINANCIALS - 11.1%
Capital Markets - 11.1%
Cboe Global Markets, Inc.	862,391	97,321
Charles Schwab Corp.	2,195,872	101,537
CME Group, Inc.	866,056	158,696
E*TRADE Financial Corp.	1,084,652	53,604
Morgan Stanley	2,738,321	125,032
MSCI, Inc.	342,820	51,553
S&P Global, Inc.	443,166	80,798
T. Rowe Price Group, Inc.	531,676	51,567
		720,108
HEALTH CARE - 14.9%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	1,187,286	133,059
Amgen, Inc.	635,509	122,520
		255,579
Health Care Equipment & Supplies - 4.3%
Abiomed, Inc. (a)	208,800	71,243
Align Technology, Inc. (a)	29,300	6,481
Boston Scientific Corp. (a)	1,598,300	57,763
DexCom, Inc. (a)	39,000	5,178
Intuitive Surgical, Inc. (a)	166,300	86,672
ResMed, Inc.	313,565	33,213
The Cooper Companies, Inc.	58,500	15,111
		275,661
Health Care Providers & Services - 3.9%
HCA Holdings, Inc.	48,800	6,516
Humana, Inc.	235,317	75,398
UnitedHealth Group, Inc.	599,554	156,693
Wellcare Health Plans, Inc. (a)	61,639	17,012
		255,619
Health Care Technology - 0.4%
Teladoc Health, Inc. (a)	380,079	26,355
Pharmaceuticals - 2.4%
Eli Lilly & Co.	542,826	58,864
Johnson & Johnson	364,167	50,980
Perrigo Co. PLC	331,700	23,319
Zoetis, Inc. Class A	273,363	24,644
		157,807

TOTAL HEALTH CARE		971,021

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	7,260,048	17,592
TransDigm Group, Inc. (a)	79,292	26,186
		43,778
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	235,275	19,481
Building Products - 0.9%
Kingspan Group PLC (Ireland)	1,347,315	58,600
Commercial Services & Supplies - 2.2%
Cintas Corp.	204,449	37,183
Copart, Inc. (a)	2,171,435	106,205
		143,388
Industrial Conglomerates - 0.7%
General Electric Co.	4,780,800	48,286
Machinery - 1.9%
Deere & Co.	895,613	121,302
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	34,915
Professional Services - 0.4%
Robert Half International, Inc.	439,542	26,605
Road & Rail - 1.6%
Union Pacific Corp.	692,529	101,262

TOTAL INDUSTRIALS		597,617

INFORMATION TECHNOLOGY - 27.3%
Internet Software & Services - 0.7%
CarGurus, Inc. Class A	1,007,052	44,733
IT Services - 8.0%
Broadridge Financial Solutions, Inc.	84,300	9,858
EPAM Systems, Inc. (a)	311,723	37,242
GoDaddy, Inc. (a)	1,703,293	124,630
PayPal Holdings, Inc. (a)	1,918,979	161,559
Square, Inc. (a)	58,500	4,297
Visa, Inc. Class A	1,312,802	180,970
		518,556
Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp.	249,284	52,557
Software - 11.4%
Adobe, Inc. (a)	915,507	224,995
Intuit, Inc.	549,839	116,016
Microsoft Corp.	2,599,540	277,657
Parametric Technology Corp. (a)	279,741	23,053
RealPage, Inc. (a)	617,728	32,740
Salesforce.com, Inc. (a)	492,525	67,594
		742,055
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,912,087	418,475

TOTAL INFORMATION TECHNOLOGY		1,776,376

MATERIALS - 4.4%
Chemicals - 3.0%
DowDuPont, Inc.	1,088,612	58,698
FMC Corp.	1,782,479	139,176
		197,874
Metals & Mining - 1.4%
Glencore Xstrata PLC	18,403,850	75,006
Rio Tinto PLC	323,452	15,704
		90,710

TOTAL MATERIALS		288,584

TOTAL COMMON STOCKS
(Cost $4,844,333)		6,120,663

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 2.23% (c)
(Cost $369,547)	369,472,838	369,547
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,213,880)		6,490,210
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,829
NET ASSETS - 100%		$6,494,039

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,620
Fidelity Securities Lending Cash Central Fund	1,984
Total	$4,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$60,550	$3,608	$--	$358	$--	$(895)	$63,263
Total	$60,550	$3,608	$--	$358	$--	$(895)	$63,263

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$417,308	$417,308	$--	$--
Consumer Discretionary	1,051,516	1,051,516	--	--
Consumer Staples	37,899	37,899	--	--
Energy	260,234	260,234	--	--
Financials	720,108	720,108	--	--
Health Care	971,021	971,021	--	--
Industrials	597,617	597,617	--	--
Information Technology	1,776,376	1,776,376	--	--
Materials	288,584	272,880	15,704	--
Money Market Funds	369,547	369,547	--	--
Total Investments in Securities:	$6,490,210	$6,474,506	$15,704	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,799,885)	$6,057,400
Fidelity Central Funds (cost $369,547)	369,547
Other affiliated issuers (cost $44,448)	63,263
Total Investment in Securities (cost $5,213,880)		$6,490,210
Receivable for investments sold		10,150
Receivable for fund shares sold		1,829
Dividends receivable		2,481
Distributions receivable from Fidelity Central Funds		393
Prepaid expenses		14
Other receivables		357
Total assets		6,505,434
Liabilities
Payable for investments purchased	$2,935
Payable for fund shares redeemed	5,531
Accrued management fee	1,941
Transfer agent fee payable	683
Other affiliated payables	96
Other payables and accrued expenses	209
Total liabilities		11,395
Net Assets		$6,494,039
Net Assets consist of:
Paid in capital		$4,547,891
Total distributable earnings (loss)		1,946,148
Net Assets		$6,494,039
Net Asset Value and Maximum Offering Price
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($4,792,347 ÷ 131,914 shares)		$36.33
Class K:
Net Asset Value, offering price and redemption price per share ($1,701,692 ÷ 46,724 shares)		$36.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends (including $358 earned from other affiliated issuers)		$90,054
Income from Fidelity Central Funds		4,604
Total income		94,658
Expenses
Management fee
Basic fee	$39,458
Performance adjustment	(11,823)
Transfer agent fees	8,330
Accounting and security lending fees	1,192
Custodian fees and expenses	139
Independent trustees' fees and expenses	37
Registration fees	81
Audit	65
Legal	23
Miscellaneous	49
Total expenses before reductions	37,551
Expense reductions	(961)
Total expenses after reductions		36,590
Net investment income (loss)		58,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	732,282
Fidelity Central Funds	12
Foreign currency transactions	33
Total net realized gain (loss)		732,327
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(254,645)
Fidelity Central Funds	(4)
Other affiliated issuers	(895)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(255,542)
Net gain (loss)		476,785
Net increase (decrease) in net assets resulting from operations		$534,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,068	$80,195
Net realized gain (loss)	732,327	765,605
Change in net unrealized appreciation (depreciation)	(255,542)	796,502
Net increase (decrease) in net assets resulting from operations	534,853	1,642,302
Distributions to shareholders	(761,525)	–
Distributions to shareholders from net investment income	–	(85,881)
Distributions to shareholders from net realized gain	–	(295,130)
Total distributions	(761,525)	(381,011)
Share transactions - net increase (decrease)	(609,944)	(842,529)
Total increase (decrease) in net assets	(836,616)	418,762
Net Assets
Beginning of period	7,330,655	6,911,893
End of period	$6,494,039	$7,330,655
Other Information
Undistributed net investment income end of period		$49,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.90	$31.75	$37.03	$39.82	$37.30
Income from Investment Operations
Net investment income (loss)A	.29	.38	.34	.24	.11
Net realized and unrealized gain (loss)	2.15	7.55	(1.34)	1.13	6.05
Total from investment operations	2.44	7.93	(1.00)	1.37	6.16
Distributions from net investment income	(.34)	(.39)	(.27)	(.10)	(.14)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)
Total distributions	(4.01)	(1.78)	(4.28)	(4.16)	(3.64)
Net asset value, end of period	$36.33	$37.90	$31.75	$37.03	$39.82
Total ReturnB	6.93%	25.93%	(3.06)%	3.50%	17.86%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.51%	.61%	.83%	.82%
Expenses net of fee waivers, if any	.54%	.51%	.61%	.83%	.82%
Expenses net of all reductions	.53%	.50%	.60%	.82%	.81%
Net investment income (loss)	.77%	1.09%	1.05%	.63%	.28%
Supplemental Data
Net assets, end of period (in millions)	$4,792	$5,157	$4,809	$5,906	$6,132
Portfolio turnover rateE	101%	129%	120%	126%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$31.83	$37.11	$39.90	$37.38
Income from Investment Operations
Net investment income (loss)A	.33	.41	.37	.28	.15
Net realized and unrealized gain (loss)	2.15	7.57	(1.33)	1.14	6.06
Total from investment operations	2.48	7.98	(.96)	1.42	6.21
Distributions from net investment income	(.37)	(.43)	(.31)	(.15)	(.19)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)
Total distributions	(4.05)B	(1.82)	(4.32)	(4.21)	(3.69)
Net asset value, end of period	$36.42	$37.99	$31.83	$37.11	$39.90
Total ReturnC	7.03%	26.04%	(2.93)%	3.62%	17.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.41%	.50%	.72%	.70%
Expenses net of fee waivers, if any	.44%	.41%	.50%	.72%	.70%
Expenses net of all reductions	.43%	.40%	.48%	.72%	.70%
Net investment income (loss)	.86%	1.20%	1.17%	.74%	.40%
Supplemental Data
Net assets, end of period (in millions)	$1,702	$2,174	$2,103	$2,524	$2,460
Portfolio turnover rateF	101%	129%	120%	126%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.05 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $3.671 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $105 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,471,177
Gross unrealized depreciation	(205,638)
Net unrealized appreciation (depreciation)	$1,265,539
Tax Cost	$5,224,671

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$83,257
Undistributed long-term capital gain	$597,461
Net unrealized appreciation (depreciation) on securities and other investments	$1,265,535

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$117,225	$ 85,881
Long-term Capital Gains	644,300	295,130
Total	$761,525	$ 381,011

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Distributions to Shareholders Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,155,208 and $8,782,781, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Captial Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Capital Appreciation	$7,390.14
Class K	940.05
	$8,330

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $137 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $55.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,984, including $225 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $884 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Transfer Agent expense reduction
Capital Appreciation	$2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $73.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Capital Appreciation	$536,981	$–
Class K	224,544	–
Total	$761,525	$–
From net investment income
Capital Appreciation	$–	$57,933
Class K	–	27,948
Total	$–	$85,881
From net realized gain
Capital Appreciation	$–	$204,981
Class K	–	90,149
Total	$–	$295,130

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Capital Appreciation
Shares sold	6,102	6,471	$228,863	$219,571
Reinvestment of distributions	14,676	7,688	509,097	248,876
Shares redeemed	(24,927)	(29,530)	(936,400)	(1,007,227)
Net increase (decrease)	(4,149)	(15,371)	$(198,440)	$(538,780)
Class K
Shares sold	6,551	6,448	$245,319	$221,397
Reinvestment of distributions	6,462	3,643	224,544	118,097
Shares redeemed	(23,522)	(18,939)	(881,367)	(643,243)
Net increase (decrease)	(10,509)	(8,848)	$(411,504)	$(303,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Capital Appreciation Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Capital Appreciation Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Capital Appreciation	.55%
Actual		$1,000.00	$1,001.70	$2.77
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Class K	.45%
Actual		$1,000.00	$1,002.20	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Capital Appreciation Fund
Capital Appreciation	12/10/18	12/07/18	$0.270	$3.673
Class K	12/10/18	12/07/18	$0.305	$3.673

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31 2018, $597,461,187, or, if subsequently determined to be different, the net capital gain of such year.

Capital Appreciation designates 69% and Class K designates 65% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Capital Appreciation designates 81% and Class K designates 76% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Capital Appreciation Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAF-ANN-1218
1.538293.121

Fidelity® Capital Appreciation Fund Class K Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	7.03%	9.87%	14.18%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Capital Appreciation Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund - Class K on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$37,656	Fidelity® Capital Appreciation Fund - Class K
$34,668	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Co-Portfolio Manager Fergus Shiel:  For the fiscal year, the fund’s share classes gained about 7%, modestly behind the benchmark S&P 500®. Versus the benchmark, stock picking in consumer discretionary was by far the biggest negative for fund performance, followed by picks in communication services and a sizable overweighting in materials. Also, the fund's foreign holdings detracted overall, hampered in part by a surging U.S. dollar. At the stock level, e-tailer and web services provider Amazon.com was the largest relative detractor. We didn’t own this strong-performing stock for some of the period and then underweighted it. Shares of casino operator Las Vegas Sands, a core out-of-benchmark holding, performed poorly. An out-of-benchmark stake in French cable and wireless company Altice Europe also hurt, and I sold it from the fund. Conversely, positioning in information technology aided relative performance, as did stock picking in financials. A large overweighting in publishing software developer Adobe was the fund’s top relative contributor. Overweighting futures and options exchange CME Group also was timely, along with non-benchmark exposure to discount retailer Five Below.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2018, Asher Anolic and Jason Weiner assumed co-management responsibilities for the fund, joining Fergus Shiel, who will retire on March 31, 2019.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	6.4
Microsoft Corp.	4.3
Amazon.com, Inc.	4.0
Adobe, Inc.	3.5
Las Vegas Sands Corp.	2.8
Visa, Inc. Class A	2.8
PayPal Holdings, Inc.	2.5
Alphabet, Inc. Class C	2.5
CME Group, Inc.	2.4
UnitedHealth Group, Inc.	2.4
33.6

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	27.3
Consumer Discretionary	16.2
Health Care	14.9
Financials	11.1
Industrials	9.2

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks	94.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 7.1%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	653,700	$37,320
Entertainment - 1.6%
Activision Blizzard, Inc.	497,433	34,348
Electronic Arts, Inc. (a)	299,538	27,252
Take-Two Interactive Software, Inc. (a)	297,499	38,339
		99,939
Interactive Media & Services - 2.5%
Alphabet, Inc. Class C (a)	149,315	160,778
Media - 1.5%
Interpublic Group of Companies, Inc.	3,432,294	79,492
Omnicom Group, Inc.	274,316	20,387
		99,879
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	282,889	19,392

TOTAL COMMUNICATION SERVICES		417,308

CONSUMER DISCRETIONARY - 16.2%
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	826,066	11,879
Hotels, Restaurants & Leisure - 7.8%
Dalata Hotel Group PLC (b)	10,210,929	63,263
Dunkin' Brands Group, Inc.	587,417	42,623
Las Vegas Sands Corp.	3,611,199	184,279
Marriott International, Inc. Class A	1,108,772	129,604
Royal Caribbean Cruises Ltd.	865,892	90,685
		510,454
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	161,000	257,280
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	312,200	26,318
Ollie's Bargain Outlet Holdings, Inc. (a)	458,032	42,551
		68,869
Specialty Retail - 3.1%
Five Below, Inc. (a)	808,100	91,978
Home Depot, Inc.	349,966	61,552
TJX Companies, Inc.	450,525	49,504
		203,034

TOTAL CONSUMER DISCRETIONARY		1,051,516

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	165,764	37,899
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Berry Petroleum Corp.	199,600	2,794
Canadian Natural Resources Ltd.	878,100	23,990
Cheniere Energy, Inc. (a)	489,560	29,574
ConocoPhillips Co.	1,466,420	102,503
Encana Corp.	3,590,700	36,769
EOG Resources, Inc.	157,542	16,595
Oasis Petroleum, Inc. (a)	683,000	6,871
Whiting Petroleum Corp. (a)	1,102,900	41,138
		260,234
FINANCIALS - 11.1%
Capital Markets - 11.1%
Cboe Global Markets, Inc.	862,391	97,321
Charles Schwab Corp.	2,195,872	101,537
CME Group, Inc.	866,056	158,696
E*TRADE Financial Corp.	1,084,652	53,604
Morgan Stanley	2,738,321	125,032
MSCI, Inc.	342,820	51,553
S&P Global, Inc.	443,166	80,798
T. Rowe Price Group, Inc.	531,676	51,567
		720,108
HEALTH CARE - 14.9%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	1,187,286	133,059
Amgen, Inc.	635,509	122,520
		255,579
Health Care Equipment & Supplies - 4.3%
Abiomed, Inc. (a)	208,800	71,243
Align Technology, Inc. (a)	29,300	6,481
Boston Scientific Corp. (a)	1,598,300	57,763
DexCom, Inc. (a)	39,000	5,178
Intuitive Surgical, Inc. (a)	166,300	86,672
ResMed, Inc.	313,565	33,213
The Cooper Companies, Inc.	58,500	15,111
		275,661
Health Care Providers & Services - 3.9%
HCA Holdings, Inc.	48,800	6,516
Humana, Inc.	235,317	75,398
UnitedHealth Group, Inc.	599,554	156,693
Wellcare Health Plans, Inc. (a)	61,639	17,012
		255,619
Health Care Technology - 0.4%
Teladoc Health, Inc. (a)	380,079	26,355
Pharmaceuticals - 2.4%
Eli Lilly & Co.	542,826	58,864
Johnson & Johnson	364,167	50,980
Perrigo Co. PLC	331,700	23,319
Zoetis, Inc. Class A	273,363	24,644
		157,807

TOTAL HEALTH CARE		971,021

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	7,260,048	17,592
TransDigm Group, Inc. (a)	79,292	26,186
		43,778
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	235,275	19,481
Building Products - 0.9%
Kingspan Group PLC (Ireland)	1,347,315	58,600
Commercial Services & Supplies - 2.2%
Cintas Corp.	204,449	37,183
Copart, Inc. (a)	2,171,435	106,205
		143,388
Industrial Conglomerates - 0.7%
General Electric Co.	4,780,800	48,286
Machinery - 1.9%
Deere & Co.	895,613	121,302
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	34,915
Professional Services - 0.4%
Robert Half International, Inc.	439,542	26,605
Road & Rail - 1.6%
Union Pacific Corp.	692,529	101,262

TOTAL INDUSTRIALS		597,617

INFORMATION TECHNOLOGY - 27.3%
Internet Software & Services - 0.7%
CarGurus, Inc. Class A	1,007,052	44,733
IT Services - 8.0%
Broadridge Financial Solutions, Inc.	84,300	9,858
EPAM Systems, Inc. (a)	311,723	37,242
GoDaddy, Inc. (a)	1,703,293	124,630
PayPal Holdings, Inc. (a)	1,918,979	161,559
Square, Inc. (a)	58,500	4,297
Visa, Inc. Class A	1,312,802	180,970
		518,556
Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp.	249,284	52,557
Software - 11.4%
Adobe, Inc. (a)	915,507	224,995
Intuit, Inc.	549,839	116,016
Microsoft Corp.	2,599,540	277,657
Parametric Technology Corp. (a)	279,741	23,053
RealPage, Inc. (a)	617,728	32,740
Salesforce.com, Inc. (a)	492,525	67,594
		742,055
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,912,087	418,475

TOTAL INFORMATION TECHNOLOGY		1,776,376

MATERIALS - 4.4%
Chemicals - 3.0%
DowDuPont, Inc.	1,088,612	58,698
FMC Corp.	1,782,479	139,176
		197,874
Metals & Mining - 1.4%
Glencore Xstrata PLC	18,403,850	75,006
Rio Tinto PLC	323,452	15,704
		90,710

TOTAL MATERIALS		288,584

TOTAL COMMON STOCKS
(Cost $4,844,333)		6,120,663

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 2.23% (c)
(Cost $369,547)	369,472,838	369,547
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,213,880)		6,490,210
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,829
NET ASSETS - 100%		$6,494,039

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,620
Fidelity Securities Lending Cash Central Fund	1,984
Total	$4,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$60,550	$3,608	$--	$358	$--	$(895)	$63,263
Total	$60,550	$3,608	$--	$358	$--	$(895)	$63,263

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$417,308	$417,308	$--	$--
Consumer Discretionary	1,051,516	1,051,516	--	--
Consumer Staples	37,899	37,899	--	--
Energy	260,234	260,234	--	--
Financials	720,108	720,108	--	--
Health Care	971,021	971,021	--	--
Industrials	597,617	597,617	--	--
Information Technology	1,776,376	1,776,376	--	--
Materials	288,584	272,880	15,704	--
Money Market Funds	369,547	369,547	--	--
Total Investments in Securities:	$6,490,210	$6,474,506	$15,704	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,799,885)	$6,057,400
Fidelity Central Funds (cost $369,547)	369,547
Other affiliated issuers (cost $44,448)	63,263
Total Investment in Securities (cost $5,213,880)		$6,490,210
Receivable for investments sold		10,150
Receivable for fund shares sold		1,829
Dividends receivable		2,481
Distributions receivable from Fidelity Central Funds		393
Prepaid expenses		14
Other receivables		357
Total assets		6,505,434
Liabilities
Payable for investments purchased	$2,935
Payable for fund shares redeemed	5,531
Accrued management fee	1,941
Transfer agent fee payable	683
Other affiliated payables	96
Other payables and accrued expenses	209
Total liabilities		11,395
Net Assets		$6,494,039
Net Assets consist of:
Paid in capital		$4,547,891
Total distributable earnings (loss)		1,946,148
Net Assets		$6,494,039
Net Asset Value and Maximum Offering Price
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($4,792,347 ÷ 131,914 shares)		$36.33
Class K:
Net Asset Value, offering price and redemption price per share ($1,701,692 ÷ 46,724 shares)		$36.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends (including $358 earned from other affiliated issuers)		$90,054
Income from Fidelity Central Funds		4,604
Total income		94,658
Expenses
Management fee
Basic fee	$39,458
Performance adjustment	(11,823)
Transfer agent fees	8,330
Accounting and security lending fees	1,192
Custodian fees and expenses	139
Independent trustees' fees and expenses	37
Registration fees	81
Audit	65
Legal	23
Miscellaneous	49
Total expenses before reductions	37,551
Expense reductions	(961)
Total expenses after reductions		36,590
Net investment income (loss)		58,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	732,282
Fidelity Central Funds	12
Foreign currency transactions	33
Total net realized gain (loss)		732,327
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(254,645)
Fidelity Central Funds	(4)
Other affiliated issuers	(895)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(255,542)
Net gain (loss)		476,785
Net increase (decrease) in net assets resulting from operations		$534,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,068	$80,195
Net realized gain (loss)	732,327	765,605
Change in net unrealized appreciation (depreciation)	(255,542)	796,502
Net increase (decrease) in net assets resulting from operations	534,853	1,642,302
Distributions to shareholders	(761,525)	–
Distributions to shareholders from net investment income	–	(85,881)
Distributions to shareholders from net realized gain	–	(295,130)
Total distributions	(761,525)	(381,011)
Share transactions - net increase (decrease)	(609,944)	(842,529)
Total increase (decrease) in net assets	(836,616)	418,762
Net Assets
Beginning of period	7,330,655	6,911,893
End of period	$6,494,039	$7,330,655
Other Information
Undistributed net investment income end of period		$49,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.90	$31.75	$37.03	$39.82	$37.30
Income from Investment Operations
Net investment income (loss)A	.29	.38	.34	.24	.11
Net realized and unrealized gain (loss)	2.15	7.55	(1.34)	1.13	6.05
Total from investment operations	2.44	7.93	(1.00)	1.37	6.16
Distributions from net investment income	(.34)	(.39)	(.27)	(.10)	(.14)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)
Total distributions	(4.01)	(1.78)	(4.28)	(4.16)	(3.64)
Net asset value, end of period	$36.33	$37.90	$31.75	$37.03	$39.82
Total ReturnB	6.93%	25.93%	(3.06)%	3.50%	17.86%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.51%	.61%	.83%	.82%
Expenses net of fee waivers, if any	.54%	.51%	.61%	.83%	.82%
Expenses net of all reductions	.53%	.50%	.60%	.82%	.81%
Net investment income (loss)	.77%	1.09%	1.05%	.63%	.28%
Supplemental Data
Net assets, end of period (in millions)	$4,792	$5,157	$4,809	$5,906	$6,132
Portfolio turnover rateE	101%	129%	120%	126%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$31.83	$37.11	$39.90	$37.38
Income from Investment Operations
Net investment income (loss)A	.33	.41	.37	.28	.15
Net realized and unrealized gain (loss)	2.15	7.57	(1.33)	1.14	6.06
Total from investment operations	2.48	7.98	(.96)	1.42	6.21
Distributions from net investment income	(.37)	(.43)	(.31)	(.15)	(.19)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)
Total distributions	(4.05)B	(1.82)	(4.32)	(4.21)	(3.69)
Net asset value, end of period	$36.42	$37.99	$31.83	$37.11	$39.90
Total ReturnC	7.03%	26.04%	(2.93)%	3.62%	17.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.41%	.50%	.72%	.70%
Expenses net of fee waivers, if any	.44%	.41%	.50%	.72%	.70%
Expenses net of all reductions	.43%	.40%	.48%	.72%	.70%
Net investment income (loss)	.86%	1.20%	1.17%	.74%	.40%
Supplemental Data
Net assets, end of period (in millions)	$1,702	$2,174	$2,103	$2,524	$2,460
Portfolio turnover rateF	101%	129%	120%	126%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.05 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $3.671 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $105 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,471,177
Gross unrealized depreciation	(205,638)
Net unrealized appreciation (depreciation)	$1,265,539
Tax Cost	$5,224,671

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$83,257
Undistributed long-term capital gain	$597,461
Net unrealized appreciation (depreciation) on securities and other investments	$1,265,535

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$117,225	$ 85,881
Long-term Capital Gains	644,300	295,130
Total	$761,525	$ 381,011

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Distributions to Shareholders Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,155,208 and $8,782,781, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Captial Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Capital Appreciation	$7,390.14
Class K	940.05
	$8,330

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $137 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $55.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,984, including $225 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $884 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Transfer Agent expense reduction
Capital Appreciation	$2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $73.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Capital Appreciation	$536,981	$–
Class K	224,544	–
Total	$761,525	$–
From net investment income
Capital Appreciation	$–	$57,933
Class K	–	27,948
Total	$–	$85,881
From net realized gain
Capital Appreciation	$–	$204,981
Class K	–	90,149
Total	$–	$295,130

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Capital Appreciation
Shares sold	6,102	6,471	$228,863	$219,571
Reinvestment of distributions	14,676	7,688	509,097	248,876
Shares redeemed	(24,927)	(29,530)	(936,400)	(1,007,227)
Net increase (decrease)	(4,149)	(15,371)	$(198,440)	$(538,780)
Class K
Shares sold	6,551	6,448	$245,319	$221,397
Reinvestment of distributions	6,462	3,643	224,544	118,097
Shares redeemed	(23,522)	(18,939)	(881,367)	(643,243)
Net increase (decrease)	(10,509)	(8,848)	$(411,504)	$(303,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Capital Appreciation Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Capital Appreciation Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Capital Appreciation	.55%
Actual		$1,000.00	$1,001.70	$2.77
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Class K	.45%
Actual		$1,000.00	$1,002.20	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Capital Appreciation Fund
Capital Appreciation	12/10/18	12/07/18	$0.270	$3.673
Class K	12/10/18	12/07/18	$0.305	$3.673

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31 2018, $597,461,187, or, if subsequently determined to be different, the net capital gain of such year.

Capital Appreciation designates 69% and Class K designates 65% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Capital Appreciation designates 81% and Class K designates 76% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Capital Appreciation Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAF-K-ANN-1218
1.863090.110

Fidelity® Disciplined Equity Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Disciplined Equity Fund	2.37%	8.77%	10.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,277	Fidelity® Disciplined Equity Fund
$34,668	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Portfolio Manager Alex Devereaux:  For the fiscal year, the fund's share classes gained roughly 2.4%, lagging the 7.35% advance of the benchmark S&P 500 index. Versus the index, unfavorable stock performance in the information technology, consumer discretionary, industrials and communication services sectors held back the fund's performance. At the stock level, underweighting consumer electronics manufacturer Apple was the fund's biggest relative detractor. Shares of the company returned roughly 31% due to strong earnings driven by sales of the company's smartphones and growth in services and wearables. Underweighting Johnson & Johnson also proved costly, as shares of the pharmaceutical and consumer health care products manufacturer performed well due to better-than-expected earnings. I sold off the fund's stake in the company during the period. Conversely, stock selection in the utilities and energy sectors contributed to the fund's relative result. Here, positions in oil refining and marketing company Valero Energy and independent power producer AES Corp. finished the period among the fund's top-three relative contributors. Valero beat quarterly earnings expectations throughout the year, in part due to lower input costs, and I eliminated the fund's stake in Valero to lock in profits. AES was rewarded for the company’s move into renewables and lower risk businesses. The fund's underweighting in industrial conglomerate General Electric proved to be its top contributor, as the stock returned -48% the past year due to a variety of factors, including too much financial leverage and a weakened growth outlook. The fund did not own GE at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Microsoft Corp.	4.4
Apple, Inc.	3.6
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	2.7
UnitedHealth Group, Inc.	1.9
Bank of America Corp.	1.9
Wells Fargo & Co.	1.8
Chevron Corp.	1.7
Comcast Corp. Class A	1.7
Visa, Inc. Class A	1.7
25.0

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	23.0
Health Care	16.3
Financials	11.7
Consumer Discretionary	10.7
Media & Entertainment	8.6

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 6.0%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants, Inc.	73,747	$7,858
Marriott International, Inc. Class A	96,081	11,231
U.S. Foods Holding Corp. (a)	143,552	4,187
Wyndham Destinations, Inc.	269,475	9,669
		32,945
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	28,535	45,599
The Booking Holdings, Inc. (a)	3,743	7,017
		52,616
Multiline Retail - 0.7%
Macy's, Inc.	272,258	9,336
Specialty Retail - 3.3%
Best Buy Co., Inc.	150,749	10,577
Burlington Stores, Inc. (a)	36,256	6,218
Home Depot, Inc.	118,813	20,897
Lowe's Companies, Inc.	3,489	332
Ross Stores, Inc.	40,918	4,051
		42,075

TOTAL CONSUMER DISCRETIONARY		136,972

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 0.9%
Kroger Co.	404,089	12,026
Food Products - 3.3%
Archer Daniels Midland Co.	241,875	11,429
Bunge Ltd.	54,382	3,361
Mondelez International, Inc.	315,605	13,249
TreeHouse Foods, Inc. (a)	49,467	2,254
Tyson Foods, Inc. Class A	191,049	11,448
		41,741
Tobacco - 0.6%
Altria Group, Inc.	113,492	7,382

TOTAL CONSUMER STAPLES		61,149

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	194,814	21,751
ConocoPhillips Co.	207,025	14,471
EOG Resources, Inc.	84,868	8,940
Marathon Petroleum Corp.	161,343	11,367
PBF Energy, Inc. Class A	4,230	177
Phillips 66 Co.	112,213	11,538
		68,244
FINANCIALS - 11.7%
Banks - 7.6%
Bank of America Corp.	887,695	24,412
Citigroup, Inc.	293,919	19,240
Comerica, Inc.	121,345	9,897
M&T Bank Corp.	63,950	10,578
Popular, Inc.	200,841	10,446
Wells Fargo & Co.	439,230	23,380
		97,953
Capital Markets - 0.1%
Morgan Stanley	25,190	1,150
Consumer Finance - 2.2%
Capital One Financial Corp.	139,947	12,497
Santander Consumer U.S.A. Holdings, Inc.	259,459	4,865
Synchrony Financial	356,298	10,290
		27,652
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (a)	12,593	2,585
Insurance - 0.9%
MetLife, Inc.	286,199	11,789
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	106,318	1,897
New Residential Investment Corp.	372,028	6,652
		8,549

TOTAL FINANCIALS		149,678

HEALTH CARE - 16.3%
Biotechnology - 1.3%
Amgen, Inc.	89,321	17,220
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	189,361	13,055
Baxter International, Inc.	55,077	3,443
Becton, Dickinson & Co.	14,308	3,298
Boston Scientific Corp. (a)	134,896	4,875
Medtronic PLC	8,451	759
Stryker Corp.	14,796	2,400
		27,830
Health Care Providers & Services - 8.9%
Aetna, Inc.	67,430	13,378
Anthem, Inc.	32,362	8,918
Centene Corp. (a)	81,745	10,653
Cigna Corp.	46,996	10,048
CVS Health Corp.	192,030	13,901
HCA Holdings, Inc.	76,341	10,194
Humana, Inc.	40,071	12,839
UnitedHealth Group, Inc.	94,711	24,753
Wellcare Health Plans, Inc. (a)	34,258	9,455
		114,139
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	20,711	1,342
Thermo Fisher Scientific, Inc.	67,208	15,703
		17,045
Pharmaceuticals - 2.6%
Allergan PLC	27,408	4,331
Eli Lilly & Co.	89,915	9,750
Mylan NV (a)	306,500	9,578
Perrigo Co. PLC	129,593	9,110
		32,769

TOTAL HEALTH CARE		209,003

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	45,520	13,376
United Technologies Corp.	64,522	8,014
		21,390
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	115,422	10,276
Airlines - 0.9%
Delta Air Lines, Inc.	219,656	12,022
Electrical Equipment - 0.1%
Eaton Corp. PLC	7,844	562
Machinery - 3.1%
Allison Transmission Holdings, Inc.	200,004	8,816
Caterpillar, Inc.	107,541	13,047
Cummins, Inc.	80,290	10,975
Oshkosh Corp.	108,560	6,095
		38,933
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	233,568	8,775
WESCO International, Inc. (a)	38,451	1,929
		10,704

TOTAL INDUSTRIALS		93,887

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.3%
Cisco Systems, Inc.	345,011	15,784
Electronic Equipment & Components - 0.8%
ADT, Inc. (b)	165,605	1,282
Avnet, Inc.	229,486	9,196
		10,478
IT Services - 8.6%
Alliance Data Systems Corp.	48,300	9,958
Amdocs Ltd.	153,838	9,733
Conduent, Inc. (a)	486,892	9,300
DXC Technology Co.	132,382	9,641
Genpact Ltd.	331,747	9,093
Global Payments, Inc.	7,836	895
Leidos Holdings, Inc.	157,784	10,221
MasterCard, Inc. Class A	105,081	20,771
PayPal Holdings, Inc. (a)	73,234	6,166
Total System Services, Inc.	25,765	2,348
Visa, Inc. Class A	156,023	21,508
		109,634
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.	40,018	8,944
Micron Technology, Inc. (a)	268,252	10,118
		19,062
Software - 6.5%
Adobe, Inc. (a)	71,747	17,633
Intuit, Inc.	14,033	2,961
Microsoft Corp.	533,069	56,929
Oracle Corp.	122,606	5,988
		83,511
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	211,549	46,300
Seagate Technology LLC	185,068	7,445
Western Digital Corp.	38,252	1,648
		55,393

TOTAL INFORMATION TECHNOLOGY		293,862

MATERIALS - 2.2%
Chemicals - 2.2%
Celanese Corp. Class A	90,302	8,754
LyondellBasell Industries NV Class A	113,295	10,114
The Mosaic Co.	308,201	9,536
		28,404
Media & Entertainment - 8.6%
Entertainment - 2.2%
Activision Blizzard, Inc.	142,661	9,851
The Walt Disney Co.	73,169	8,402
Viacom, Inc. Class B (non-vtg.)	331,601	10,605
		28,858
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	32,092	34,999
Class C (a)	3,230	3,478
Facebook, Inc. Class A (a)	140,231	21,286
		59,763
Media - 1.7%
Comcast Corp. Class A	569,194	21,709

TOTAL MEDIA & ENTERTAINMENT		110,330

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Boston Properties, Inc.	14,953	1,806
Park Hotels & Resorts, Inc.	326,833	9,501
Simon Property Group, Inc.	75,004	13,765
SL Green Realty Corp.	105,267	9,607
		34,679
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	74,595	9,866
VICI Properties, Inc.	221,608	4,785
		14,651

TOTAL REAL ESTATE		49,330

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	59,003	4,045
UTILITIES - 4.4%
Electric Utilities - 2.7%
Exelon Corp.	298,283	13,068
PG&E Corp.	252,119	11,802
Vistra Energy Corp. (a)	426,406	9,650
		34,520
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.	308,484	11,164
The AES Corp.	755,716	11,018
		22,182

TOTAL UTILITIES		56,702

TOTAL COMMON STOCKS
(Cost $1,211,011)		1,261,606

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (c)	11,013,277	11,015
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	1,116,781	1,117
TOTAL MONEY MARKET FUNDS
(Cost $12,132)		12,132

Equity Funds - 0.6%
Domestic Equity Funds - 0.6%
iShares S&P 500 Index ETF
(Cost $8,074)	30,082	8,205
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,231,217)		1,281,943
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,832)
NET ASSETS - 100%		$1,280,111

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$263
Fidelity Securities Lending Cash Central Fund	16
Total	$279

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $1,153) — See accompanying schedule: Unaffiliated issuers (cost $1,219,085)	$1,269,811
Fidelity Central Funds (cost $12,132)	12,132
Total Investment in Securities (cost $1,231,217)		$1,281,943
Receivable for fund shares sold		186
Dividends receivable		893
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		3
Other receivables		7
Total assets		1,283,051
Liabilities
Payable for fund shares redeemed	$1,211
Accrued management fee	369
Transfer agent fee payable	152
Other affiliated payables	35
Other payables and accrued expenses	56
Collateral on securities loaned	1,117
Total liabilities		2,940
Net Assets		$1,280,111
Net Assets consist of:
Paid in capital		$1,083,390
Total distributable earnings (loss)		196,721
Net Assets		$1,280,111
Net Asset Value and Maximum Offering Price
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,181,557 ÷ 30,832 shares)		$38.32
Class K:
Net Asset Value, offering price and redemption price per share ($98,554 ÷ 2,574 shares)		$38.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends		$25,043
Interest		3
Income from Fidelity Central Funds		279
Total income		25,325
Expenses
Management fee
Basic fee	$7,428
Performance adjustment	(2,671)
Transfer agent fees	1,818
Accounting and security lending fees	436
Custodian fees and expenses	20
Independent trustees' fees and expenses	6
Appreciation in deferred trustee compensation account	1
Registration fees	38
Audit	65
Legal	11
Miscellaneous	8
Total expenses before reductions	7,160
Expense reductions	(35)
Total expenses after reductions		7,125
Net investment income (loss)		18,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,948
Futures contracts	(120)
Total net realized gain (loss)		141,828
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(123,602)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(123,601)
Net gain (loss)		18,227
Net increase (decrease) in net assets resulting from operations		$36,427

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,200	$17,633
Net realized gain (loss)	141,828	144,458
Change in net unrealized appreciation (depreciation)	(123,601)	105,055
Net increase (decrease) in net assets resulting from operations	36,427	267,146
Distributions to shareholders	(55,255)	–
Distributions to shareholders from net investment income	–	(18,783)
Total distributions	(55,255)	(18,783)
Share transactions - net increase (decrease)	(77,997)	(125,908)
Total increase (decrease) in net assets	(96,825)	122,455
Net Assets
Beginning of period	1,376,936	1,254,481
End of period	$1,280,111	$1,376,936
Other Information
Undistributed net investment income end of period		$11,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.96	$32.26	$34.19	$35.18	$31.30
Income from Investment Operations
Net investment income (loss)A	.52	.47	.42	.35	.41
Net realized and unrealized gain (loss)	.41	6.72	(.34)B	1.26	4.43
Total from investment operations	.93	7.19	.08	1.61	4.84
Distributions from net investment income	(.45)	(.49)	(.36)	(.38)	(.69)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)
Total distributions	(1.57)	(.49)	(2.01)	(2.60)	(.96)
Net asset value, end of period	$38.32	$38.96	$32.26	$34.19	$35.18
Total ReturnC	2.37%	22.51%	.16%B	4.66%	15.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%	.54%	.68%	.89%	.50%
Expenses net of fee waivers, if any	.53%	.54%	.68%	.89%	.50%
Expenses net of all reductions	.53%	.54%	.68%	.89%	.50%
Net investment income (loss)	1.32%	1.33%	1.30%	1.02%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$1,182	$1,266	$1,150	$1,385	$1,238
Portfolio turnover rateF	181%	184%	179%	187%	184%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.93	$32.23	$34.16	$35.15	$31.29
Income from Investment Operations
Net investment income (loss)A	.56	.51	.45	.38	.45
Net realized and unrealized gain (loss)	.41	6.71	(.34)B	1.27	4.41
Total from investment operations	.97	7.22	.11	1.65	4.86
Distributions from net investment income	(.49)	(.52)	(.39)	(.42)	(.73)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)
Total distributions	(1.61)	(.52)	(2.04)	(2.64)	(1.00)
Net asset value, end of period	$38.29	$38.93	$32.23	$34.16	$35.15
Total ReturnC	2.48%	22.65%	.26%B	4.78%	15.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.43%	.44%	.57%	.79%	.39%
Expenses net of fee waivers, if any	.43%	.44%	.57%	.79%	.39%
Expenses net of all reductions	.43%	.44%	.57%	.79%	.39%
Net investment income (loss)	1.41%	1.43%	1.41%	1.12%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$99	$111	$104	$129	$158
Portfolio turnover rateF	181%	184%	179%	187%	184%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$114,475
Gross unrealized depreciation	(67,693)
Net unrealized appreciation (depreciation)	$46,782
Tax Cost	$1,235,161

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,236
Undistributed long-term capital gain	$120,191
Net unrealized appreciation (depreciation) on securities and other investments	$46,782

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$15,954	$ 18,783
Long-term Capital Gains	39,301	–
Total	$55,255	$ 18,783

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,446,749 and $2,541,062, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Disciplined Equity	$1,769.14
Class K	49.05
	$1,818

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $450. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Disciplined Equity	$50,719	$–
Class K	4,536	–
Total	$55,255	$–
From net investment income
Disciplined Equity	$–	$17,115
Class K	–	1,668
Total	$–	$18,783

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Disciplined Equity
Shares sold	587	819	$23,206	$29,054
Reinvestment of distributions	1,230	474	47,371	15,948
Shares redeemed	(3,491)	(4,440)	(137,996)	(156,370)
Net increase (decrease)	(1,674)	(3,147)	$(67,419)	$(111,368)
Class K
Shares sold	203	301	$8,020	$10,549
Reinvestment of distributions	118	50	4,536	1,668
Shares redeemed	(587)	(750)	(23,134)	(26,757)
Net increase (decrease)	(266)	(399)	$(10,578)	$(14,540)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Disciplined Equity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Disciplined Equity Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Disciplined Equity	.52%
Actual		$1,000.00	$1,000.00	$2.62
Hypothetical-C		$1,000.00	$1,022.58	$2.65
Class K	.43%
Actual		$1,000.00	$1,000.50	$2.17
Hypothetical-C		$1,000.00	$1,023.04	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Disciplined Equity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Disciplined Equity Fund
Disciplined Equity	12/10/18	12/07/18	$0.533	$4.128
Class K	12/10/18	12/07/18	$0.570	$4.128

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $120,190,912, or, if subsequently determined to be different, the net capital gain of such year.

Disciplined Equity Fund designates 99% and Class K designates 92% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Disciplined Equity Fund and Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Disciplined Equity Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

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FDE-ANN-1218
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Fidelity® Disciplined Equity Fund Class K Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	2.48%	8.88%	10.71%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Disciplined Equity Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund - Class K on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$27,663	Fidelity® Disciplined Equity Fund - Class K
$34,668	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Portfolio Manager Alex Devereaux:  For the fiscal year, the fund's share classes gained roughly 2.4%, lagging the 7.35% advance of the benchmark S&P 500 index. Versus the index, unfavorable stock performance in the information technology, consumer discretionary, industrials and communication services sectors held back the fund's performance. At the stock level, underweighting consumer electronics manufacturer Apple was the fund's biggest relative detractor. Shares of the company returned roughly 31% due to strong earnings driven by sales of the company's smartphones and growth in services and wearables. Underweighting Johnson & Johnson also proved costly, as shares of the pharmaceutical and consumer health care products manufacturer performed well due to better-than-expected earnings. I sold off the fund's stake in the company during the period. Conversely, stock selection in the utilities and energy sectors contributed to the fund's relative result. Here, positions in oil refining and marketing company Valero Energy and independent power producer AES Corp. finished the period among the fund's top-three relative contributors. Valero beat quarterly earnings expectations throughout the year, in part due to lower input costs, and I eliminated the fund's stake in Valero to lock in profits. AES was rewarded for the company’s move into renewables and lower risk businesses. The fund's underweighting in industrial conglomerate General Electric proved to be its top contributor, as the stock returned -48% the past year due to a variety of factors, including too much financial leverage and a weakened growth outlook. The fund did not own GE at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Microsoft Corp.	4.4
Apple, Inc.	3.6
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	2.7
UnitedHealth Group, Inc.	1.9
Bank of America Corp.	1.9
Wells Fargo & Co.	1.8
Chevron Corp.	1.7
Comcast Corp. Class A	1.7
Visa, Inc. Class A	1.7
25.0

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	23.0
Health Care	16.3
Financials	11.7
Consumer Discretionary	10.7
Media & Entertainment	8.6

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 6.0%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants, Inc.	73,747	$7,858
Marriott International, Inc. Class A	96,081	11,231
U.S. Foods Holding Corp. (a)	143,552	4,187
Wyndham Destinations, Inc.	269,475	9,669
		32,945
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	28,535	45,599
The Booking Holdings, Inc. (a)	3,743	7,017
		52,616
Multiline Retail - 0.7%
Macy's, Inc.	272,258	9,336
Specialty Retail - 3.3%
Best Buy Co., Inc.	150,749	10,577
Burlington Stores, Inc. (a)	36,256	6,218
Home Depot, Inc.	118,813	20,897
Lowe's Companies, Inc.	3,489	332
Ross Stores, Inc.	40,918	4,051
		42,075

TOTAL CONSUMER DISCRETIONARY		136,972

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 0.9%
Kroger Co.	404,089	12,026
Food Products - 3.3%
Archer Daniels Midland Co.	241,875	11,429
Bunge Ltd.	54,382	3,361
Mondelez International, Inc.	315,605	13,249
TreeHouse Foods, Inc. (a)	49,467	2,254
Tyson Foods, Inc. Class A	191,049	11,448
		41,741
Tobacco - 0.6%
Altria Group, Inc.	113,492	7,382

TOTAL CONSUMER STAPLES		61,149

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	194,814	21,751
ConocoPhillips Co.	207,025	14,471
EOG Resources, Inc.	84,868	8,940
Marathon Petroleum Corp.	161,343	11,367
PBF Energy, Inc. Class A	4,230	177
Phillips 66 Co.	112,213	11,538
		68,244
FINANCIALS - 11.7%
Banks - 7.6%
Bank of America Corp.	887,695	24,412
Citigroup, Inc.	293,919	19,240
Comerica, Inc.	121,345	9,897
M&T Bank Corp.	63,950	10,578
Popular, Inc.	200,841	10,446
Wells Fargo & Co.	439,230	23,380
		97,953
Capital Markets - 0.1%
Morgan Stanley	25,190	1,150
Consumer Finance - 2.2%
Capital One Financial Corp.	139,947	12,497
Santander Consumer U.S.A. Holdings, Inc.	259,459	4,865
Synchrony Financial	356,298	10,290
		27,652
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (a)	12,593	2,585
Insurance - 0.9%
MetLife, Inc.	286,199	11,789
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	106,318	1,897
New Residential Investment Corp.	372,028	6,652
		8,549

TOTAL FINANCIALS		149,678

HEALTH CARE - 16.3%
Biotechnology - 1.3%
Amgen, Inc.	89,321	17,220
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	189,361	13,055
Baxter International, Inc.	55,077	3,443
Becton, Dickinson & Co.	14,308	3,298
Boston Scientific Corp. (a)	134,896	4,875
Medtronic PLC	8,451	759
Stryker Corp.	14,796	2,400
		27,830
Health Care Providers & Services - 8.9%
Aetna, Inc.	67,430	13,378
Anthem, Inc.	32,362	8,918
Centene Corp. (a)	81,745	10,653
Cigna Corp.	46,996	10,048
CVS Health Corp.	192,030	13,901
HCA Holdings, Inc.	76,341	10,194
Humana, Inc.	40,071	12,839
UnitedHealth Group, Inc.	94,711	24,753
Wellcare Health Plans, Inc. (a)	34,258	9,455
		114,139
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	20,711	1,342
Thermo Fisher Scientific, Inc.	67,208	15,703
		17,045
Pharmaceuticals - 2.6%
Allergan PLC	27,408	4,331
Eli Lilly & Co.	89,915	9,750
Mylan NV (a)	306,500	9,578
Perrigo Co. PLC	129,593	9,110
		32,769

TOTAL HEALTH CARE		209,003

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	45,520	13,376
United Technologies Corp.	64,522	8,014
		21,390
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	115,422	10,276
Airlines - 0.9%
Delta Air Lines, Inc.	219,656	12,022
Electrical Equipment - 0.1%
Eaton Corp. PLC	7,844	562
Machinery - 3.1%
Allison Transmission Holdings, Inc.	200,004	8,816
Caterpillar, Inc.	107,541	13,047
Cummins, Inc.	80,290	10,975
Oshkosh Corp.	108,560	6,095
		38,933
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	233,568	8,775
WESCO International, Inc. (a)	38,451	1,929
		10,704

TOTAL INDUSTRIALS		93,887

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.3%
Cisco Systems, Inc.	345,011	15,784
Electronic Equipment & Components - 0.8%
ADT, Inc. (b)	165,605	1,282
Avnet, Inc.	229,486	9,196
		10,478
IT Services - 8.6%
Alliance Data Systems Corp.	48,300	9,958
Amdocs Ltd.	153,838	9,733
Conduent, Inc. (a)	486,892	9,300
DXC Technology Co.	132,382	9,641
Genpact Ltd.	331,747	9,093
Global Payments, Inc.	7,836	895
Leidos Holdings, Inc.	157,784	10,221
MasterCard, Inc. Class A	105,081	20,771
PayPal Holdings, Inc. (a)	73,234	6,166
Total System Services, Inc.	25,765	2,348
Visa, Inc. Class A	156,023	21,508
		109,634
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.	40,018	8,944
Micron Technology, Inc. (a)	268,252	10,118
		19,062
Software - 6.5%
Adobe, Inc. (a)	71,747	17,633
Intuit, Inc.	14,033	2,961
Microsoft Corp.	533,069	56,929
Oracle Corp.	122,606	5,988
		83,511
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	211,549	46,300
Seagate Technology LLC	185,068	7,445
Western Digital Corp.	38,252	1,648
		55,393

TOTAL INFORMATION TECHNOLOGY		293,862

MATERIALS - 2.2%
Chemicals - 2.2%
Celanese Corp. Class A	90,302	8,754
LyondellBasell Industries NV Class A	113,295	10,114
The Mosaic Co.	308,201	9,536
		28,404
Media & Entertainment - 8.6%
Entertainment - 2.2%
Activision Blizzard, Inc.	142,661	9,851
The Walt Disney Co.	73,169	8,402
Viacom, Inc. Class B (non-vtg.)	331,601	10,605
		28,858
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	32,092	34,999
Class C (a)	3,230	3,478
Facebook, Inc. Class A (a)	140,231	21,286
		59,763
Media - 1.7%
Comcast Corp. Class A	569,194	21,709

TOTAL MEDIA & ENTERTAINMENT		110,330

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Boston Properties, Inc.	14,953	1,806
Park Hotels & Resorts, Inc.	326,833	9,501
Simon Property Group, Inc.	75,004	13,765
SL Green Realty Corp.	105,267	9,607
		34,679
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	74,595	9,866
VICI Properties, Inc.	221,608	4,785
		14,651

TOTAL REAL ESTATE		49,330

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	59,003	4,045
UTILITIES - 4.4%
Electric Utilities - 2.7%
Exelon Corp.	298,283	13,068
PG&E Corp.	252,119	11,802
Vistra Energy Corp. (a)	426,406	9,650
		34,520
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.	308,484	11,164
The AES Corp.	755,716	11,018
		22,182

TOTAL UTILITIES		56,702

TOTAL COMMON STOCKS
(Cost $1,211,011)		1,261,606

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (c)	11,013,277	11,015
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	1,116,781	1,117
TOTAL MONEY MARKET FUNDS
(Cost $12,132)		12,132

Equity Funds - 0.6%
Domestic Equity Funds - 0.6%
iShares S&P 500 Index ETF
(Cost $8,074)	30,082	8,205
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,231,217)		1,281,943
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,832)
NET ASSETS - 100%		$1,280,111

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$263
Fidelity Securities Lending Cash Central Fund	16
Total	$279

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $1,153) — See accompanying schedule: Unaffiliated issuers (cost $1,219,085)	$1,269,811
Fidelity Central Funds (cost $12,132)	12,132
Total Investment in Securities (cost $1,231,217)		$1,281,943
Receivable for fund shares sold		186
Dividends receivable		893
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		3
Other receivables		7
Total assets		1,283,051
Liabilities
Payable for fund shares redeemed	$1,211
Accrued management fee	369
Transfer agent fee payable	152
Other affiliated payables	35
Other payables and accrued expenses	56
Collateral on securities loaned	1,117
Total liabilities		2,940
Net Assets		$1,280,111
Net Assets consist of:
Paid in capital		$1,083,390
Total distributable earnings (loss)		196,721
Net Assets		$1,280,111
Net Asset Value and Maximum Offering Price
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,181,557 ÷ 30,832 shares)		$38.32
Class K:
Net Asset Value, offering price and redemption price per share ($98,554 ÷ 2,574 shares)		$38.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends		$25,043
Interest		3
Income from Fidelity Central Funds		279
Total income		25,325
Expenses
Management fee
Basic fee	$7,428
Performance adjustment	(2,671)
Transfer agent fees	1,818
Accounting and security lending fees	436
Custodian fees and expenses	20
Independent trustees' fees and expenses	6
Appreciation in deferred trustee compensation account	1
Registration fees	38
Audit	65
Legal	11
Miscellaneous	8
Total expenses before reductions	7,160
Expense reductions	(35)
Total expenses after reductions		7,125
Net investment income (loss)		18,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,948
Futures contracts	(120)
Total net realized gain (loss)		141,828
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(123,602)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(123,601)
Net gain (loss)		18,227
Net increase (decrease) in net assets resulting from operations		$36,427

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,200	$17,633
Net realized gain (loss)	141,828	144,458
Change in net unrealized appreciation (depreciation)	(123,601)	105,055
Net increase (decrease) in net assets resulting from operations	36,427	267,146
Distributions to shareholders	(55,255)	–
Distributions to shareholders from net investment income	–	(18,783)
Total distributions	(55,255)	(18,783)
Share transactions - net increase (decrease)	(77,997)	(125,908)
Total increase (decrease) in net assets	(96,825)	122,455
Net Assets
Beginning of period	1,376,936	1,254,481
End of period	$1,280,111	$1,376,936
Other Information
Undistributed net investment income end of period		$11,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.96	$32.26	$34.19	$35.18	$31.30
Income from Investment Operations
Net investment income (loss)A	.52	.47	.42	.35	.41
Net realized and unrealized gain (loss)	.41	6.72	(.34)B	1.26	4.43
Total from investment operations	.93	7.19	.08	1.61	4.84
Distributions from net investment income	(.45)	(.49)	(.36)	(.38)	(.69)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)
Total distributions	(1.57)	(.49)	(2.01)	(2.60)	(.96)
Net asset value, end of period	$38.32	$38.96	$32.26	$34.19	$35.18
Total ReturnC	2.37%	22.51%	.16%B	4.66%	15.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%	.54%	.68%	.89%	.50%
Expenses net of fee waivers, if any	.53%	.54%	.68%	.89%	.50%
Expenses net of all reductions	.53%	.54%	.68%	.89%	.50%
Net investment income (loss)	1.32%	1.33%	1.30%	1.02%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$1,182	$1,266	$1,150	$1,385	$1,238
Portfolio turnover rateF	181%	184%	179%	187%	184%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.93	$32.23	$34.16	$35.15	$31.29
Income from Investment Operations
Net investment income (loss)A	.56	.51	.45	.38	.45
Net realized and unrealized gain (loss)	.41	6.71	(.34)B	1.27	4.41
Total from investment operations	.97	7.22	.11	1.65	4.86
Distributions from net investment income	(.49)	(.52)	(.39)	(.42)	(.73)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)
Total distributions	(1.61)	(.52)	(2.04)	(2.64)	(1.00)
Net asset value, end of period	$38.29	$38.93	$32.23	$34.16	$35.15
Total ReturnC	2.48%	22.65%	.26%B	4.78%	15.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.43%	.44%	.57%	.79%	.39%
Expenses net of fee waivers, if any	.43%	.44%	.57%	.79%	.39%
Expenses net of all reductions	.43%	.44%	.57%	.79%	.39%
Net investment income (loss)	1.41%	1.43%	1.41%	1.12%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$99	$111	$104	$129	$158
Portfolio turnover rateF	181%	184%	179%	187%	184%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$114,475
Gross unrealized depreciation	(67,693)
Net unrealized appreciation (depreciation)	$46,782
Tax Cost	$1,235,161

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,236
Undistributed long-term capital gain	$120,191
Net unrealized appreciation (depreciation) on securities and other investments	$46,782

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$15,954	$ 18,783
Long-term Capital Gains	39,301	–
Total	$55,255	$ 18,783

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,446,749 and $2,541,062, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Disciplined Equity	$1,769.14
Class K	49.05
	$1,818

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $450. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Disciplined Equity	$50,719	$–
Class K	4,536	–
Total	$55,255	$–
From net investment income
Disciplined Equity	$–	$17,115
Class K	–	1,668
Total	$–	$18,783

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Disciplined Equity
Shares sold	587	819	$23,206	$29,054
Reinvestment of distributions	1,230	474	47,371	15,948
Shares redeemed	(3,491)	(4,440)	(137,996)	(156,370)
Net increase (decrease)	(1,674)	(3,147)	$(67,419)	$(111,368)
Class K
Shares sold	203	301	$8,020	$10,549
Reinvestment of distributions	118	50	4,536	1,668
Shares redeemed	(587)	(750)	(23,134)	(26,757)
Net increase (decrease)	(266)	(399)	$(10,578)	$(14,540)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Disciplined Equity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Disciplined Equity Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Disciplined Equity	.52%
Actual		$1,000.00	$1,000.00	$2.62
Hypothetical-C		$1,000.00	$1,022.58	$2.65
Class K	.43%
Actual		$1,000.00	$1,000.50	$2.17
Hypothetical-C		$1,000.00	$1,023.04	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Disciplined Equity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Disciplined Equity Fund
Disciplined Equity	12/10/18	12/07/18	$0.533	$4.128
Class K	12/10/18	12/07/18	$0.570	$4.128

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $120,190,912, or, if subsequently determined to be different, the net capital gain of such year.

Disciplined Equity Fund designates 99% and Class K designates 92% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Disciplined Equity Fund and Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Disciplined Equity Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FDE-K-ANN-1218
1.863075.110

Fidelity® Focused Stock Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Focused Stock Fund	14.30%	11.31%	13.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Focused Stock Fund on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$36,490	Fidelity® Focused Stock Fund
$34,668	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Portfolio Manager Stephen DuFour:  For the fiscal year, the fund gained 14.30%, outpacing the benchmark S&P 500® index by a sizable margin. Stock picks and an overweighting in the information technology sector, notably software & services, provided the biggest boost to the fund's relative performance. Individual standouts included a non-benchmark stake in electronic payments processor Square (+85%), as well overweightings in desktop publishing software company Adobe and financial management software company Intuit, top holdings that each rose about 40% the past year. Square benefited from signing up new small business merchants and expanding its suite of products. Adobe and Intuit gained from their use of cloud-based subscription models that generate recurring revenue. Elsewhere, security selection in the industrials, financials and health care sectors further aided the fund’s relative result. Conversely, investment choices in consumer discretionary and positioning in energy and communication services detracted versus the benchmark. Individual disappointments included discount retailer Walmart, which we had eliminated from the portfolio before the stock’s late-period rally. The fund also lost ground from not selling shares of hotel operator Marriott International fast enough as overcapacity pressured pricing in the industry. Marriott was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
PayPal Holdings, Inc.	5.5
Apple, Inc.	5.2
Humana, Inc.	5.2
Intuit, Inc.	5.2
UnitedHealth Group, Inc.	5.1
Adobe, Inc.	5.1
Microsoft Corp.	5.1
Amazon.com, Inc.	4.8
AstraZeneca PLC sponsored ADR	4.7
Norfolk Southern Corp.	4.7
50.6

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	44.2
Health Care	24.9
Industrials	9.0
Consumer Discretionary	4.8
Communication Services	4.3

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	96.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 6.1%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 4.3%
Entertainment - 0.7%
Activision Blizzard, Inc.	242,000	$16,710,100
Interactive Media & Services - 3.6%
Alphabet, Inc. Class A (a)	74,600	81,357,268

TOTAL COMMUNICATION SERVICES		98,067,368

CONSUMER DISCRETIONARY - 4.8%
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	67,300	107,546,073
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
The Coca-Cola Co.	275,000	13,167,000
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	175,000	24,052,000

TOTAL CONSUMER STAPLES		37,219,000

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	115,000	6,118,000
Berry Petroleum Corp.	696,658	9,753,212
ConocoPhillips Co.	715,200	49,992,480
Whiting Petroleum Corp. (a)	181,004	6,751,449
		72,615,141
FINANCIALS - 1.8%
Banks - 1.1%
Bank of America Corp.	903,000	24,832,500
Capital Markets - 0.7%
Charles Schwab Corp.	152,000	7,028,480
Moody's Corp.	29,000	4,218,920
S&P Global, Inc.	27,394	4,994,474
		16,241,874

TOTAL FINANCIALS		41,074,374

HEALTH CARE - 24.9%
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	396,000	27,300,240
Boston Scientific Corp. (a)	2,541,032	91,832,896
		119,133,136
Health Care Providers & Services - 11.5%
HCA Holdings, Inc.	199,000	26,572,470
Humana, Inc.	367,000	117,590,470
UnitedHealth Group, Inc.	442,000	115,516,700
		259,679,640
Pharmaceuticals - 8.1%
AstraZeneca PLC sponsored ADR	2,755,000	106,838,900
Eli Lilly & Co.	582,000	63,112,080
Johnson & Johnson	100,000	13,999,000
		183,949,980

TOTAL HEALTH CARE		562,762,756

INDUSTRIALS - 9.0%
Road & Rail - 9.0%
Norfolk Southern Corp.	631,000	105,900,730
Union Pacific Corp.	669,000	97,821,180
		203,721,910
INFORMATION TECHNOLOGY - 44.2%
IT Services - 16.5%
Accenture PLC Class A	125,000	19,702,500
MasterCard, Inc. Class A	526,700	104,112,789
PayPal Holdings, Inc. (a)	1,487,000	125,190,531
Shopify, Inc. (a)(b)	76,300	10,540,845
Square, Inc. (a)	274,100	20,132,645
Visa, Inc. Class A	678,000	93,462,300
		373,141,610
Software - 22.5%
Adobe, Inc. (a)	469,112	115,288,965
Intuit, Inc.	557,000	117,527,000
Microsoft Corp.	1,077,000	115,034,370
Parametric Technology Corp. (a)	1,160,000	95,595,600
Salesforce.com, Inc. (a)	471,000	64,640,040
		508,085,975
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	539,000	117,965,540

TOTAL INFORMATION TECHNOLOGY		999,193,125

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	117,000	18,229,770
Crown Castle International Corp.	260,000	28,272,400
Prologis, Inc.	308,000	19,856,760
		66,358,930
TOTAL COMMON STOCKS
(Cost $1,810,871,106)		2,188,558,677

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 2.23% (c)	176,958,438	176,993,830
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	8,180,992	8,181,810
TOTAL MONEY MARKET FUNDS
(Cost $185,175,640)		185,175,640
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $1,996,046,746)		2,373,734,317
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(111,634,335)
NET ASSETS - 100%		$2,262,099,982

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$989,787
Fidelity Securities Lending Cash Central Fund	30,057
Total	$1,019,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $8,579,115) — See accompanying schedule: Unaffiliated issuers (cost $1,810,871,106)	$2,188,558,677
Fidelity Central Funds (cost $185,175,640)	185,175,640
Total Investment in Securities (cost $1,996,046,746)		$2,373,734,317
Cash		1,936,569
Receivable for investments sold		23,960,886
Receivable for fund shares sold		5,754,566
Dividends receivable		451,227
Distributions receivable from Fidelity Central Funds		314,727
Prepaid expenses		3,965
Other receivables		55,575
Total assets		2,406,211,832
Liabilities
Payable for investments purchased	$132,744,827
Payable for fund shares redeemed	1,417,485
Accrued management fee	1,339,778
Other affiliated payables	381,090
Other payables and accrued expenses	46,995
Collateral on securities loaned	8,181,675
Total liabilities		144,111,850
Net Assets		$2,262,099,982
Net Assets consist of:
Paid in capital		$1,596,207,330
Total distributable earnings (loss)		665,892,652
Net Assets, for 89,641,446 shares outstanding		$2,262,099,982
Net Asset Value, offering price and redemption price per share ($2,262,099,982 ÷ 89,641,446 shares)		$25.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$17,001,127
Income from Fidelity Central Funds		1,019,844
Total income		18,020,971
Expenses
Management fee
Basic fee	$10,992,476
Performance adjustment	1,681,108
Transfer agent fees	3,294,818
Accounting and security lending fees	619,196
Custodian fees and expenses	36,857
Independent trustees' fees and expenses	9,832
Registration fees	68,150
Audit	51,487
Legal	16,240
Miscellaneous	12,785
Total expenses before reductions	16,782,949
Expense reductions	(193,740)
Total expenses after reductions		16,589,209
Net investment income (loss)		1,431,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,545)	321,369,009
Fidelity Central Funds	(4,358)
Foreign currency transactions	42,708
Total net realized gain (loss)		321,407,359
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(85,708,449)
Assets and liabilities in foreign currencies	(3,115)
Total change in net unrealized appreciation (depreciation)		(85,711,564)
Net gain (loss)		235,695,795
Net increase (decrease) in net assets resulting from operations		$237,127,557

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,431,762	$10,086,614
Net realized gain (loss)	321,407,359	114,369,645
Change in net unrealized appreciation (depreciation)	(85,711,564)	262,445,434
Net increase (decrease) in net assets resulting from operations	237,127,557	386,901,693
Distributions to shareholders	(104,368,754)	–
Distributions to shareholders from net investment income	–	(8,564,910)
Distributions to shareholders from net realized gain	–	(8,145,061)
Total distributions	(104,368,754)	(16,709,971)
Share transactions
Proceeds from sales of shares	620,156,191	76,989,324
Reinvestment of distributions	99,419,534	15,984,451
Cost of shares redeemed	(308,013,762)	(347,873,098)
Net increase (decrease) in net assets resulting from share transactions	411,561,963	(254,899,323)
Total increase (decrease) in net assets	544,320,766	115,292,399
Net Assets
Beginning of period	1,717,779,216	1,602,486,817
End of period	$2,262,099,982	$1,717,779,216
Other Information
Undistributed net investment income end of period		$6,253,127
Shares
Sold	24,445,946	3,758,035
Issued in reinvestment of distributions	4,408,849	851,596
Redeemed	(12,373,746)	(17,461,631)
Net increase (decrease)	16,481,049	(12,852,000)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused Stock Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.48	$18.63	$19.08	$20.74	$19.60
Income from Investment Operations
Net investment income (loss)A	.02	.13	.09	.04	(.01)
Net realized and unrealized gain (loss)	3.17	4.92	.52	.24	2.28
Total from investment operations	3.19	5.05	.61	.28	2.27
Distributions from net investment income	(.09)B	(.10)	(.05)	(.02)	–
Distributions from net realized gain	(1.35)B	(.10)	(1.02)	(1.92)	(1.13)
Total distributions	(1.44)	(.20)	(1.06)C	(1.94)	(1.13)
Net asset value, end of period	$25.23	$23.48	$18.63	$19.08	$20.74
Total ReturnD	14.30%	27.37%	3.31%	1.33%	12.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%	.57%	.62%	.73%	.78%
Expenses net of fee waivers, if any	.82%	.57%	.62%	.72%	.78%
Expenses net of all reductions	.81%	.57%	.62%	.72%	.78%
Net investment income (loss)	.07%	.63%	.50%	.18%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,262,100	$1,717,779	$1,602,487	$1,896,753	$1,848,723
Portfolio turnover rateG	138%	121%	141%	189%H	223%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.017 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$409,072,049
Gross unrealized depreciation	(34,649,626)
Net unrealized appreciation (depreciation)	$374,422,423
Tax Cost	$1,999,311,894

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$291,469,234
Net unrealized appreciation (depreciation) on securities and other investments	$374,423,416

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$30,743,722	$ 16,709,971
Long-term Capital Gains	73,625,032	–
Total	$104,368,754	$ 16,709,971

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,981,056,731 and $2,733,297,260, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42,744 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,296 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,057. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $175,206 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,162.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $17,372.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Focused Stock Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Focused Stock Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.86%	$1,000.00	$1,056.50	$4.46
Hypothetical-C		$1,000.00	$1,020.87	$4.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused Stock Fund voted to pay on December 10, 2018, to shareholders of record at the opening of business on December 7, 2018, a distribution of $3.044 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.028 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $303,437,090, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 44% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 50% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Focused Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TQG-ANN-1218
1.538682.121

Fidelity Advisor® Stock Selector Small Cap Fund -

Class A, Class M, Class C, Class I and Class Z

Annual Report

October 31, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Stock Selector Small Cap Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(4.12)%	5.84%	11.67%
Class M (incl. 3.50% sales charge)	(2.15)%	5.98%	11.60%
Class C (incl. contingent deferred sales charge)	0.03%	6.22%	11.46%
Class I	2.02%	7.40%	12.71%
Class Z	2.17%	7.45%	12.74%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on February 1, 2017. Returns prior to February 1, 2017, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector Small Cap Fund - Class A on October 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$30,155	Fidelity Advisor® Stock Selector Small Cap Fund - Class A
$32,286	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Lead Portfolio Manager Morgen Peck:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) gained roughly 1% to 2%, compared with the 1.85% advance of the benchmark Russell 2000® Index. The past 12 months, the small-cap market experienced an uptick in volatility and weathered two notable pullbacks, in February and October. The fund's performance versus the benchmark was primarily driven by stock selection, especially within the information technology sector, followed by consumer discretionary and energy. The biggest individual contributor was a position in RingCentral, a provider of cloud-based communications and collaborative software solutions. The company continued to execute well, gaining market share with its lower-maintenance enterprise and software solutions for small- to mid-size businesses. We trimmed this position to take profits, and RingCentral was removed from the fund's benchmark in June. Elsewhere, the fund's stake in Ollie's Bargain Outlet Holdings also helped, gaining roughly 108%. As one of the country's largest retailers of closeout merchandise, Ollie's continued to expand its stores and relationships with quality brands. On October 31, Ollie's was among the fund's largest holdings. Conversely, stock selection in health care hurt most versus the benchmark. This included an out-of-benchmark stake in pharmaceutical firm Tesaro, the fund's biggest individual detractor. Competitors marketed their ovarian cancer drugs better than Tesaro, which weighed on the company's shares.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 31, 2018, Morgen Peck assumed lead management responsibilities, succeeding Rich Thompson. Effective August 31, 2018, Jennifer Fo Cardillo is no longer a co-manager on the fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Primerica, Inc.	1.3
Steven Madden Ltd.	1.0
EMCOR Group, Inc.	1.0
Ollie's Bargain Outlet Holdings, Inc.	0.9
Semtech Corp.	0.9
ITT, Inc.	0.9
BancFirst Corp.	0.9
Deckers Outdoor Corp.	0.9
Terreno Realty Corp.	0.9
Heartland Financial U.S.A., Inc.	0.8
9.5

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	20.0
Information Technology	16.8
Consumer Discretionary	15.4
Health Care	15.1
Industrials	13.1

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.1%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.0%
Fox Factory Holding Corp. (a)	109,200	$5,867
Standard Motor Products, Inc.	101,502	5,492
		11,359
Diversified Consumer Services - 0.8%
Frontdoor, Inc. (a)	67,600	2,302
Laureate Education, Inc. Class A (a)	220,400	3,282
Weight Watchers International, Inc. (a)	58,600	3,873
		9,457
Hotels, Restaurants & Leisure - 3.6%
Bluegreen Vacations Corp. (b)	283,315	3,711
Churchill Downs, Inc.	16,600	4,144
Eldorado Resorts, Inc. (a)	96,303	3,515
Marriott Vacations Worldwide Corp.	94,900	8,398
Planet Fitness, Inc. (a)	77,200	3,790
PlayAGS, Inc. (a)	115,837	2,809
Texas Roadhouse, Inc. Class A	154,200	9,323
Wendy's Co.	160,200	2,762
YETI Holdings, Inc.	115,500	1,840
		40,292
Household Durables - 2.6%
Cavco Industries, Inc. (a)	46,700	9,368
Helen of Troy Ltd. (a)	33,800	4,195
Taylor Morrison Home Corp. (a)	127,500	2,109
TopBuild Corp. (a)	131,200	5,985
TRI Pointe Homes, Inc. (a)	596,940	7,104
		28,761
Leisure Products - 0.9%
Brunswick Corp.	92,296	4,798
Johnson Outdoors, Inc. Class A	66,135	4,981
		9,779
Multiline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	108,500	10,080
Specialty Retail - 3.0%
Burlington Stores, Inc. (a)	43,400	7,443
Monro, Inc.	105,000	7,812
Murphy U.S.A., Inc. (a)	94,700	7,636
The Children's Place Retail Stores, Inc.	53,500	7,993
Williams-Sonoma, Inc. (b)	40,400	2,399
		33,283
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	76,300	9,703
Steven Madden Ltd.	364,388	11,394
Wolverine World Wide, Inc.	221,000	7,773
		28,870

TOTAL CONSUMER DISCRETIONARY		171,881

CONSUMER STAPLES - 4.7%
Beverages - 0.5%
Cott Corp.	229,050	3,445
Fever-Tree Drinks PLC	67,473	2,398
		5,843
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc.	373,100	8,264
Casey's General Stores, Inc.	35,200	4,439
Performance Food Group Co. (a)	324,375	9,511
		22,214
Food Products - 1.1%
Ingredion, Inc.	33,500	3,390
Lamb Weston Holdings, Inc.	28,000	2,188
Nomad Foods Ltd. (a)	195,500	3,734
Post Holdings, Inc. (a)	29,400	2,600
		11,912
Household Products - 0.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	224,900	6,668
Energizer Holdings, Inc.	39,400	2,316
		8,984
Personal Products - 0.3%
Inter Parfums, Inc.	66,700	3,935

TOTAL CONSUMER STAPLES		52,888

ENERGY - 3.0%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (b)	403,918	7,666
Oil, Gas & Consumable Fuels - 2.3%
Delek U.S. Holdings, Inc.	205,500	7,546
Energen Corp. (a)	35,400	2,548
PDC Energy, Inc. (a)	81,750	3,470
Southwestern Energy Co. (a)	773,800	4,132
Viper Energy Partners LP	101,609	3,654
WPX Energy, Inc. (a)	284,145	4,558
		25,908

TOTAL ENERGY		33,574

FINANCIALS - 20.0%
Banks - 12.4%
Associated Banc-Corp.	314,323	7,286
BancFirst Corp.	172,356	9,890
Banner Corp.	148,629	8,594
Boston Private Financial Holdings, Inc.	79,308	1,071
City Holding Co.	119,400	8,809
Columbia Banking Systems, Inc.	139,250	5,165
Cullen/Frost Bankers, Inc.	96,400	9,439
CVB Financial Corp.	203,250	4,441
First Citizen Bancshares, Inc.	11,100	4,736
First Hawaiian, Inc.	189,846	4,704
First Interstate Bancsystem, Inc.	158,917	6,589
First Merchants Corp.	209,737	8,727
Heartland Financial U.S.A., Inc.	179,021	9,513
Independent Bank Corp., Massachusetts	108,442	8,507
Old National Bancorp, Indiana	270,100	4,821
Preferred Bank, Los Angeles	92,887	4,775
The Bank of NT Butterfield & Son Ltd.	47,900	1,930
Trico Bancshares	263,217	9,481
Trustmark Corp.	111,300	3,428
WesBanco, Inc.	209,500	8,401
Wintrust Financial Corp.	111,500	8,490
		138,797
Capital Markets - 2.4%
Hamilton Lane, Inc. Class A	126,200	4,844
Houlihan Lokey	95,700	3,941
INTL FCStone, Inc. (a)	48,500	2,196
Morningstar, Inc.	42,018	5,244
OM Asset Management Ltd.	251,755	2,870
PJT Partners, Inc.	80,200	3,636
Virtu Financial, Inc. Class A	146,800	3,482
		26,213
Consumer Finance - 0.2%
Navient Corp.	188,900	2,187
Diversified Financial Services - 0.7%
Acushnet Holdings Corp.	99,600	2,433
Allakos, Inc. (a)	100,028	4,836
		7,269
Insurance - 2.8%
Amerisafe, Inc.	44,000	2,864
Employers Holdings, Inc.	124,943	5,742
First American Financial Corp.	200,500	8,888
Primerica, Inc.	128,000	14,047
		31,541
Thrifts & Mortgage Finance - 1.5%
Beneficial Bancorp, Inc.	29,679	464
Essent Group Ltd. (a)	147,700	5,822
Meridian Bancorp, Inc. Maryland	38,258	606
Washington Federal, Inc.	29,354	827
WSFS Financial Corp.	216,442	9,205
		16,924

TOTAL FINANCIALS		222,931

HEALTH CARE - 15.1%
Biotechnology - 7.2%
Abeona Therapeutics, Inc. (a)	157,673	1,356
ACADIA Pharmaceuticals, Inc. (a)	112,552	2,193
Acorda Therapeutics, Inc. (a)	159,194	3,042
Agios Pharmaceuticals, Inc. (a)	48,815	3,078
AnaptysBio, Inc. (a)	43,200	3,228
Argenx SE ADR (a)	40,031	3,203
Array BioPharma, Inc. (a)	52,000	842
Ascendis Pharma A/S sponsored ADR (a)	63,906	4,109
Atara Biotherapeutics, Inc. (a)	80,100	2,737
Audentes Therapeutics, Inc. (a)	101,500	2,862
bluebird bio, Inc. (a)	22,528	2,584
Cellectis SA sponsored ADR (a)	96,200	2,443
Crinetics Pharmaceuticals, Inc. (a)(b)	135,998	3,388
CytomX Therapeutics, Inc. (a)	84,305	1,202
CytomX Therapeutics, Inc. (a)(c)	27,627	394
FibroGen, Inc. (a)	100,900	4,326
Heron Therapeutics, Inc. (a)	129,200	3,587
Insmed, Inc. (a)	155,965	2,277
Intercept Pharmaceuticals, Inc. (a)	39,803	3,821
Ionis Pharmaceuticals, Inc. (a)	54,028	2,677
Kezar Life Sciences, Inc.	155,500	3,846
La Jolla Pharmaceutical Co. (a)	131,200	2,139
Mirati Therapeutics, Inc. (a)	86,400	3,229
Neurocrine Biosciences, Inc. (a)	42,950	4,602
Protagonist Therapeutics, Inc. (a)	245,175	1,959
Sage Therapeutics, Inc. (a)	26,300	3,384
Sarepta Therapeutics, Inc. (a)	26,400	3,531
Sienna Biopharmaceuticals, Inc. (a)	23,384	216
Spark Therapeutics, Inc. (a)	53,969	2,428
TESARO, Inc. (a)(b)	58,200	1,681
		80,364
Health Care Equipment & Supplies - 3.0%
Integra LifeSciences Holdings Corp. (a)	100,312	5,374
iRhythm Technologies, Inc. (a)	101,100	7,811
Masimo Corp. (a)	65,500	7,572
Merit Medical Systems, Inc. (a)	66,300	3,787
Nanosonics Ltd. (a)	1,293,268	2,747
Steris PLC	60,200	6,580
		33,871
Health Care Providers & Services - 2.2%
G1 Therapeutics, Inc. (a)	100,200	4,009
Magellan Health Services, Inc. (a)	58,252	3,790
Molina Healthcare, Inc. (a)	61,000	7,733
National Vision Holdings, Inc.	86,500	3,584
NMC Health PLC	91,000	4,108
Wellcare Health Plans, Inc. (a)	5,700	1,573
		24,797
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	56,700	5,180
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	62,800	8,671
Pharmaceuticals - 1.4%
MyoKardia, Inc. (a)	54,530	2,887
Nektar Therapeutics (a)	56,100	2,170
Theravance Biopharma, Inc. (a)	132,478	3,215
Xeris Pharmaceuticals, Inc.	135,800	2,977
Zogenix, Inc. (a)	88,900	3,712
		14,961

TOTAL HEALTH CARE		167,844

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	111,895	3,263
Moog, Inc. Class A	124,562	8,912
Teledyne Technologies, Inc. (a)	31,251	6,915
		19,090
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	152,048	2,980
Building Products - 1.5%
Allegion PLC	34,405	2,950
Continental Building Products, Inc. (a)	114,700	3,190
Gibraltar Industries, Inc. (a)	96,900	3,454
Simpson Manufacturing Co. Ltd.	116,420	6,645
		16,239
Commercial Services & Supplies - 1.1%
Deluxe Corp.	61,280	2,893
Interface, Inc.	323,680	5,273
Tomra Systems ASA	152,144	3,772
		11,938
Construction & Engineering - 2.3%
Comfort Systems U.S.A., Inc.	159,651	8,538
EMCOR Group, Inc.	157,080	11,150
Jacobs Engineering Group, Inc.	43,710	3,282
Valmont Industries, Inc.	20,680	2,571
		25,541
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	117,000	5,935
Industrial Conglomerates - 0.9%
ITT, Inc.	196,240	9,910
Machinery - 2.2%
John Bean Technologies Corp.	62,300	6,477
Luxfer Holdings PLC sponsored	227,200	5,244
Rexnord Corp. (a)	172,900	4,635
SPX Flow, Inc. (a)	174,909	5,987
Standex International Corp.	32,985	2,676
		25,019
Professional Services - 1.1%
CBIZ, Inc. (a)	159,500	3,538
Exponent, Inc.	49,400	2,493
FTI Consulting, Inc. (a)	43,400	2,999
Insperity, Inc.	26,200	2,878
		11,908
Road & Rail - 0.3%
Landstar System, Inc.	31,525	3,155
Trading Companies & Distributors - 1.2%
Kaman Corp.	80,375	5,105
MRC Global, Inc. (a)	175,290	2,775
SiteOne Landscape Supply, Inc. (a)	42,540	2,894
Watsco, Inc.	20,435	3,028
		13,802

TOTAL INDUSTRIALS		145,517

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.8%
InterDigital, Inc.	65,789	4,668
Lumentum Holdings, Inc. (a)(b)	71,900	3,929
		8,597
Electronic Equipment & Components - 2.3%
ePlus, Inc. (a)	87,252	7,406
Fabrinet	68,500	2,967
Plexus Corp. (a)	135,400	7,907
TTM Technologies, Inc. (a)	620,084	7,255
		25,535
Internet Software & Services - 0.8%
BlackLine, Inc. (a)	43,050	1,997
CarGurus, Inc. Class A	153,300	6,810
		8,807
IT Services - 5.0%
Amdocs Ltd.	88,100	5,574
Conduent, Inc. (a)	113,700	2,172
Endava PLC ADR (a)	115,700	2,691
EPAM Systems, Inc. (a)	75,298	8,996
ExlService Holdings, Inc. (a)	139,133	8,918
Maximus, Inc.	111,900	7,270
Presidio, Inc.	130,200	1,745
Science Applications International Corp.	62,050	4,313
Virtusa Corp. (a)	120,700	5,986
WNS Holdings Ltd. sponsored ADR (a)	165,950	8,329
		55,994
Semiconductors & Semiconductor Equipment - 2.5%
Cabot Microelectronics Corp.	32,700	3,192
Entegris, Inc.	326,300	8,660
Nanometrics, Inc. (a)	188,600	6,047
Semtech Corp. (a)	222,900	10,017
		27,916
Software - 5.4%
Black Knight, Inc. (a)	54,200	2,643
CommVault Systems, Inc. (a)	118,800	6,917
Everbridge, Inc. (a)	130,000	6,608
Five9, Inc. (a)	198,200	7,801
LivePerson, Inc. (a)	285,000	6,441
Mimecast Ltd. (a)	86,300	3,008
New Relic, Inc. (a)	67,200	5,998
Paycom Software, Inc. (a)	10,250	1,283
RealPage, Inc. (a)	62,800	3,328
RingCentral, Inc. (a)	79,500	6,180
SPS Commerce, Inc. (a)	67,102	6,247
Varonis Systems, Inc. (a)	59,100	3,609
		60,063

TOTAL INFORMATION TECHNOLOGY		186,912

MATERIALS - 3.1%
Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	132,600	3,273
Chase Corp.	57,715	6,224
Innospec, Inc.	126,209	8,446
Olin Corp.	145,400	2,937
Orion Engineered Carbons SA	155,300	4,008
Trinseo SA	39,634	2,135
Tronox Ltd. Class A	67,043	768
		27,791
Construction Materials - 0.2%
nVent Electric PLC	75,900	1,853
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	113,650	1,781
Metals & Mining - 0.3%
Steel Dynamics, Inc.	90,850	3,598

TOTAL MATERIALS		35,023

Media & Entertainment - 0.9%
Entertainment - 0.2%
Cinemark Holdings, Inc.	47,550	1,977
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	72,000	5,392
The New York Times Co. Class A	117,350	3,098
		8,490

TOTAL MEDIA & ENTERTAINMENT		10,467

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Americold Realty Trust	348,450	8,624
CoreSite Realty Corp.	44,298	4,158
Corporate Office Properties Trust (SBI)	84,600	2,186
Equity Lifestyle Properties, Inc.	64,700	6,126
Four Corners Property Trust, Inc.	190,406	4,966
Rexford Industrial Realty, Inc.	289,100	9,156
Store Capital Corp.	304,115	8,828
Terreno Realty Corp.	256,200	9,590
		53,634
Software & Services - 0.5%
IT Services - 0.5%
Carbonite, Inc. (a)	58,300	1,994
MongoDB, Inc. Class A	8,000	652
Wix.com Ltd. (a)	29,350	2,857
		5,503
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	85,600	2,682
UTILITIES - 0.7%
Electric Utilities - 0.3%
El Paso Electric Co.	35,160	2,006
Vistra Energy Corp. (a)	59,250	1,341
		3,347
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	366,850	1,403
Southwest Gas Holdings, Inc.	36,250	2,801
		4,204

TOTAL UTILITIES		7,551

TOTAL COMMON STOCKS
(Cost $966,797)		1,096,407
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.3% 1/24/19
(Cost $20)	20	20
	Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.23% (d)	14,720,378	$14,723
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	14,565,092	14,567
TOTAL MONEY MARKET FUNDS
(Cost $29,290)		29,290
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $996,107)		1,125,717
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,331)
NET ASSETS - 100%		$1,115,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	43	Dec. 2018	$3,251	$(22)	$(22)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$496
Fidelity Securities Lending Cash Central Fund	164
Total	$660

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$13,149	$13,149	$--	$--
Consumer Discretionary	171,881	171,881	--	--
Consumer Staples	52,888	52,888	--	--
Energy	33,574	33,574	--	--
Financials	222,931	222,931	--	--
Health Care	167,844	167,844	--	--
Industrials	145,517	145,517	--	--
Information Technology	192,415	192,415	--	--
Materials	35,023	35,023	--	--
Real Estate	53,634	53,634	--	--
Utilities	7,551	7,551	--	--
U.S. Government and Government Agency Obligations	20	--	20	--
Money Market Funds	29,290	29,290	--	--
Total Investments in Securities:	$1,125,717	$1,125,697	$20	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(22)	$(22)	$--	$--
Total Liabilities	$(22)	$(22)	$--	$--
Total Derivative Instruments:	$(22)	$(22)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(22)
Total Equity Risk	0	(22)
Total Value of Derivatives	$0	$(22)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
United Kingdom	2.2%
Bermuda	1.5%
Ireland	1.3%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $14,617) — See accompanying schedule: Unaffiliated issuers (cost $966,817)	$1,096,427
Fidelity Central Funds (cost $29,290)	29,290
Total Investment in Securities (cost $996,107)		$1,125,717
Receivable for investments sold		3,363
Receivable for fund shares sold		5,804
Dividends receivable		161
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		2
Other receivables		67
Total assets		1,135,163
Liabilities
Payable to custodian bank	$954
Payable for investments purchased	3,077
Payable for fund shares redeemed	512
Accrued management fee	365
Distribution and service plan fees payable	12
Payable for daily variation margin on futures contracts	22
Other affiliated payables	212
Other payables and accrued expenses	61
Collateral on securities loaned	14,562
Total liabilities		19,777
Net Assets		$1,115,386
Net Assets consist of:
Paid in capital		$802,719
Total distributable earnings (loss)		312,667
Net Assets		$1,115,386
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,865 ÷ 881.3 shares)		$25.94
Maximum offering price per share (100/94.25 of $25.94)		$27.52
Class M:
Net Asset Value and redemption price per share ($4,725 ÷ 187.4 shares)		$25.21
Maximum offering price per share (100/96.50 of $25.21)		$26.12
Class C:
Net Asset Value and offering price per share ($6,474 ÷ 272.1 shares)(a)		$23.79
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,035,205 ÷ 39,067.8 shares)		$26.50
Class I:
Net Asset Value, offering price and redemption price per share ($39,998 ÷ 1,505.1 shares)		$26.57
Class Z:
Net Asset Value, offering price and redemption price per share ($6,119 ÷ 230.1 shares)		$26.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends		$13,106
Special dividends		1,458
Interest		28
Income from Fidelity Central Funds		660
Total income		15,252
Expenses
Management fee
Basic fee	$8,229
Performance adjustment	(1,946)
Transfer agent fees	2,451
Distribution and service plan fees	114
Accounting and security lending fees	445
Custodian fees and expenses	60
Independent trustees' fees and expenses	7
Registration fees	109
Audit	61
Legal	10
Interest	7
Miscellaneous	10
Total expenses before reductions	9,557
Expense reductions	(175)
Total expenses after reductions		9,382
Net investment income (loss)		5,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	219,291
Fidelity Central Funds	3
Foreign currency transactions	(1)
Futures contracts	(272)
Total net realized gain (loss)		219,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(182,905)
Fidelity Central Funds	(4)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(22)
Total change in net unrealized appreciation (depreciation)		(182,932)
Net gain (loss)		36,089
Net increase (decrease) in net assets resulting from operations		$41,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,870	$4,689
Net realized gain (loss)	219,021	159,688
Change in net unrealized appreciation (depreciation)	(182,932)	136,289
Net increase (decrease) in net assets resulting from operations	41,959	300,666
Distributions to shareholders	(151,381)	–
Distributions to shareholders from net investment income	–	(7,120)
Distributions to shareholders from net realized gain	–	(17,708)
Total distributions	(151,381)	(24,828)
Share transactions - net increase (decrease)	(351,977)	(119,619)
Redemption fees	10	78
Total increase (decrease) in net assets	(461,389)	156,297
Net Assets
Beginning of period	1,576,775	1,420,478
End of period	$1,115,386	$1,576,775
Other Information
Undistributed net investment income end of period		$820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.16	$23.48	$24.48	$25.76	$25.32
Income from Investment Operations
Net investment income (loss)A	.04B	–C	.05	.06	.01
Net realized and unrealized gain (loss)	.43	5.05	.52	.96	1.68
Total from investment operations	.47	5.05	.57	1.02	1.69
Distributions from net investment income	(.03)	(.07)	(.05)	(.03)	–C
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.25)
Total distributions	(2.69)D	(.37)	(1.57)	(2.30)	(1.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$25.94	$28.16	$23.48	$24.48	$25.76
Total ReturnE,F	1.73%	21.62%	2.30%	4.19%	6.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%	1.05%	1.16%	1.01%	.99%
Expenses net of fee waivers, if any	.97%	1.04%	1.16%	1.01%	.99%
Expenses net of all reductions	.95%	1.04%	1.15%	1.00%	.99%
Net investment income (loss)	.14%B	.02%	.22%	.24%	.06%
Supplemental Data
Net assets, end of period (in millions)	$23	$14	$12	$11	$10
Portfolio turnover rateI	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.69 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.651 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$22.95	$24.00	$25.30	$24.97
Income from Investment Operations
Net investment income (loss)A	(.06)B	(.08)	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	.43	4.92	.50	.97	1.65
Total from investment operations	.37	4.84	.47	.94	1.58
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.24)	(1.25)
Total distributions	(2.65)	(.30)	(1.52)	(2.24)	(1.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$25.21	$27.49	$22.95	$24.00	$25.30
Total ReturnD,E	1.40%	21.20%	1.89%	3.90%	6.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%	1.39%	1.51%	1.35%	1.32%
Expenses net of fee waivers, if any	1.33%	1.39%	1.51%	1.35%	1.32%
Expenses net of all reductions	1.32%	1.39%	1.50%	1.34%	1.31%
Net investment income (loss)	(.22)%B	(.33)%	(.13)%	(.10)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$5	$3	$3	$3	$3
Portfolio turnover rateH	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.32) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.20	$21.99	$23.16	$24.49	$24.32
Income from Investment Operations
Net investment income (loss)A	(.17)B	(.20)	(.13)	(.14)	(.18)
Net realized and unrealized gain (loss)	.41	4.71	.48	.93	1.60
Total from investment operations	.24	4.51	.35	.79	1.42
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.12)	(1.25)
Total distributions	(2.65)	(.30)	(1.52)	(2.12)	(1.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$23.79	$26.20	$21.99	$23.16	$24.49
Total ReturnD,E	.94%	20.62%	1.41%	3.36%	5.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%	1.87%	1.98%	1.84%	1.79%
Expenses net of fee waivers, if any	1.79%	1.87%	1.98%	1.84%	1.79%
Expenses net of all reductions	1.78%	1.86%	1.97%	1.83%	1.79%
Net investment income (loss)	(.68)%B	(.81)%	(.60)%	(.59)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$6	$5	$3	$4	$4
Portfolio turnover rateH	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.71	$23.91	$24.89	$26.15	$25.64
Income from Investment Operations
Net investment income (loss)A	.12B	.08	.11	.12	.08
Net realized and unrealized gain (loss)	.43	5.15	.54	.98	1.70
Total from investment operations	.55	5.23	.65	1.10	1.78
Distributions from net investment income	(.11)	(.12)	(.11)	(.09)	(.01)C
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)C
Total distributions	(2.76)	(.43)D	(1.63)	(2.36)	(1.27)
Redemption fees added to paid in capitalA,E	–	–	–	–	–
Net asset value, end of period	$26.50	$28.71	$23.91	$24.89	$26.15
Total ReturnF	2.04%	22.00%	2.57%	4.46%	7.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%	.75%	.89%	.77%	.73%
Expenses net of fee waivers, if any	.68%	.75%	.89%	.77%	.73%
Expenses net of all reductions	.67%	.74%	.88%	.76%	.72%
Net investment income (loss)	.43%B	.31%	.49%	.48%	.32%
Supplemental Data
Net assets, end of period (in millions)	$1,035	$1,511	$1,359	$1,372	$1,406
Portfolio turnover rateI	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.78	$23.97	$24.96	$26.21	$25.69
Income from Investment Operations
Net investment income (loss)A	.12B	.08	.12	.13	.09
Net realized and unrealized gain (loss)	.43	5.15	.53	.99	1.70
Total from investment operations	.55	5.23	.65	1.12	1.79
Distributions from net investment income	(.11)	(.12)	(.12)	(.10)	(.01)C
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)C
Total distributions	(2.76)	(.42)	(1.64)	(2.37)	(1.27)
Redemption fees added to paid in capitalA,D	–	–	–	–	–
Net asset value, end of period	$26.57	$28.78	$23.97	$24.96	$26.21
Total ReturnE	2.02%	21.97%	2.55%	4.52%	7.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.75%	.87%	.74%	.70%
Expenses net of fee waivers, if any	.69%	.75%	.87%	.73%	.70%
Expenses net of all reductions	.68%	.75%	.87%	.73%	.70%
Net investment income (loss)	.42%B	.31%	.50%	.51%	.35%
Supplemental Data
Net assets, end of period (in millions)	$40	$43	$43	$46	$51
Portfolio turnover rateH	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .31%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	.16C	.07
Net realized and unrealized gain (loss)	.43	2.38
Total from investment operations	.59	2.45
Distributions from net investment income	(.16)	–
Distributions from net realized gain	(2.65)	–
Total distributions	(2.81)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$26.59	$28.81
Total ReturnE,F	2.17%	9.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.55%	.62%I
Expenses net of fee waivers, if any	.55%	.61%I
Expenses net of all reductions	.54%	.61%I
Net investment income (loss)	.56%C	.34%I
Supplemental Data
Net assets, end of period (in millions)	$6	$1
Portfolio turnover rateJ	68%	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$194,041
Gross unrealized depreciation	(66,561)
Net unrealized appreciation (depreciation)	$127,480
Tax Cost	$998,237

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,858
Undistributed long-term capital gain	$172,330
Net unrealized appreciation (depreciation) on securities and other investments	$127,480

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$6,116	$ 7,120
Long-term Capital Gains	145,265	17,708
Total	$151,381	$ 24,828

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $920,778 and $1,408,617, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$44	$3
Class M	.25%	.25%	18	–(a)
Class C	.75%	.25%	52	8
			$114	$11

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	3
Class C(a)	–
$29

 (a) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$38.21
Class M	11.33
Class C	15.29
Stock Selector Small Cap	2,298.17
Class I	88.19
Class Z	1.05
	$2,451

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,138	1.94%	$7

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $164, including $18 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $159 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Class A	$1,345	$–
Class M	291	–
Class C	453	–
Stock Selector Small Cap	145,099	–
Class I	4,133	–
Class Z	60	–
Total	$151,381	$–
From net investment income
Class A	$–	$34
Stock Selector Small Cap	–	6,885
Class I	–	201
Total	$–	$7,120
From net realized gain
Class A	$–	$156
Class M	–	34
Class C	–	55
Stock Selector Small Cap	–	16,959
Class I	–	504
Total	$–	$17,708

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017(a)	Year ended October 31, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	397	118	$11,141	$3,090
Reinvestment of distributions	52	7	1,339	186
Shares redeemed	(67)	(125)	(1,821)	(3,277)
Net increase (decrease)	382	–	$10,659	$(1)
Class M
Shares sold	91	46	$2,508	$1,150
Reinvestment of distributions	11	1	281	33
Shares redeemed	(30)	(47)	(799)	(1,187)
Net increase (decrease)	72	–	$1,990	$(4)
Class C
Shares sold	129	80	$3,346	$1,940
Reinvestment of distributions	19	2	447	53
Shares redeemed	(51)	(65)	(1,291)	(1,593)
Net increase (decrease)	97	17	$2,502	$400
Stock Selector Small Cap
Shares sold	22,058	6,895	$600,957	$183,697
Reinvestment of distributions	5,410	876	141,745	23,306
Shares redeemed	(41,044)	(11,988)	(1,115,801)	(319,370)
Net increase (decrease)	(13,576)	(4,217)	$(373,099)	$(112,367)
Class I
Shares sold	842	214	$24,053	$5,746
Reinvestment of distributions	157	26	4,120	702
Shares redeemed	(990)	(549)	(28,242)	(14,715)
Net increase (decrease)	9	(309)	$(69)	$(8,267)
Class Z
Shares sold	219	26	$6,401	$706
Reinvestment of distributions	2	–	51	–
Shares redeemed	(14)	(3)	(412)	(86)
Net increase (decrease)	207	23	$6,040	$620

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the "Fund"), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Class A	.94%
Actual		$1,000.00	$985.90	$4.71
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Class M	1.29%
Actual		$1,000.00	$984.40	$6.45
Hypothetical-C		$1,000.00	$1,018.70	$6.56
Class C	1.74%
Actual		$1,000.00	$982.20	$8.69
Hypothetical-C		$1,000.00	$1,016.43	$8.84
Stock Selector Small Cap	.60%
Actual		$1,000.00	$987.70	$3.01
Hypothetical-C		$1,000.00	$1,022.18	$3.06
Class I	.65%
Actual		$1,000.00	$987.40	$3.26
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class Z	.55%
Actual		$1,000.00	$988.10	$2.76
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Stock Selector Small Cap Fund
Class A	12/10/18	12/07/18	$0.011	$4.418
Class M	12/10/18	12/07/18	$0.000	$4.369
Class C	12/10/18	12/07/18	$0.000	$4.264
Class I	12/10/18	12/07/18	$0.058	$4.418
Class Z	12/10/18	12/07/18	$0.102	$4.418
Stock Selector Small Cap	12/10/18	12/07/18	$0.055	$4.418

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $172,329,595, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class I, Class Z, and Stock Selector Small Cap designate 100% of the dividends distributed in December 2017, during the fiscal year, as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class I, Class Z, and Stock Selector Small Cap designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Stock Selector Small Cap Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

ASCS-ANN-1218
1.843151.111

Fidelity® Stock Selector Small Cap Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Stock Selector Small Cap Fund	2.04%	7.39%	12.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector Small Cap Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$32,926	Fidelity® Stock Selector Small Cap Fund
$32,286	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Lead Portfolio Manager Morgen Peck:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) gained roughly 1% to 2%, compared with the 1.85% advance of the benchmark Russell 2000® Index. The past 12 months, the small-cap market experienced an uptick in volatility and weathered two notable pullbacks, in February and October. The fund's performance versus the benchmark was primarily driven by stock selection, especially within the information technology sector, followed by consumer discretionary and energy. The biggest individual contributor was a position in RingCentral, a provider of cloud-based communications and collaborative software solutions. The company continued to execute well, gaining market share with its lower-maintenance enterprise and software solutions for small- to mid-size businesses. We trimmed this position to take profits, and RingCentral was removed from the fund's benchmark in June. Elsewhere, the fund's stake in Ollie's Bargain Outlet Holdings also helped, gaining roughly 108%. As one of the country's largest retailers of closeout merchandise, Ollie's continued to expand its stores and relationships with quality brands. On October 31, Ollie's was among the fund's largest holdings. Conversely, stock selection in health care hurt most versus the benchmark. This included an out-of-benchmark stake in pharmaceutical firm Tesaro, the fund's biggest individual detractor. Competitors marketed their ovarian cancer drugs better than Tesaro, which weighed on the company's shares.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 31, 2018, Morgen Peck assumed lead management responsibilities, succeeding Rich Thompson. Effective August 31, 2018, Jennifer Fo Cardillo is no longer a co-manager on the fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Primerica, Inc.	1.3
Steven Madden Ltd.	1.0
EMCOR Group, Inc.	1.0
Ollie's Bargain Outlet Holdings, Inc.	0.9
Semtech Corp.	0.9
ITT, Inc.	0.9
BancFirst Corp.	0.9
Deckers Outdoor Corp.	0.9
Terreno Realty Corp.	0.9
Heartland Financial U.S.A., Inc.	0.8
9.5

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	20.0
Information Technology	16.8
Consumer Discretionary	15.4
Health Care	15.1
Industrials	13.1

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.1%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.0%
Fox Factory Holding Corp. (a)	109,200	$5,867
Standard Motor Products, Inc.	101,502	5,492
		11,359
Diversified Consumer Services - 0.8%
Frontdoor, Inc. (a)	67,600	2,302
Laureate Education, Inc. Class A (a)	220,400	3,282
Weight Watchers International, Inc. (a)	58,600	3,873
		9,457
Hotels, Restaurants & Leisure - 3.6%
Bluegreen Vacations Corp. (b)	283,315	3,711
Churchill Downs, Inc.	16,600	4,144
Eldorado Resorts, Inc. (a)	96,303	3,515
Marriott Vacations Worldwide Corp.	94,900	8,398
Planet Fitness, Inc. (a)	77,200	3,790
PlayAGS, Inc. (a)	115,837	2,809
Texas Roadhouse, Inc. Class A	154,200	9,323
Wendy's Co.	160,200	2,762
YETI Holdings, Inc.	115,500	1,840
		40,292
Household Durables - 2.6%
Cavco Industries, Inc. (a)	46,700	9,368
Helen of Troy Ltd. (a)	33,800	4,195
Taylor Morrison Home Corp. (a)	127,500	2,109
TopBuild Corp. (a)	131,200	5,985
TRI Pointe Homes, Inc. (a)	596,940	7,104
		28,761
Leisure Products - 0.9%
Brunswick Corp.	92,296	4,798
Johnson Outdoors, Inc. Class A	66,135	4,981
		9,779
Multiline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	108,500	10,080
Specialty Retail - 3.0%
Burlington Stores, Inc. (a)	43,400	7,443
Monro, Inc.	105,000	7,812
Murphy U.S.A., Inc. (a)	94,700	7,636
The Children's Place Retail Stores, Inc.	53,500	7,993
Williams-Sonoma, Inc. (b)	40,400	2,399
		33,283
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	76,300	9,703
Steven Madden Ltd.	364,388	11,394
Wolverine World Wide, Inc.	221,000	7,773
		28,870

TOTAL CONSUMER DISCRETIONARY		171,881

CONSUMER STAPLES - 4.7%
Beverages - 0.5%
Cott Corp.	229,050	3,445
Fever-Tree Drinks PLC	67,473	2,398
		5,843
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc.	373,100	8,264
Casey's General Stores, Inc.	35,200	4,439
Performance Food Group Co. (a)	324,375	9,511
		22,214
Food Products - 1.1%
Ingredion, Inc.	33,500	3,390
Lamb Weston Holdings, Inc.	28,000	2,188
Nomad Foods Ltd. (a)	195,500	3,734
Post Holdings, Inc. (a)	29,400	2,600
		11,912
Household Products - 0.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	224,900	6,668
Energizer Holdings, Inc.	39,400	2,316
		8,984
Personal Products - 0.3%
Inter Parfums, Inc.	66,700	3,935

TOTAL CONSUMER STAPLES		52,888

ENERGY - 3.0%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (b)	403,918	7,666
Oil, Gas & Consumable Fuels - 2.3%
Delek U.S. Holdings, Inc.	205,500	7,546
Energen Corp. (a)	35,400	2,548
PDC Energy, Inc. (a)	81,750	3,470
Southwestern Energy Co. (a)	773,800	4,132
Viper Energy Partners LP	101,609	3,654
WPX Energy, Inc. (a)	284,145	4,558
		25,908

TOTAL ENERGY		33,574

FINANCIALS - 20.0%
Banks - 12.4%
Associated Banc-Corp.	314,323	7,286
BancFirst Corp.	172,356	9,890
Banner Corp.	148,629	8,594
Boston Private Financial Holdings, Inc.	79,308	1,071
City Holding Co.	119,400	8,809
Columbia Banking Systems, Inc.	139,250	5,165
Cullen/Frost Bankers, Inc.	96,400	9,439
CVB Financial Corp.	203,250	4,441
First Citizen Bancshares, Inc.	11,100	4,736
First Hawaiian, Inc.	189,846	4,704
First Interstate Bancsystem, Inc.	158,917	6,589
First Merchants Corp.	209,737	8,727
Heartland Financial U.S.A., Inc.	179,021	9,513
Independent Bank Corp., Massachusetts	108,442	8,507
Old National Bancorp, Indiana	270,100	4,821
Preferred Bank, Los Angeles	92,887	4,775
The Bank of NT Butterfield & Son Ltd.	47,900	1,930
Trico Bancshares	263,217	9,481
Trustmark Corp.	111,300	3,428
WesBanco, Inc.	209,500	8,401
Wintrust Financial Corp.	111,500	8,490
		138,797
Capital Markets - 2.4%
Hamilton Lane, Inc. Class A	126,200	4,844
Houlihan Lokey	95,700	3,941
INTL FCStone, Inc. (a)	48,500	2,196
Morningstar, Inc.	42,018	5,244
OM Asset Management Ltd.	251,755	2,870
PJT Partners, Inc.	80,200	3,636
Virtu Financial, Inc. Class A	146,800	3,482
		26,213
Consumer Finance - 0.2%
Navient Corp.	188,900	2,187
Diversified Financial Services - 0.7%
Acushnet Holdings Corp.	99,600	2,433
Allakos, Inc. (a)	100,028	4,836
		7,269
Insurance - 2.8%
Amerisafe, Inc.	44,000	2,864
Employers Holdings, Inc.	124,943	5,742
First American Financial Corp.	200,500	8,888
Primerica, Inc.	128,000	14,047
		31,541
Thrifts & Mortgage Finance - 1.5%
Beneficial Bancorp, Inc.	29,679	464
Essent Group Ltd. (a)	147,700	5,822
Meridian Bancorp, Inc. Maryland	38,258	606
Washington Federal, Inc.	29,354	827
WSFS Financial Corp.	216,442	9,205
		16,924

TOTAL FINANCIALS		222,931

HEALTH CARE - 15.1%
Biotechnology - 7.2%
Abeona Therapeutics, Inc. (a)	157,673	1,356
ACADIA Pharmaceuticals, Inc. (a)	112,552	2,193
Acorda Therapeutics, Inc. (a)	159,194	3,042
Agios Pharmaceuticals, Inc. (a)	48,815	3,078
AnaptysBio, Inc. (a)	43,200	3,228
Argenx SE ADR (a)	40,031	3,203
Array BioPharma, Inc. (a)	52,000	842
Ascendis Pharma A/S sponsored ADR (a)	63,906	4,109
Atara Biotherapeutics, Inc. (a)	80,100	2,737
Audentes Therapeutics, Inc. (a)	101,500	2,862
bluebird bio, Inc. (a)	22,528	2,584
Cellectis SA sponsored ADR (a)	96,200	2,443
Crinetics Pharmaceuticals, Inc. (a)(b)	135,998	3,388
CytomX Therapeutics, Inc. (a)	84,305	1,202
CytomX Therapeutics, Inc. (a)(c)	27,627	394
FibroGen, Inc. (a)	100,900	4,326
Heron Therapeutics, Inc. (a)	129,200	3,587
Insmed, Inc. (a)	155,965	2,277
Intercept Pharmaceuticals, Inc. (a)	39,803	3,821
Ionis Pharmaceuticals, Inc. (a)	54,028	2,677
Kezar Life Sciences, Inc.	155,500	3,846
La Jolla Pharmaceutical Co. (a)	131,200	2,139
Mirati Therapeutics, Inc. (a)	86,400	3,229
Neurocrine Biosciences, Inc. (a)	42,950	4,602
Protagonist Therapeutics, Inc. (a)	245,175	1,959
Sage Therapeutics, Inc. (a)	26,300	3,384
Sarepta Therapeutics, Inc. (a)	26,400	3,531
Sienna Biopharmaceuticals, Inc. (a)	23,384	216
Spark Therapeutics, Inc. (a)	53,969	2,428
TESARO, Inc. (a)(b)	58,200	1,681
		80,364
Health Care Equipment & Supplies - 3.0%
Integra LifeSciences Holdings Corp. (a)	100,312	5,374
iRhythm Technologies, Inc. (a)	101,100	7,811
Masimo Corp. (a)	65,500	7,572
Merit Medical Systems, Inc. (a)	66,300	3,787
Nanosonics Ltd. (a)	1,293,268	2,747
Steris PLC	60,200	6,580
		33,871
Health Care Providers & Services - 2.2%
G1 Therapeutics, Inc. (a)	100,200	4,009
Magellan Health Services, Inc. (a)	58,252	3,790
Molina Healthcare, Inc. (a)	61,000	7,733
National Vision Holdings, Inc.	86,500	3,584
NMC Health PLC	91,000	4,108
Wellcare Health Plans, Inc. (a)	5,700	1,573
		24,797
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	56,700	5,180
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	62,800	8,671
Pharmaceuticals - 1.4%
MyoKardia, Inc. (a)	54,530	2,887
Nektar Therapeutics (a)	56,100	2,170
Theravance Biopharma, Inc. (a)	132,478	3,215
Xeris Pharmaceuticals, Inc.	135,800	2,977
Zogenix, Inc. (a)	88,900	3,712
		14,961

TOTAL HEALTH CARE		167,844

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	111,895	3,263
Moog, Inc. Class A	124,562	8,912
Teledyne Technologies, Inc. (a)	31,251	6,915
		19,090
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	152,048	2,980
Building Products - 1.5%
Allegion PLC	34,405	2,950
Continental Building Products, Inc. (a)	114,700	3,190
Gibraltar Industries, Inc. (a)	96,900	3,454
Simpson Manufacturing Co. Ltd.	116,420	6,645
		16,239
Commercial Services & Supplies - 1.1%
Deluxe Corp.	61,280	2,893
Interface, Inc.	323,680	5,273
Tomra Systems ASA	152,144	3,772
		11,938
Construction & Engineering - 2.3%
Comfort Systems U.S.A., Inc.	159,651	8,538
EMCOR Group, Inc.	157,080	11,150
Jacobs Engineering Group, Inc.	43,710	3,282
Valmont Industries, Inc.	20,680	2,571
		25,541
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	117,000	5,935
Industrial Conglomerates - 0.9%
ITT, Inc.	196,240	9,910
Machinery - 2.2%
John Bean Technologies Corp.	62,300	6,477
Luxfer Holdings PLC sponsored	227,200	5,244
Rexnord Corp. (a)	172,900	4,635
SPX Flow, Inc. (a)	174,909	5,987
Standex International Corp.	32,985	2,676
		25,019
Professional Services - 1.1%
CBIZ, Inc. (a)	159,500	3,538
Exponent, Inc.	49,400	2,493
FTI Consulting, Inc. (a)	43,400	2,999
Insperity, Inc.	26,200	2,878
		11,908
Road & Rail - 0.3%
Landstar System, Inc.	31,525	3,155
Trading Companies & Distributors - 1.2%
Kaman Corp.	80,375	5,105
MRC Global, Inc. (a)	175,290	2,775
SiteOne Landscape Supply, Inc. (a)	42,540	2,894
Watsco, Inc.	20,435	3,028
		13,802

TOTAL INDUSTRIALS		145,517

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.8%
InterDigital, Inc.	65,789	4,668
Lumentum Holdings, Inc. (a)(b)	71,900	3,929
		8,597
Electronic Equipment & Components - 2.3%
ePlus, Inc. (a)	87,252	7,406
Fabrinet	68,500	2,967
Plexus Corp. (a)	135,400	7,907
TTM Technologies, Inc. (a)	620,084	7,255
		25,535
Internet Software & Services - 0.8%
BlackLine, Inc. (a)	43,050	1,997
CarGurus, Inc. Class A	153,300	6,810
		8,807
IT Services - 5.0%
Amdocs Ltd.	88,100	5,574
Conduent, Inc. (a)	113,700	2,172
Endava PLC ADR (a)	115,700	2,691
EPAM Systems, Inc. (a)	75,298	8,996
ExlService Holdings, Inc. (a)	139,133	8,918
Maximus, Inc.	111,900	7,270
Presidio, Inc.	130,200	1,745
Science Applications International Corp.	62,050	4,313
Virtusa Corp. (a)	120,700	5,986
WNS Holdings Ltd. sponsored ADR (a)	165,950	8,329
		55,994
Semiconductors & Semiconductor Equipment - 2.5%
Cabot Microelectronics Corp.	32,700	3,192
Entegris, Inc.	326,300	8,660
Nanometrics, Inc. (a)	188,600	6,047
Semtech Corp. (a)	222,900	10,017
		27,916
Software - 5.4%
Black Knight, Inc. (a)	54,200	2,643
CommVault Systems, Inc. (a)	118,800	6,917
Everbridge, Inc. (a)	130,000	6,608
Five9, Inc. (a)	198,200	7,801
LivePerson, Inc. (a)	285,000	6,441
Mimecast Ltd. (a)	86,300	3,008
New Relic, Inc. (a)	67,200	5,998
Paycom Software, Inc. (a)	10,250	1,283
RealPage, Inc. (a)	62,800	3,328
RingCentral, Inc. (a)	79,500	6,180
SPS Commerce, Inc. (a)	67,102	6,247
Varonis Systems, Inc. (a)	59,100	3,609
		60,063

TOTAL INFORMATION TECHNOLOGY		186,912

MATERIALS - 3.1%
Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	132,600	3,273
Chase Corp.	57,715	6,224
Innospec, Inc.	126,209	8,446
Olin Corp.	145,400	2,937
Orion Engineered Carbons SA	155,300	4,008
Trinseo SA	39,634	2,135
Tronox Ltd. Class A	67,043	768
		27,791
Construction Materials - 0.2%
nVent Electric PLC	75,900	1,853
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	113,650	1,781
Metals & Mining - 0.3%
Steel Dynamics, Inc.	90,850	3,598

TOTAL MATERIALS		35,023

Media & Entertainment - 0.9%
Entertainment - 0.2%
Cinemark Holdings, Inc.	47,550	1,977
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	72,000	5,392
The New York Times Co. Class A	117,350	3,098
		8,490

TOTAL MEDIA & ENTERTAINMENT		10,467

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Americold Realty Trust	348,450	8,624
CoreSite Realty Corp.	44,298	4,158
Corporate Office Properties Trust (SBI)	84,600	2,186
Equity Lifestyle Properties, Inc.	64,700	6,126
Four Corners Property Trust, Inc.	190,406	4,966
Rexford Industrial Realty, Inc.	289,100	9,156
Store Capital Corp.	304,115	8,828
Terreno Realty Corp.	256,200	9,590
		53,634
Software & Services - 0.5%
IT Services - 0.5%
Carbonite, Inc. (a)	58,300	1,994
MongoDB, Inc. Class A	8,000	652
Wix.com Ltd. (a)	29,350	2,857
		5,503
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	85,600	2,682
UTILITIES - 0.7%
Electric Utilities - 0.3%
El Paso Electric Co.	35,160	2,006
Vistra Energy Corp. (a)	59,250	1,341
		3,347
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	366,850	1,403
Southwest Gas Holdings, Inc.	36,250	2,801
		4,204

TOTAL UTILITIES		7,551

TOTAL COMMON STOCKS
(Cost $966,797)		1,096,407
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.3% 1/24/19
(Cost $20)	20	20
	Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.23% (d)	14,720,378	$14,723
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	14,565,092	14,567
TOTAL MONEY MARKET FUNDS
(Cost $29,290)		29,290
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $996,107)		1,125,717
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,331)
NET ASSETS - 100%		$1,115,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	43	Dec. 2018	$3,251	$(22)	$(22)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$496
Fidelity Securities Lending Cash Central Fund	164
Total	$660

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$13,149	$13,149	$--	$--
Consumer Discretionary	171,881	171,881	--	--
Consumer Staples	52,888	52,888	--	--
Energy	33,574	33,574	--	--
Financials	222,931	222,931	--	--
Health Care	167,844	167,844	--	--
Industrials	145,517	145,517	--	--
Information Technology	192,415	192,415	--	--
Materials	35,023	35,023	--	--
Real Estate	53,634	53,634	--	--
Utilities	7,551	7,551	--	--
U.S. Government and Government Agency Obligations	20	--	20	--
Money Market Funds	29,290	29,290	--	--
Total Investments in Securities:	$1,125,717	$1,125,697	$20	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(22)	$(22)	$--	$--
Total Liabilities	$(22)	$(22)	$--	$--
Total Derivative Instruments:	$(22)	$(22)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(22)
Total Equity Risk	0	(22)
Total Value of Derivatives	$0	$(22)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
United Kingdom	2.2%
Bermuda	1.5%
Ireland	1.3%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $14,617) — See accompanying schedule: Unaffiliated issuers (cost $966,817)	$1,096,427
Fidelity Central Funds (cost $29,290)	29,290
Total Investment in Securities (cost $996,107)		$1,125,717
Receivable for investments sold		3,363
Receivable for fund shares sold		5,804
Dividends receivable		161
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		2
Other receivables		67
Total assets		1,135,163
Liabilities
Payable to custodian bank	$954
Payable for investments purchased	3,077
Payable for fund shares redeemed	512
Accrued management fee	365
Distribution and service plan fees payable	12
Payable for daily variation margin on futures contracts	22
Other affiliated payables	212
Other payables and accrued expenses	61
Collateral on securities loaned	14,562
Total liabilities		19,777
Net Assets		$1,115,386
Net Assets consist of:
Paid in capital		$802,719
Total distributable earnings (loss)		312,667
Net Assets		$1,115,386
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,865 ÷ 881.3 shares)		$25.94
Maximum offering price per share (100/94.25 of $25.94)		$27.52
Class M:
Net Asset Value and redemption price per share ($4,725 ÷ 187.4 shares)		$25.21
Maximum offering price per share (100/96.50 of $25.21)		$26.12
Class C:
Net Asset Value and offering price per share ($6,474 ÷ 272.1 shares)(a)		$23.79
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,035,205 ÷ 39,067.8 shares)		$26.50
Class I:
Net Asset Value, offering price and redemption price per share ($39,998 ÷ 1,505.1 shares)		$26.57
Class Z:
Net Asset Value, offering price and redemption price per share ($6,119 ÷ 230.1 shares)		$26.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Dividends		$13,106
Special dividends		1,458
Interest		28
Income from Fidelity Central Funds		660
Total income		15,252
Expenses
Management fee
Basic fee	$8,229
Performance adjustment	(1,946)
Transfer agent fees	2,451
Distribution and service plan fees	114
Accounting and security lending fees	445
Custodian fees and expenses	60
Independent trustees' fees and expenses	7
Registration fees	109
Audit	61
Legal	10
Interest	7
Miscellaneous	10
Total expenses before reductions	9,557
Expense reductions	(175)
Total expenses after reductions		9,382
Net investment income (loss)		5,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	219,291
Fidelity Central Funds	3
Foreign currency transactions	(1)
Futures contracts	(272)
Total net realized gain (loss)		219,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(182,905)
Fidelity Central Funds	(4)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(22)
Total change in net unrealized appreciation (depreciation)		(182,932)
Net gain (loss)		36,089
Net increase (decrease) in net assets resulting from operations		$41,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,870	$4,689
Net realized gain (loss)	219,021	159,688
Change in net unrealized appreciation (depreciation)	(182,932)	136,289
Net increase (decrease) in net assets resulting from operations	41,959	300,666
Distributions to shareholders	(151,381)	–
Distributions to shareholders from net investment income	–	(7,120)
Distributions to shareholders from net realized gain	–	(17,708)
Total distributions	(151,381)	(24,828)
Share transactions - net increase (decrease)	(351,977)	(119,619)
Redemption fees	10	78
Total increase (decrease) in net assets	(461,389)	156,297
Net Assets
Beginning of period	1,576,775	1,420,478
End of period	$1,115,386	$1,576,775
Other Information
Undistributed net investment income end of period		$820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.16	$23.48	$24.48	$25.76	$25.32
Income from Investment Operations
Net investment income (loss)A	.04B	–C	.05	.06	.01
Net realized and unrealized gain (loss)	.43	5.05	.52	.96	1.68
Total from investment operations	.47	5.05	.57	1.02	1.69
Distributions from net investment income	(.03)	(.07)	(.05)	(.03)	–C
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.25)
Total distributions	(2.69)D	(.37)	(1.57)	(2.30)	(1.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$25.94	$28.16	$23.48	$24.48	$25.76
Total ReturnE,F	1.73%	21.62%	2.30%	4.19%	6.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%	1.05%	1.16%	1.01%	.99%
Expenses net of fee waivers, if any	.97%	1.04%	1.16%	1.01%	.99%
Expenses net of all reductions	.95%	1.04%	1.15%	1.00%	.99%
Net investment income (loss)	.14%B	.02%	.22%	.24%	.06%
Supplemental Data
Net assets, end of period (in millions)	$23	$14	$12	$11	$10
Portfolio turnover rateI	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.69 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.651 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$22.95	$24.00	$25.30	$24.97
Income from Investment Operations
Net investment income (loss)A	(.06)B	(.08)	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	.43	4.92	.50	.97	1.65
Total from investment operations	.37	4.84	.47	.94	1.58
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.24)	(1.25)
Total distributions	(2.65)	(.30)	(1.52)	(2.24)	(1.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$25.21	$27.49	$22.95	$24.00	$25.30
Total ReturnD,E	1.40%	21.20%	1.89%	3.90%	6.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%	1.39%	1.51%	1.35%	1.32%
Expenses net of fee waivers, if any	1.33%	1.39%	1.51%	1.35%	1.32%
Expenses net of all reductions	1.32%	1.39%	1.50%	1.34%	1.31%
Net investment income (loss)	(.22)%B	(.33)%	(.13)%	(.10)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$5	$3	$3	$3	$3
Portfolio turnover rateH	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.32) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.20	$21.99	$23.16	$24.49	$24.32
Income from Investment Operations
Net investment income (loss)A	(.17)B	(.20)	(.13)	(.14)	(.18)
Net realized and unrealized gain (loss)	.41	4.71	.48	.93	1.60
Total from investment operations	.24	4.51	.35	.79	1.42
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.12)	(1.25)
Total distributions	(2.65)	(.30)	(1.52)	(2.12)	(1.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$23.79	$26.20	$21.99	$23.16	$24.49
Total ReturnD,E	.94%	20.62%	1.41%	3.36%	5.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%	1.87%	1.98%	1.84%	1.79%
Expenses net of fee waivers, if any	1.79%	1.87%	1.98%	1.84%	1.79%
Expenses net of all reductions	1.78%	1.86%	1.97%	1.83%	1.79%
Net investment income (loss)	(.68)%B	(.81)%	(.60)%	(.59)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$6	$5	$3	$4	$4
Portfolio turnover rateH	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.71	$23.91	$24.89	$26.15	$25.64
Income from Investment Operations
Net investment income (loss)A	.12B	.08	.11	.12	.08
Net realized and unrealized gain (loss)	.43	5.15	.54	.98	1.70
Total from investment operations	.55	5.23	.65	1.10	1.78
Distributions from net investment income	(.11)	(.12)	(.11)	(.09)	(.01)C
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)C
Total distributions	(2.76)	(.43)D	(1.63)	(2.36)	(1.27)
Redemption fees added to paid in capitalA,E	–	–	–	–	–
Net asset value, end of period	$26.50	$28.71	$23.91	$24.89	$26.15
Total ReturnF	2.04%	22.00%	2.57%	4.46%	7.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%	.75%	.89%	.77%	.73%
Expenses net of fee waivers, if any	.68%	.75%	.89%	.77%	.73%
Expenses net of all reductions	.67%	.74%	.88%	.76%	.72%
Net investment income (loss)	.43%B	.31%	.49%	.48%	.32%
Supplemental Data
Net assets, end of period (in millions)	$1,035	$1,511	$1,359	$1,372	$1,406
Portfolio turnover rateI	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.78	$23.97	$24.96	$26.21	$25.69
Income from Investment Operations
Net investment income (loss)A	.12B	.08	.12	.13	.09
Net realized and unrealized gain (loss)	.43	5.15	.53	.99	1.70
Total from investment operations	.55	5.23	.65	1.12	1.79
Distributions from net investment income	(.11)	(.12)	(.12)	(.10)	(.01)C
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)C
Total distributions	(2.76)	(.42)	(1.64)	(2.37)	(1.27)
Redemption fees added to paid in capitalA,D	–	–	–	–	–
Net asset value, end of period	$26.57	$28.78	$23.97	$24.96	$26.21
Total ReturnE	2.02%	21.97%	2.55%	4.52%	7.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.75%	.87%	.74%	.70%
Expenses net of fee waivers, if any	.69%	.75%	.87%	.73%	.70%
Expenses net of all reductions	.68%	.75%	.87%	.73%	.70%
Net investment income (loss)	.42%B	.31%	.50%	.51%	.35%
Supplemental Data
Net assets, end of period (in millions)	$40	$43	$43	$46	$51
Portfolio turnover rateH	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .31%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	.16C	.07
Net realized and unrealized gain (loss)	.43	2.38
Total from investment operations	.59	2.45
Distributions from net investment income	(.16)	–
Distributions from net realized gain	(2.65)	–
Total distributions	(2.81)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$26.59	$28.81
Total ReturnE,F	2.17%	9.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.55%	.62%I
Expenses net of fee waivers, if any	.55%	.61%I
Expenses net of all reductions	.54%	.61%I
Net investment income (loss)	.56%C	.34%I
Supplemental Data
Net assets, end of period (in millions)	$6	$1
Portfolio turnover rateJ	68%	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$194,041
Gross unrealized depreciation	(66,561)
Net unrealized appreciation (depreciation)	$127,480
Tax Cost	$998,237

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,858
Undistributed long-term capital gain	$172,330
Net unrealized appreciation (depreciation) on securities and other investments	$127,480

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$6,116	$ 7,120
Long-term Capital Gains	145,265	17,708
Total	$151,381	$ 24,828

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $920,778 and $1,408,617, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$44	$3
Class M	.25%	.25%	18	–(a)
Class C	.75%	.25%	52	8
			$114	$11

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	3
Class C(a)	–
$29

 (a) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$38.21
Class M	11.33
Class C	15.29
Stock Selector Small Cap	2,298.17
Class I	88.19
Class Z	1.05
	$2,451

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,138	1.94%	$7

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $164, including $18 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $159 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Class A	$1,345	$–
Class M	291	–
Class C	453	–
Stock Selector Small Cap	145,099	–
Class I	4,133	–
Class Z	60	–
Total	$151,381	$–
From net investment income
Class A	$–	$34
Stock Selector Small Cap	–	6,885
Class I	–	201
Total	$–	$7,120
From net realized gain
Class A	$–	$156
Class M	–	34
Class C	–	55
Stock Selector Small Cap	–	16,959
Class I	–	504
Total	$–	$17,708

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017(a)	Year ended October 31, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	397	118	$11,141	$3,090
Reinvestment of distributions	52	7	1,339	186
Shares redeemed	(67)	(125)	(1,821)	(3,277)
Net increase (decrease)	382	–	$10,659	$(1)
Class M
Shares sold	91	46	$2,508	$1,150
Reinvestment of distributions	11	1	281	33
Shares redeemed	(30)	(47)	(799)	(1,187)
Net increase (decrease)	72	–	$1,990	$(4)
Class C
Shares sold	129	80	$3,346	$1,940
Reinvestment of distributions	19	2	447	53
Shares redeemed	(51)	(65)	(1,291)	(1,593)
Net increase (decrease)	97	17	$2,502	$400
Stock Selector Small Cap
Shares sold	22,058	6,895	$600,957	$183,697
Reinvestment of distributions	5,410	876	141,745	23,306
Shares redeemed	(41,044)	(11,988)	(1,115,801)	(319,370)
Net increase (decrease)	(13,576)	(4,217)	$(373,099)	$(112,367)
Class I
Shares sold	842	214	$24,053	$5,746
Reinvestment of distributions	157	26	4,120	702
Shares redeemed	(990)	(549)	(28,242)	(14,715)
Net increase (decrease)	9	(309)	$(69)	$(8,267)
Class Z
Shares sold	219	26	$6,401	$706
Reinvestment of distributions	2	–	51	–
Shares redeemed	(14)	(3)	(412)	(86)
Net increase (decrease)	207	23	$6,040	$620

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the "Fund"), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Class A	.94%
Actual		$1,000.00	$985.90	$4.71
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Class M	1.29%
Actual		$1,000.00	$984.40	$6.45
Hypothetical-C		$1,000.00	$1,018.70	$6.56
Class C	1.74%
Actual		$1,000.00	$982.20	$8.69
Hypothetical-C		$1,000.00	$1,016.43	$8.84
Stock Selector Small Cap	.60%
Actual		$1,000.00	$987.70	$3.01
Hypothetical-C		$1,000.00	$1,022.18	$3.06
Class I	.65%
Actual		$1,000.00	$987.40	$3.26
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class Z	.55%
Actual		$1,000.00	$988.10	$2.76
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Stock Selector Small Cap Fund
Class A	12/10/18	12/07/18	$0.011	$4.418
Class M	12/10/18	12/07/18	$0.000	$4.369
Class C	12/10/18	12/07/18	$0.000	$4.264
Class I	12/10/18	12/07/18	$0.058	$4.418
Class Z	12/10/18	12/07/18	$0.102	$4.418
Stock Selector Small Cap	12/10/18	12/07/18	$0.055	$4.418

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $172,329,595, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class I, Class Z, and Stock Selector Small Cap designate 100% of the dividends distributed in December 2017, during the fiscal year, as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class I, Class Z, and Stock Selector Small Cap designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Stock Selector Small Cap Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SCS-ANN-1218
1.703160.121

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Fidelity Flex℠ Small Cap Fund	4.18%	7.16%

 A From March 7, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Small Cap Fund on March 7, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$11,210	Fidelity Flex℠ Small Cap Fund
$11,229	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Lead Portfolio Manager Clint Lawrence:  For the fiscal year, the fund returned 4.18%, outpacing the 1.85% return of the benchmark Russell 2000® Index. Strong stock selection drove the fund's result relative to the Russell index, especially in the information technology sector. Picks in real estate, industrials and consumer discretionary also added value. Security selection in financials, materials and energy detracted. On an individual basis, the fund's top contributor was CarGurus, an online auto sales marketplace. Much of the stock's gain this period came in August, when CarGurus issued a better-than-expected earnings report. Very strong financial results boosted shares of private higher-education provider Grand Canyon Education. A couple of Puerto Rico-based holdings, banking company Popular – an out-of-index position – and payment-processing company Evertec both contributed, as did our non-index position in real estate investment trust (REIT) Store Capital. All three of these stocks were among our largest holdings at period end. In contrast, the fund's biggest individual detractor was Magellan Health, a provider of health care management services. In July, the company announced weaker-than-expected profits and lowered its earnings guidance for the year. ProAssurance, a provider of medical malpractice insurance, saw its shares fall after the firm forecasted rising insurance claims, consistent with industry trends. We sold the stock in July. Shares of aerospace and defense company Moog also struggled.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 1, 2018, co-manager Patrick Venanzi took a three-month leave of absence, returning on August 30, 2018. On August 1, 2018, Clint Lawrence assumed lead management responsibilities for the fund – a reconstituted hybrid small-cap growth/value strategy – succeeding Rich Thompson. Effective August 31, 2018: Jennifer Fo Cardillo and Slava Kruzement-Prykhodko are no longer co-managers of the fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Popular, Inc.	1.6
Store Capital Corp.	1.6
Magellan Health Services, Inc.	1.5
Enstar Group Ltd.	1.5
Primerica, Inc.	1.5
Rexford Industrial Realty, Inc.	1.3
Nomad Foods Ltd.	1.3
Standard Motor Products, Inc.	1.3
EVERTEC, Inc.	1.2
First Citizen Bancshares, Inc.	1.2
14.0

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Financials	18.5
Health Care	16.9
Information Technology	16.1
Consumer Discretionary	12.0
Industrials	11.6

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks	97.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 13.0%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (a)	916	$18,146
Media - 1.4%
Gray Television, Inc. (a)	3,423	59,252
Nexstar Broadcasting Group, Inc. Class A	304	22,767
The New York Times Co. Class A	839	22,150
		104,169
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	794	24,876

TOTAL COMMUNICATION SERVICES		147,191

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.3%
Standard Motor Products, Inc.	1,792	96,965
Diversified Consumer Services - 2.0%
Arco Platform Ltd. Class A	1,413	30,111
Bright Horizons Family Solutions, Inc. (a)	249	28,613
Grand Canyon Education, Inc. (a)	446	55,616
Weight Watchers International, Inc. (a)	570	37,677
		152,017
Hotels, Restaurants & Leisure - 1.7%
Bluegreen Vacations Corp.	808	10,585
Boyd Gaming Corp.	292	7,756
Dunkin' Brands Group, Inc.	200	14,512
Hilton Grand Vacations, Inc. (a)	624	16,767
Marriott Vacations Worldwide Corp.	152	13,450
Planet Fitness, Inc. (a)	806	39,567
Vail Resorts, Inc.	111	27,897
		130,534
Household Durables - 1.6%
Cavco Industries, Inc. (a)	211	42,329
LGI Homes, Inc. (a)	317	13,564
Skyline Champion Corp.	883	21,042
Taylor Morrison Home Corp. (a)	1,990	32,915
TopBuild Corp. (a)	244	11,131
		120,981
Internet & Direct Marketing Retail - 1.2%
Etsy, Inc. (a)	253	10,758
Gaia, Inc. Class A (a)	1,060	15,487
GrubHub, Inc. (a)	206	19,104
Stamps.com, Inc. (a)	234	47,308
		92,657
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	206	19,137
Specialty Retail - 3.2%
Aaron's, Inc. Class A	1,143	53,870
Five Below, Inc. (a)	298	33,918
Sally Beauty Holdings, Inc. (a)	4,702	83,743
Signet Jewelers Ltd.	308	17,263
The Children's Place Retail Stores, Inc.	337	50,348
		239,142
Textiles, Apparel & Luxury Goods - 0.7%
Axonics Modulation Technologies, Inc. (a)	791	11,849
Columbia Sportswear Co.	159	14,355
G-III Apparel Group Ltd. (a)	487	19,412
Gritstone Oncology, Inc.	470	7,995
		53,611

TOTAL CONSUMER DISCRETIONARY		905,044

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc.	3,496	77,436
Performance Food Group Co. (a)	743	21,785
		99,221
Food Products - 1.6%
Nomad Foods Ltd. (a)	5,137	98,117
Post Holdings, Inc. (a)	253	22,370
		120,487
Household Products - 0.3%
Central Garden & Pet Co. (a)	372	12,083
Central Garden & Pet Co. Class A (non-vtg.) (a)	362	10,733
		22,816
Tobacco - 0.7%
Universal Corp.	775	52,592

TOTAL CONSUMER STAPLES		295,116

ENERGY - 4.1%
Energy Equipment & Services - 1.1%
NCS Multistage Holdings, Inc. (a)	857	9,684
Oil States International, Inc. (a)	1,128	25,121
ShawCor Ltd. Class A	2,601	47,181
		81,986
Oil, Gas & Consumable Fuels - 3.0%
Berry Petroleum Corp.	871	12,194
Delek U.S. Holdings, Inc.	1,882	69,107
Denbury Resources, Inc. (a)	11,600	40,020
Renewable Energy Group, Inc. (a)	463	14,390
Roan Resources, Inc. (a)	2,127	34,606
Whiting Petroleum Corp. (a)	1,467	54,719
		225,036

TOTAL ENERGY		307,022

FINANCIALS - 18.5%
Banks - 8.2%
BOK Financial Corp.	206	17,660
Cadence Bancorp Class A	2,993	66,026
Cullen/Frost Bankers, Inc.	488	47,785
CVB Financial Corp.	1,640	35,834
Equity Bancshares, Inc. (a)	1,398	50,454
First Citizen Bancshares, Inc.	212	90,446
Heartland Financial U.S.A., Inc.	1,077	57,232
Hilltop Holdings, Inc.	3,602	71,680
Popular, Inc.	2,355	122,479
The Bank of NT Butterfield & Son Ltd.	300	12,087
Trico Bancshares	1,248	44,953
		616,636
Capital Markets - 2.5%
Apollo Global Management LLC Class A	512	15,063
Cboe Global Markets, Inc.	187	21,103
Hamilton Lane, Inc. Class A	438	16,810
LPL Financial	230	14,168
Morningstar, Inc.	476	59,405
MSCI, Inc.	153	23,008
OM Asset Management Ltd.	1,648	18,787
Virtu Financial, Inc. Class A	752	17,837
		186,181
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	677	51,276
Diversified Financial Services - 1.2%
Donnelley Financial Solutions, Inc. (a)	3,237	50,335
Gores Holdings II, Inc. (a)	4,526	42,499
		92,834
Insurance - 4.6%
Argo Group International Holdings, Ltd.	1,181	72,761
Axis Capital Holdings Ltd.	584	32,581
Enstar Group Ltd. (a)	626	113,682
First American Financial Corp.	413	18,308
Primerica, Inc.	1,001	109,850
		347,182
Real Estate Management & Development - 0.2%
The RMR Group, Inc.	228	17,301
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc.	3,819	59,691
Essent Group Ltd. (a)	596	23,494
		83,185

TOTAL FINANCIALS		1,394,595

HEALTH CARE - 16.9%
Biotechnology - 4.6%
Abeona Therapeutics, Inc. (a)	803	6,906
Acceleron Pharma, Inc. (a)	336	17,059
Acorda Therapeutics, Inc. (a)	332	6,345
Adaptimmune Therapeutics PLC sponsored ADR (a)	608	3,770
Aduro Biotech, Inc. (a)	1,348	5,716
Alder Biopharmaceuticals, Inc. (a)	696	8,839
AnaptysBio, Inc. (a)	235	17,559
Arena Pharmaceuticals, Inc. (a)	230	8,202
Argenx SE ADR (a)	213	17,042
Array BioPharma, Inc. (a)	1,439	23,312
Ascendis Pharma A/S sponsored ADR (a)	440	28,288
Atara Biotherapeutics, Inc. (a)	277	9,465
Audentes Therapeutics, Inc. (a)	465	13,113
Blueprint Medicines Corp. (a)	314	19,082
Crinetics Pharmaceuticals, Inc. (a)	217	5,405
Dynavax Technologies Corp. (a)	759	7,507
FibroGen, Inc. (a)	446	19,120
Five Prime Therapeutics, Inc. (a)	258	3,132
Global Blood Therapeutics, Inc. (a)	488	17,124
Heron Therapeutics, Inc. (a)	403	11,187
Kezar Life Sciences, Inc.	434	10,733
Ligand Pharmaceuticals, Inc. Class B (a)	81	13,350
Loxo Oncology, Inc. (a)	166	25,342
Mirati Therapeutics, Inc. (a)	234	8,745
Sarepta Therapeutics, Inc. (a)	249	33,306
Spark Therapeutics, Inc. (a)	165	7,423
TESARO, Inc. (a)	76	2,195
		349,267
Health Care Equipment & Supplies - 5.7%
Cerus Corp. (a)	1,240	8,308
CONMED Corp.	222	14,969
Glaukos Corp. (a)	290	16,803
Globus Medical, Inc. (a)	687	36,308
Hill-Rom Holdings, Inc.	241	20,263
ICU Medical, Inc. (a)	65	16,557
Insulet Corp. (a)	651	57,425
Integer Holdings Corp. (a)	232	17,277
Integra LifeSciences Holdings Corp. (a)	1,205	64,552
iRhythm Technologies, Inc. (a)	370	28,586
LivaNova PLC (a)	396	44,348
Masimo Corp. (a)	377	43,581
Merit Medical Systems, Inc. (a)	516	29,474
Novocure Ltd. (a)	567	18,790
Quanterix Corp. (a)	667	11,679
		428,920
Health Care Providers & Services - 2.9%
Chemed Corp.	63	19,173
G1 Therapeutics, Inc. (a)	437	17,484
LHC Group, Inc. (a)	246	22,492
Magellan Health Services, Inc. (a)	1,792	116,588
Molina Healthcare, Inc. (a)	340	43,102
		218,839
Health Care Technology - 1.1%
Cegedim SA (a)	144	3,605
Evolent Health, Inc. (a)	592	13,142
HMS Holdings Corp. (a)	1,004	28,935
HTG Molecular Diagnostics (a)	769	2,930
Teladoc Health, Inc. (a)	438	30,371
		78,983
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	237	32,725
Morphosys AG (a)	162	15,009
		47,734
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (a)	507	6,028
Aerie Pharmaceuticals, Inc. (a)	271	14,412
Akcea Therapeutics, Inc. (a)	315	7,031
GW Pharmaceuticals PLC ADR (a)	64	8,799
Nektar Therapeutics (a)	346	13,383
Prestige Brands Holdings, Inc. (a)	2,074	74,996
The Medicines Company (a)	379	8,816
Theravance Biopharma, Inc. (a)	190	4,611
Xeris Pharmaceuticals, Inc.	365	8,001
		146,077

TOTAL HEALTH CARE		1,269,820

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	471	27,535
HEICO Corp. Class A	510	33,997
Moog, Inc. Class A	1,149	82,211
Teledyne Technologies, Inc. (a)	125	27,660
		171,403
Air Freight & Logistics - 0.1%
Forward Air Corp.	194	11,638
Airlines - 0.3%
SkyWest, Inc.	374	21,426
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	632	30,911
Construction & Engineering - 1.3%
Argan, Inc.	322	14,174
Dycom Industries, Inc. (a)	456	30,953
Jacobs Engineering Group, Inc.	697	52,338
		97,465
Electrical Equipment - 1.5%
Generac Holdings, Inc. (a)	702	35,612
Regal Beloit Corp.	1,049	75,213
		110,825
Industrial Conglomerates - 0.4%
ITT, Inc.	543	27,422
Machinery - 1.3%
AGCO Corp.	294	16,476
Allison Transmission Holdings, Inc.	445	19,616
Apergy Corp. (a)	314	12,243
Gardner Denver Holdings, Inc. (a)	391	10,580
Luxfer Holdings PLC sponsored	661	15,256
Milacron Holdings Corp. (a)	978	13,692
Mueller Industries, Inc.	518	12,613
		100,476
Professional Services - 2.5%
Asgn, Inc. (a)	526	35,284
CBIZ, Inc. (a)	3,710	82,288
Exponent, Inc.	507	25,583
FTI Consulting, Inc. (a)	168	11,610
Insperity, Inc.	316	34,713
		189,478
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	662	52,450
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	519	34,114
SiteOne Landscape Supply, Inc. (a)	176	11,975
Univar, Inc. (a)	446	10,981
		57,070

TOTAL INDUSTRIALS		870,564

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 2.2%
Dolby Laboratories, Inc. Class A	209	14,381
Novanta, Inc. (a)	219	12,748
SYNNEX Corp.	241	18,704
Tech Data Corp. (a)	577	40,771
TTM Technologies, Inc. (a)	5,266	61,612
Zebra Technologies Corp. Class A (a)	118	19,623
		167,839
Internet Software & Services - 1.8%
ANGI Homeservices, Inc. Class A (a)	1,108	21,207
BlackLine, Inc. (a)	330	15,305
CarGurus, Inc. Class A	1,925	85,509
ShotSpotter, Inc. (a)	323	12,494
		134,515
IT Services - 5.9%
Booz Allen Hamilton Holding Corp. Class A	550	27,247
Computer Services, Inc.	1,536	76,908
Elastic NV	206	14,008
EPAM Systems, Inc. (a)	235	28,075
Euronet Worldwide, Inc. (a)	247	27,461
EVERTEC, Inc.	3,478	90,706
EVO Payments, Inc. Class A	379	8,997
GoDaddy, Inc. (a)	426	31,170
Hackett Group, Inc.	3,960	81,061
Interxion Holding N.V. (a)	376	22,135
Leidos Holdings, Inc.	229	14,835
Okta, Inc. (a)	201	11,730
Presidio, Inc.	678	9,085
		443,418
Semiconductors & Semiconductor Equipment - 0.7%
Brooks Automation, Inc.	542	16,818
Entegris, Inc.	1,157	30,707
		47,525
Software - 5.0%
2U, Inc. (a)	716	45,044
8x8, Inc. (a)	862	14,818
Black Knight, Inc. (a)	378	18,435
Cardlytics, Inc. (a)	2,032	42,997
Dropbox, Inc. Class A (a)	316	7,417
Five9, Inc. (a)	670	26,371
HubSpot, Inc. (a)	265	35,947
j2 Global, Inc.	234	17,045
New Relic, Inc. (a)	94	8,390
Parametric Technology Corp. (a)	194	15,988
Pivotal Software, Inc.	474	9,670
Pluralsight, Inc.	1,337	29,962
PROS Holdings, Inc. (a)	474	15,604
RealPage, Inc. (a)	378	20,034
Talend SA ADR (a)	216	13,381
The Trade Desk, Inc. (a)	242	29,899
Zendesk, Inc. (a)	281	15,447
Zuora, Inc.	600	12,252
		378,701

TOTAL INFORMATION TECHNOLOGY		1,171,998

MATERIALS - 2.9%
Chemicals - 1.3%
Orion Engineered Carbons SA	2,721	70,229
The Chemours Co. LLC	865	28,554
		98,783
Containers & Packaging - 1.4%
Aptargroup, Inc.	296	30,180
Avery Dennison Corp.	98	8,891
Silgan Holdings, Inc.	2,802	67,332
		106,403
Paper & Forest Products - 0.2%
Neenah, Inc.	161	12,954

TOTAL MATERIALS		218,140

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
CareTrust (REIT), Inc.	4,071	71,894
Clipper Realty, Inc.	2,027	27,243
Corporate Office Properties Trust (SBI)	2,027	52,378
Equity Commonwealth	2,172	64,682
Four Corners Property Trust, Inc.	2,131	55,576
Rexford Industrial Realty, Inc.	3,107	98,399
Store Capital Corp.	4,070	118,152
Terreno Realty Corp.	430	16,095
		504,419
UTILITIES - 3.1%
Electric Utilities - 1.3%
El Paso Electric Co.	637	36,341
IDACORP, Inc.	648	60,432
		96,773
Independent Power and Renewable Electricity Producers - 1.0%
NRG Yield, Inc. Class C	3,921	76,891
Water Utilities - 0.8%
SJW Corp.	1,043	63,341

TOTAL UTILITIES		237,005

TOTAL COMMON STOCKS
(Cost $7,411,705)		7,320,914

Convertible Preferred Stocks - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Compass, Inc.:
Series E (b)(c)	26	3,083
Series F (b)(c)	310	36,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,511)		39,840
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.01% 11/8/18
(Cost $9,996)	10,000	9,996
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.23% (d)
(Cost $84,602)	84,585	84,602
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $7,544,814)		7,455,352
NET OTHER ASSETS (LIABILITIES) - 1.0%		78,598
NET ASSETS - 100%		$7,533,950

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,840 or 0.5% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,186
Total	$3,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$147,191	$147,191	$--	$--
Consumer Discretionary	905,044	905,044	--	--
Consumer Staples	295,116	295,116	--	--
Energy	307,022	307,022	--	--
Financials	1,394,595	1,394,595	--	--
Health Care	1,269,820	1,269,820	--	--
Industrials	870,564	870,564	--	--
Information Technology	1,211,838	1,171,998	--	39,840
Materials	218,140	218,140	--	--
Real Estate	504,419	504,419	--	--
Utilities	237,005	237,005	--	--
U.S. Government and Government Agency Obligations	9,996	--	9,996	--
Money Market Funds	84,602	84,602	--	--
Total Investments in Securities:	$7,455,352	$7,405,516	$9,996	$39,840

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.0%
Bermuda	3.6%
Puerto Rico	2.8%
British Virgin Islands	1.3%
United Kingdom	1.3%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,460,212)	$7,370,750
Fidelity Central Funds (cost $84,602)	84,602
Total Investment in Securities (cost $7,544,814)		$7,455,352
Cash		67,133
Receivable for investments sold		85,375
Receivable for fund shares sold		5,014
Dividends receivable		1,348
Distributions receivable from Fidelity Central Funds		97
Total assets		7,614,319
Liabilities
Payable for investments purchased	$77,744
Payable for fund shares redeemed	2,625
Total liabilities		80,369
Net Assets		$7,533,950
Net Assets consist of:
Paid in capital		$7,499,240
Total distributable earnings (loss)		34,710
Net Assets, for 678,576 shares outstanding		$7,533,950
Net Asset Value, offering price and redemption price per share ($7,533,950 ÷ 678,576 shares)		$11.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$66,934
Income from Fidelity Central Funds		3,186
Total income		70,120
Expenses
Independent trustees' fees and expenses	$29
Commitment fees	14
Total expenses		43
Net investment income (loss)		70,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	126,710
Fidelity Central Funds	(23)
Foreign currency transactions	27
Futures contracts	6,065
Total net realized gain (loss)		132,779
Change in net unrealized appreciation (depreciation) on investment securities		(130,145)
Net gain (loss)		2,634
Net increase (decrease) in net assets resulting from operations		$72,711

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	For the period March 7, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,077	$3,593
Net realized gain (loss)	132,779	(6,185)
Change in net unrealized appreciation (depreciation)	(130,145)	40,683
Net increase (decrease) in net assets resulting from operations	72,711	38,091
Distributions to shareholders	(5,350)	–
Total distributions	(5,350)	–
Share transactions
Proceeds from sales of shares	13,229,826	500,000
Reinvestment of distributions	5,350	–
Cost of shares redeemed	(6,306,678)	–
Net increase (decrease) in net assets resulting from share transactions	6,928,498	500,000
Total increase (decrease) in net assets	6,995,859	538,091
Net Assets
Beginning of period	538,091	–
End of period	$7,533,950	$538,091
Other Information
Undistributed net investment income end of period		$3,459
Shares
Sold	1,158,230	50,000
Issued in reinvestment of distributions	496	–
Redeemed	(530,150)	–
Net increase (decrease)	628,576	50,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Fund

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.07
Net realized and unrealized gain (loss)	.32	.69
Total from investment operations	.45	.76
Distributions from net investment income	(.11)	–
Total distributions	(.11)	–
Net asset value, end of period	$11.10	$10.76
Total ReturnC	4.18%	7.60%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	- %G
Expenses net of fee waivers, if anyF	-%	- %G
Expenses net of all reductionsF	-%	- %G
Net investment income (loss)	1.14%	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,534	$538
Portfolio turnover rateH	163%	249%G

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 550,623
Gross unrealized depreciation	(678,076)
Net unrealized appreciation (depreciation)	$(127,453)
Tax Cost	$7,582,805

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$144,052
Undistributed long-term capital gain	$18,111
Net unrealized appreciation (depreciation) on securities and other investments	$(127,453)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017(a)
Ordinary Income	$5,350	$ -

 (a) For the period March 7, 2017 (commencement of operations) to October 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,354,846 and $9,433,975, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $526 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Flex Small Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Fund (the “Fund”), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 7, 2017 (commencement of operations) to October 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 7, 2017 (commencement of operations) to October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-850-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	- %-C	$1,000.00	$993.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Small Cap Fund voted to pay on December 10, 2018, to shareholders of record at the opening of business on December 07, 2018, a distribution of $0.199 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.122 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $18,112, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 70% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 63% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Flex Small Cap Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZSC-ANN-1218
1.9881583.101

Item 2.

Code of Ethics

As of the end of the period, October 31, 2018, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Small Cap Fund and Fidelity Stock Selector Small Cap Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Small Cap Fund	$39,000	$100	$5,200	$1,100
Fidelity Stock Selector Small Cap Fund	$47,000	$100	$5,000	$1,300

October 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Small Cap Fund	$33,000	$-	$4,900	$600
Fidelity Stock Selector Small Cap Fund	$49,000	$100	$5,100	$1,300

A Amounts may reflect rounding.

B Fidelity Flex Small Cap Fund commenced operations on March 7, 2017.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Focused Stock Fund and Fidelity Value Fund (the “Funds”):

Services Billed by PwC

October 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$53,000	$4,600	$3,300	$2,200
Fidelity Disciplined Equity Fund	$53,000	$4,600	$3,300	$2,300
Fidelity Focused Stock Fund	$35,000	$3,100	$3,300	$1,500
Fidelity Value Fund	$61,000	$5,300	$4,400	$2,600

October 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$53,000	$4,900	$3,500	$2,400
Fidelity Disciplined Equity Fund	$58,000	$5,400	$5,200	$2,600
Fidelity Focused Stock Fund	$35,000	$3,300	$3,500	$1,600
Fidelity Value Fund	$61,000	$5,800	$7,000	$2,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2018A	October 31, 2017A,B
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Small Cap Fund’s commencement of operations.

Services Billed by PwC

	October 31, 2018A	October 31, 2017A
Audit-Related Fees	$7,745,000	$12,525,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2018A	October 31, 2017A,B
Deloitte Entities	$770,000	$540,000
PwC	$10,800,000	$15,315,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Small Cap Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018